Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.53%

ASSET-BACKED SECURITIES 3.94%

Automobiles 0.18%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$402	$401,934
ACC Trust 2018-1 C†	6.81%		2/21/2023	500	506,219
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	971,368
Total					1,879,521

Credit Cards 0.12%

Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	1,235	1,171,220

Other 3.64%

AMMC CLO XII Ltd. 2013-12A DR†	4.434%(3 Mo. LIBOR + 2.70%)	#	11/10/2030	391	278,751
Apex Credit CLO LLC 2017-2A B†	2.966%(3 Mo. LIBOR + 1.85%)	#	9/20/2029	522	452,823
Apidos CLO XXXII 2019-32A C†	4.083%(3 Mo. LIBOR + 2.40%)	#	1/20/2033	504	421,880
Battalion CLO XV Ltd. 2019-16A B†	3.903%(3 Mo. LIBOR + 2.00%)	#	12/19/2032	1,714	1,552,508
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	3.878%(3 Mo. LIBOR + 2.00%)	#	1/15/2033	578	527,065
Benefit Street Partners CLO XIX Ltd. 2019-19A C†	4.478%(3 Mo. LIBOR + 2.60%)	#	1/15/2033	469	382,754	(a)
BlueMountain CLO XXIII Ltd. 2018-23A D†	4.719%(3 Mo. LIBOR + 2.90%)	#	10/20/2031	369	275,367
Carlyle US CLO Ltd. 2019-4A B†	4.578%(3 Mo. LIBOR + 2.70%)	#	1/15/2033	1,141	963,816
Cedar Funding VI CLO Ltd. 2016-6A DR†	4.819%(3 Mo. LIBOR + 3.00%)	#	10/20/2028	657	506,159
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	1,246	1,233,678	(a)
Greywolf CLO III Ltd. 2020-3RA A1R†	3.092%(3 Mo. LIBOR + 1.29%)	#	4/15/2033	1,399	1,303,592
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.944%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	465	413,525
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	3.536%(3 Mo. LIBOR + 1.70%)	#	1/17/2030	680	604,821	(a)
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	199	176,618
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	3,290	2,931,992
Jamestown CLO VII Ltd. 2015-7A BR†	3.444%(3 Mo. LIBOR + 1.65%)	#	7/25/2027	1,202	1,012,802
Kayne CLO 7 Ltd. 2020-7A A1†(b)	Zero Coupon	#(c)	4/17/2033	3,316	3,037,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

KKR CLO 9 Ltd. 9 B1R†	3.581%(3 Mo. LIBOR + 1.75%)	#	7/15/2030	$500	$449,117
KVK CLO Ltd. 2013-A BR†	3.288%(3 Mo. LIBOR + 1.45%)	#	1/14/2028	268	252,168	(a)
Madison Park Funding XIV Ltd. 2014-14A DRR†	4.752%(3 Mo. LIBOR + 2.95%)	#	10/22/2030	333	248,379
Madison Park Funding XXXVI Ltd. 2019-36A C†	4.542%(3 Mo. LIBOR + 2.60%)	#	1/15/2033	914	785,130
Marble Point CLO XVII Ltd. 2020-1A A†	2.196%(3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,050	1,869,530
Marble Point CLO XVII Ltd. 2020-1A B†	2.666%(3 Mo. LIBOR + 1.77%)	#	4/20/2033	652	555,088	(a)
Mariner CLO Ltd. 2017-4A D†	4.844%(3 Mo. LIBOR + 3.05%)	#	10/26/2029	694	522,628
Mountain View CLO 2017-1A BR†	2.455%(3 Mo. LIBOR + 1.75%)	#	10/16/2029	762	678,546
Mountain View CLO X Ltd. 2015-10A BR†	3.198%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,336	1,216,704
Northwoods Capital 20 Ltd. 2019-20A C†	4.701%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	1,099	934,170
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.981%(3 Mo. LIBOR + 1.18%)	#	1/24/2033	1,250	1,140,937
Octagon Investment Partners 39 Ltd. 2018-3A D†	4.769%(3 Mo. LIBOR + 2.95%)	#	10/20/2030	322	265,183	(a)
OHA Loan Funding Ltd. 2015-1A CR2†	4.342%(3 Mo. LIBOR + 2.65%)	#	11/15/2032	607	510,550
OZLM Funding III Ltd. 2013-3A A2AR†	3.752%(3 Mo. LIBOR + 1.95%)	#	1/22/2029	1,200	1,125,197	(a)
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.881%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	884	825,737
Palmer Square Loan Funding Ltd. 2018-1A B†	3.231%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	670	570,940
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,532	1,462,183
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,915	1,724,043
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,121	889,888	(a)
Regatta VI Funding Ltd. 2016-1A DR†	4.519%(3 Mo. LIBOR + 2.70%)	#	7/20/2028	250	202,317
Regatta XVI Funding Ltd. 2019-2A B†	3.953%(3 Mo. LIBOR + 2.05%)	#	1/15/2033	2,300	2,113,553
THL Credit Wind River CLO Ltd. 2018-3A D†	4.769%(3 Mo. LIBOR + 2.95%)	#	1/20/2031	608	397,512	(a)
West CLO Ltd. 2014-2A BR†	3.593%(3 Mo. LIBOR + 1.75%)	#	1/16/2027	459	420,037	(a)
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	1,661	1,599,389
Total					36,834,296
Total Asset-Backed Securities (cost $44,627,614)					39,885,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Shares (000)		Fair Value
COMMON STOCKS 6.32%

Auto Parts & Equipment 0.05%

Chassix Holdings, Inc.		59	$535,275	(a)

Cable & Satellite Television 0.22%

Cable One, Inc.		1	2,232,566

Discount Stores 0.16%

Amazon.com, Inc.*		1	1,610,469

Energy: Exploration & Production 0.07%

Chaparral Energy, Inc. Class A*		60	28,327
MEG Energy Corp.*(d)	CAD	543	644,090
Templar Energy LLC Class A Units		46	3,698	(e)
Total			676,115

Food: Wholesale 0.15%

Beyond Meat, Inc.*		23	1,522,676

Gaming 0.18%

Churchill Downs, Inc.		18	1,821,803

Hotels 0.09%

Hilton Worldwide Holdings, Inc.		14	928,473

Media: Content 0.13%

Netflix, Inc.*		4	1,322,511

Media: Diversified 0.10%

Walt Disney Co. (The)		11	1,021,448

Medical Products 0.34%

DexCom, Inc.*		13	3,462,274

Personal & Household Products 0.47%

Church & Dwight Co., Inc.		29	1,842,287
Estee Lauder Cos., Inc. (The) Class A		11	1,810,899
Gibson Brands, Inc.		9	1,110,258	(a)
Remington Outdoor Co., Inc.*		16	20,321
Total			4,783,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Shares (000)		Fair Value
Pharmaceuticals 0.70%

Gilead Sciences, Inc.		13	$972,777
NextCure, Inc.*		79	2,942,653
Regeneron Pharmaceuticals, Inc.*		2	1,043,476
Vertex Pharmaceuticals, Inc.*		4	1,055,546
Zoetis, Inc.		9	1,016,018
Total			7,030,470

Restaurants 0.90%

Domino’s Pizza, Inc.		8	2,510,894
Shake Shack, Inc. Class A*		117	4,415,127
Texas Roadhouse, Inc.		52	2,148,963
Total			9,074,984

Software/Services 1.82%

Adyen NV†*(d)	EUR	1	1,165,205
Akamai Technologies, Inc.*		25	2,329,427
Alibaba Group Holding Ltd. ADR*		8	1,586,762
Autodesk, Inc.*		11	1,743,169
DocuSign, Inc.*		37	3,377,775
RingCentral, Inc. Class A*		7	1,584,239
Shopify, Inc. Class A (Canada)*(f)		8	3,426,748
Spotify Technology SA (Sweden)*(f)		14	1,640,654
Zoom Video Communications, Inc. Class A*		10	1,496,561
Total			18,350,540

Specialty Retail 0.40%

Chewy, Inc. Class A*		28	1,058,230
Claires Holdings LLC		1	586,975
Lululemon Athletica, Inc. (Canada)*(f)		13	2,444,058
Total			4,089,263

Support: Services 0.14%

Bright Horizons Family Solutions, Inc.*		14	1,434,222

Technology Hardware & Equipment 0.40%

Apple, Inc.		4	1,076,410
NVIDIA Corp.		11	2,958,646
Total			4,035,056
Total Common Stocks (cost $72,747,287)			63,931,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.62%

Automakers 0.46%

Tesla, Inc.	2.00%	5/15/2024	$2,543	$4,645,262

Software/Services 0.16%
Atlassian, Inc.	0.625%	5/1/2023	906	1,579,865
Total Convertible Bonds (cost $6,430,533)				6,225,127

FLOATING RATE LOANS(g) 6.15%

Advertising 0.14%

Clear Channel Outdoor Holdings, Inc. Term Loan B	4.489%(1 Mo. LIBOR + 3.50%)	8/21/2026	1,609	1,367,578

Aerospace/Defense 0.08%

Doncasters Finance US LLC 2020 USD Term Loan B2	8.50%(3 Mo. LIBOR + 6.50%)	3/6/2024	656	580,762	(h)
Doncasters Finance US LLC USD Holdco PIK Term Loan	13.50%	3/6/2025	662	264,839	(h)
Total				845,601

Air Transportation 0.32%

American Airlines, Inc. 2018 Term Loan B	2.709%(1 Mo. LIBOR + 1.75%)	6/27/2025	2,855	2,317,856
Kestrel Bidco Inc. Term Loan B (Canada)(f)	4.00%(1 Mo. LIBOR + 3.00%)	12/11/2026	1,119	880,431
Total				3,198,287

Auto Parts & Equipment 0.14%

American Axle and Manufacturing, Inc. Term Loan B	3.20%(1 Mo. LIBOR + 2.25%)	4/6/2024	1,644	1,389,110

Building Materials 0.25%

Forterra Finance, LLC 2017 Term Loan B	4.00%(1 Mo. LIBOR + 3.00%)	10/25/2023	1,814	1,517,440
Yak Access, LLC 2018 1st Lien Term Loan B	6.45%(3 Mo. LIBOR + 5.00%)	7/11/2025	1,297	959,455
Total				2,476,895

Cable & Satellite Television 0.11%

Charter Communications Operating, LLC 2019 Term Loan B2	— (i)	2/1/2027	1,177	1,135,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.21%

Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(f)	3.863%(1 Mo. LIBOR + 3.00%)		10/1/2025	$2,317	$2,102,389

Diversified Capital Goods 0.16%

Granite Holdings US Acquisition Co. Term Loan B	6.322%(6 Mo. LIBOR + 5.25%)		9/30/2026	1,733	1,256,414	(h)
UTEX Industries Inc. 1st Lien Term loan 2014	5.00%(1 Mo. LIBOR + 4.00%)		5/22/2021	962	319,037
Total					1,575,451

Electric: Generation 0.51%

Astoria Energy LLC Term Loan B	5.00%(1 Mo. LIBOR + 4.00%)		12/24/2021	1,141	1,057,515
Edgewater Generation, L.L.C. Term Loan	4.739%(1 Mo. LIBOR + 3.75%)		12/13/2025	1,154	950,271
Frontera Generation Holdings LLC 2018 Term Loan B	5.25%(1 Mo. LIBOR + 4.25%)		5/2/2025	1,393	1,037,678
Lightstone Holdco LLC 2018 Term Loan B	4.75%(1 Mo. LIBOR + 3.75%)		1/30/2024	1,166	903,384
Lightstone Holdco LLC 2018 Term Loan C	4.75%(1 Mo. LIBOR + 3.75%)		1/30/2024	66	50,952
Moxie Patriot LLC Delayed Draw Term Loan B2	7.20%(3 Mo. LIBOR + 5.75%)		12/19/2020	900	759,444
Moxie Patriot LLC Term Loan B1	7.20%(3 Mo. LIBOR + 5.75%)		12/19/2020	514	434,121
Total					5,193,365

Electric: Integrated 0.36%

Pacific Gas & Electric Company Revolver	5.53%(3 Mo. LIBOR + 2.28%)		4/27/2022	3,757	3,636,932

Food: Wholesale 0.30%

Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(f)	3.239%(1 Mo. LIBOR + 2.25%)		1/29/2027	1,072	1,029,499	(h)
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(f)	—	(i)	5/1/2026	876	826,951
United Natural Foods, Inc. Term Loan B	5.239%(1 Mo. LIBOR + 4.25%)		10/22/2025	1,369	1,185,988
Total					3,042,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.34%

PCI Gaming Authority Term Loan	3.489%(1 Mo. LIBOR + 2.50%)	5/29/2026	$165	$136,814
Playtika Holding Corp Term Loan B	7.072%	12/10/2024	2,330	2,198,131
VICI Properties 1 LLC Replacement Term Loan B	2.674%(1 Mo. LIBOR + 1.75%)	12/20/2024	1,227	1,141,877
Total				3,476,822

Gas Distribution 0.11%

Buckeye Partners, L.P. 2019 Term Loan B	4.265%(1 Mo. LIBOR + 2.75%)	11/1/2026	1,159	1,072,365

Health Services 0.68%

Da Vinci Purchaser Corp. 2019 Term Loan	5.872%(3 Mo. LIBOR + 4.00%)	1/8/2027	1,186	1,135,782
Global Medical Response, Inc. 2018 Term Loan B1	4.932%(2 Mo. LIBOR + 3.25%)	4/28/2022	1,307	1,221,610
Parexel International Corporation Term Loan B	3.739%(1 Mo. LIBOR + 2.75%)	9/27/2024	1,200	1,036,819
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	4.739%(1 Mo. LIBOR + 3.75%)	11/17/2025	1,696	1,583,259
U.S. Renal Care, Inc. 2019 Term Loan B	6.00%(1 Mo. LIBOR + 5.00%)	6/26/2026	2,094	1,852,123
Total				6,829,593

Insurance Brokerage 0.11%

Hub International Limited 2018 Term Loan B	4.20%(3 Mo. LIBOR + 2.75%)	4/25/2025	1,173	1,104,518

Media: Content 0.10%

Univision Communications Inc. Term Loan C5	3.75%(1 Mo. LIBOR + 2.75%)	3/15/2024	1,194	1,027,941

Personal & Household Products 0.18%

FGI Operating Company, LLC Exit Term Loan	12.00%(3 Mo. LIBOR + 10.00%)	5/16/2022	105	84,207	(h)
Revlon Consumer Products Corporation 2016 Term Loan B	5.113%(3 Mo. LIBOR + 3.50%)	9/7/2023	2,110	844,628
TGP Holdings III, LLC 2018 1st Lien Term Loan	6.027%(3 Mo. LIBOR + 4.25%)	9/25/2024	1,209	924,658
Total				1,853,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Rail 0.17%

Genesee & Wyoming Inc. (New) Term Loan	3.45%(3 Mo. LIBOR + 2.00%)	12/30/2026	$1,740	$1,679,223

Recreation & Travel 0.29%

Alterra Mountain Company Term Loan B1	3.75%(1 Mo. LIBOR + 2.75%)	7/31/2024	1,135	1,038,761
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(f)	3.50%(1 Mo. LIBOR + 2.50%)	2/1/2024	1,198	1,081,277
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50%(1 Mo. LIBOR + 3.50%)	7/3/2024	1,169	817,669
Total				2,937,707

Restaurants 0.26%

IRB Holding Corp 2020 Term Loan B	3.75%(1 Wk. LIBOR + 2.75%)	2/5/2025	1,781	1,394,247
Panera Bread Company Term Loan A	2.75%(1 Mo. LIBOR + 1.75%)	7/18/2022	1,412	1,249,542
Total				2,643,789

Software/Services 0.32%

Ancestry.com Operations Inc. 2019 Extended Term Loan B	5.24%(1 Mo. LIBOR + 4.25%)	8/27/2026	1,103	887,637
Ellie Mae, Inc. Term Loan	5.945%(3 Mo. LIBOR + 4.00%)	4/17/2026	150	133,839
Tibco Software Inc. 2020 Term Loan B	4.74%(1 Mo. LIBOR + 3.75%)	6/30/2026	1,145	1,087,983	(h)
Ultimate Software Group Inc. (The) Term Loan B	4.739%(1 Mo. LIBOR + 3.75%)	5/4/2026	1,213	1,142,150
Total				3,251,609

Specialty Retail 0.52%

BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	3.047%(1 Mo. LIBOR + 2.25%)	2/3/2024	1,576	1,522,078
Claire’s Stores, Inc. 2019 Term Loan B	8.421%(3 Mo. LIBOR + 6.50%)	12/18/2026	685	577,482
CWGS Group, LLC 2016 Term Loan	3.739%(1 Mo. LIBOR + 2.75%)	11/8/2023	1,274	857,094
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan	4.70%(3 Mo. LIBOR + 3.25%)	3/20/2025	1,442	1,169,702
PetSmart, Inc. Consenting Term Loan	5.00%(6 Mo. LIBOR + 4.00%)	3/11/2022	1,228	1,181,011
Total				5,307,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.43%

Aramark Services, Inc. 2018 Term Loan B2	2.739%(1 Mo. LIBOR + 1.75%)	3/28/2024		$411	$394,586	(h)
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.989%(1 Mo. LIBOR + 3.00%)	2/3/2025		1,191	1,017,933
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	4.70%(3 Mo. LIBOR + 3.25%)	10/20/2025		1,249	792,264
Pike Corporation 2019 Term Loan B	4.24%(1 Mo. LIBOR + 3.25%)	7/24/2026		1,172	1,099,551
Trans Union, LLC 2019 Term Loan B5	2.739%(1 Mo. LIBOR + 1.75%)	11/16/2026		1,107	1,067,125
Total					4,371,459

Transportation: Infrastructure/Services 0.06%

Commercial Barge Line Company 2015 1st Lien Term Loan	— (i)	11/12/2020		1,626	528,376
Commercial Barge Line Company 2020 DIP Term Loan	9.00%(1 Mo. LIBOR + 7.00%)	2/3/2027		97	94,138	(h)
Total					622,514
Total Floating Rate Loans (cost $71,612,838)					62,142,203

FOREIGN GOVERNMENT OBLIGATIONS 2.46%

Angola 0.10%
Republic of Angola†(f)	8.25%	5/9/2028		679	282,847
Republic of Angola†(f)	9.375%	5/8/2048		1,771	706,165
Total					989,012

Argentina 0.57%

Ciudad Autonoma De Buenos Aires†(f)	7.50%	6/1/2027		2,108	1,333,331
Province of Santa Fe†(f)	6.90%	11/1/2027		2,051	1,087,030
Provincia de Cordoba†(f)	7.125%	6/10/2021		1,642	1,081,684
Provincia de Cordoba†(f)	7.45%	9/1/2024		2,162	1,048,592
Provincia de Mendoza†(f)	8.375%	5/19/2024		1,987	914,020
Provincia of Neuquen†(f)	7.50%	4/27/2025		388	248,320
Total					5,712,977

Ecuador 0.07%

Ecuador Government International Bond†(f)	10.75%	1/31/2029		2,326	668,725

Egypt 0.39%

Arab Republic of Egypt†(f)	5.577%	2/21/2023		3,126	2,906,227
Republic of Egypt†(f)	6.588%	2/21/2028		1,270	1,087,437
Total					3,993,664

Ivory Coast 0.10%

Ivory Coast Government International Bond†(d)	5.875%	10/17/2031	EUR	1,090	1,032,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Kenya 0.35%

Republic of Kenya†(f)	7.25%	2/28/2028	$1,918	$1,793,453
Republic of Kenya†(f)	8.25%	2/28/2048	1,924	1,785,635
Total				3,579,088

Mongolia 0.19%

Development Bank of Mongolia LLC†(f)	7.25%	10/23/2023	2,254	1,949,631

Suriname 0.01%

Republic of Suriname†(f)	9.25%	10/26/2026	266	143,925

Ukraine 0.31%

Ukraine Government†(f)	7.375%	9/25/2032	3,394	3,097,055

United Arab Emirates 0.37%

Abu Dhabi Government International†(f)	3.125%	5/3/2026	3,607	3,691,750
Total Foreign Government Obligations (cost $32,882,084)				24,858,110

HIGH YIELD CORPORATE BONDS 70.18%

Advertising 0.09%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	1,002	867,987

Aerospace/Defense 1.23%

Boeing Co. (The)	3.60%	5/1/2034	82	73,618
Boeing Co. (The)	5.875%	2/15/2040	129	124,934
Boeing Co. (The)	6.875%	3/15/2039	832	866,886
Carrier Global Corp.†	2.722%	2/15/2030	750	694,486
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	714	736,001
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	2,147	1,950,227
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026	1,087	1,059,246
TransDigm, Inc.†	6.25%	3/15/2026	1,558	1,558,969
TransDigm, Inc.	6.375%	6/15/2026	2,771	2,668,612
Triumph Group, Inc.	5.25%	6/1/2022	1,155	962,619
United Technologies Corp.	4.125%	11/16/2028	1,625	1,797,689
Total				12,493,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Air Transportation 1.49%

Air Canada 2013-1 Class A Pass Through Trust (Canada)†(f)	4.125%	11/15/2026		$752	$769,757
American Airlines Group, Inc.†	3.75%	3/1/2025		1,128	795,945
Azul Investments LLP†	5.875%	10/26/2024		3,034	1,695,263
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(f)	4.125%	3/20/2033		721	645,076	(a)
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(f)	3.80%	3/20/2033		391	353,203
British Airways 2019-1 Class A Pass Through Trust (United Kingdom)†(f)	3.35%	6/15/2029		1,196	1,137,482
British Airways 2019-1 Class AA Pass Through Trust (United Kingdom)†(f)	3.30%	6/15/2034		2,935	2,796,777
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	10/25/2025		1,949	1,905,005
Delta Air Lines, Inc.	2.90%	10/28/2024		144	115,612
Delta Air Lines, Inc.	3.40%	4/19/2021		536	488,401
Delta Air Lines, Inc.	3.75%	10/28/2029		2,474	2,005,261
Delta Air Lines, Inc.	3.80%	4/19/2023		249	234,494
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029		1,012	856,995
United Airlines 2019-2 Class AA Pass Through Trust	2.70%	11/1/2033		1,416	1,294,170
Total					15,093,441

Auto Parts & Equipment 0.28%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		1,161	803,905
Adient US LLC†	7.00%	5/15/2026		1,624	1,511,330
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027		643	564,522
Total					2,879,757

Automakers 0.81%

Aston Martin Capital Holdings Ltd.(d)	5.75%	4/15/2022	GBP	1,074	947,151
Aston Martin Capital Holdings Ltd. (Jersey)†(f)	6.50%	4/15/2022		$1,281	892,565
Mclaren Finance plc. (United Kingdom)†(f)	5.75%	8/1/2022		657	530,528
Tesla, Inc.†	5.30%	8/15/2025		6,185	5,852,556
Total					8,222,800

Banking 7.69%

ABN AMRO Bank NV (Netherlands)†(f)	4.75%	7/28/2025		1,705	1,719,219
AIB Group plc (Ireland)†(f)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025		1,203	1,211,516
AIB Group plc (Ireland)†(f)	4.75%	10/12/2023		2,691	2,668,884
Ally Financial, Inc.	4.625%	3/30/2025		1,087	1,045,678
Ally Financial, Inc.	8.00%	11/1/2031		2,579	2,978,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Associated Banc-Corp.	4.25%	1/15/2025		$901	$929,765
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(f)	6.75%(USD Swap + 5.17%) #	—	(j)	1,776	1,746,403
Bank Leumi Le-Israel BM (Israel)†(f)	3.275%(5 Yr Treasury CMT + 1.63%) #	1/29/2031		1,243	1,156,273
Bank of America Corp.	2.801%(3 Mo. LIBOR + 1.00%) #	4/24/2023		354	343,790
Bank of America Corp.	4.45%	3/3/2026		1,137	1,232,201
Bank of Ireland Group plc (Ireland)†(f)	4.50%	11/25/2023		2,692	2,663,779
BankUnited, Inc.	4.875%	11/17/2025		2,178	2,252,899
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%) #	1/18/2033		2,456	2,052,172
BBVA USA	3.875%	4/10/2025		2,353	2,231,600
BNP Paribas SA (France)†(f)	4.50%(5 Yr Treasury CMT + 2.94%) #	—	(j)	2,491	1,919,627
CIT Group, Inc.	5.25%	3/7/2025		527	517,121
CIT Group, Inc.	6.125%	3/9/2028		3,462	3,283,854
Citigroup, Inc.	2.754%(3 Mo. LIBOR + .96%) #	4/25/2022		609	596,436
Citigroup, Inc.	4.45%	9/29/2027		1,164	1,223,243
Credit Suisse Group AG (Switzerland)†(f)	5.10%(5 Yr Treasury CMT + 3.29%) #	—	(j)	1,964	1,519,645
Credit Suisse Group AG (Switzerland)†(f)	6.375%(5 Yr Treasury CMT + 4.82%) #	—	(j)	568	499,008
Fidelity National Financial, Inc.	4.50%	8/15/2028		2,193	2,522,715
Fifth Third Bancorp	8.25%	3/1/2038		377	499,043
Global Bank Corp. (Panama)†(f)	5.25%(3 Mo. LIBOR + 3.30%) #	4/16/2029		2,746	2,677,350
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		1,520	1,556,813
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025		1,600	1,685,440
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%) #	4/15/2027		1,656	1,703,277
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%) #	—	(j)	1,217	974,196
Huntington National Bank (The)	3.125%	4/1/2022		2,332	2,364,623
ING Groep NV (Netherlands)(f)	5.75%(5 Yr Treasury CMT + 4.34%) #	—	(j)	3,544	3,070,752
Intesa Sanpaolo SpA (Italy)†(f)	5.71%	1/15/2026		4,060	3,964,964
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028		1,306	1,380,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

JPMorgan Chase & Co.	4.00%(SOFR + 2.75%) #	—	(j)	$1,508	$1,288,775
JPMorgan Chase & Co.	4.60%(SOFR + 3.13%) #	—	(j)	1,375	1,205,119
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33%) #	—	(j)	1,088	1,109,428
Leggett & Platt, Inc.	4.40%	3/15/2029		1,974	2,042,240
Macquarie Bank Ltd. (United Kingdom)†(f)	6.125%(5 Yr. Swap rate + 3.70%) #	—	(j)	2,899	2,611,521
Morgan Stanley	1.613%(SOFR + .70%) #	1/20/2023		567	529,451
Morgan Stanley	3.125%	7/27/2026		2,144	2,221,317
Morgan Stanley	3.625%	1/20/2027		776	822,253
Popular, Inc.	6.125%	9/14/2023		1,370	1,279,231
Royal Bank of Canada (Canada)(f)	2.196%(3 Mo. LIBOR + .36%) #	1/17/2023		372	347,320
Santander UK Group Holdings plc (United Kingdom)†(f)	4.75%	9/15/2025		2,486	2,478,301
US Bancorp	3.00%	7/30/2029		1,090	1,089,761
Washington Mutual Bank(k)	6.875%	6/15/2011		1,250	125	(e)
Webster Financial Corp.	4.10%	3/25/2029		2,322	2,443,724
Wells Fargo & Co.	2.911%(3 Mo. LIBOR + 1.11%) #	1/24/2023		621	578,783
Westpac Banking Corp. (Australia)(f)	4.11%(5 Yr Treasury CMT + 2.00%) #	7/24/2034		1,607	1,563,654
Total					77,802,291

Beverages 1.27%

Bacardi Ltd.†	2.75%	7/15/2026		1,749	1,657,705
Bacardi Ltd.†	4.70%	5/15/2028		2,843	3,046,202
Becle SAB de CV (Mexico)†(f)	3.75%	5/13/2025		1,438	1,379,869
Brown-Forman Corp.	3.50%	4/15/2025		797	851,195
Brown-Forman Corp.	4.50%	7/15/2045		1,192	1,382,228
PepsiCo, Inc.	3.60%	3/1/2024		978	1,060,561
Suntory Holdings Ltd. (Japan)†(f)	2.25%	10/16/2024		3,413	3,445,295
Total					12,823,055

Building & Construction 1.00%

Beazer Homes USA, Inc.	7.25%	10/15/2029		1,164	893,457
ITR Concession Co. LLC†	5.183%	7/15/2035		785	908,871
Lennar Corp.	4.75%	11/15/2022		1,304	1,284,884
Lennar Corp.	4.75%	5/30/2025		645	624,847
Lennar Corp.	4.75%	11/29/2027		661	663,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)

PulteGroup, Inc.	6.375%	5/15/2033	$2,250	$2,295,820
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	1,208	1,206,484
Toll Brothers Finance Corp.	4.875%	3/15/2027	1,084	1,022,800
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,208	1,170,244
Total				10,070,423

Building Materials 0.56%

Allegion plc (Ireland)(f)	3.50%	10/1/2029	918	895,572
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,028,723
Owens Corning, Inc.	4.30%	7/15/2047	1,670	1,434,660
Owens Corning, Inc.	4.40%	1/30/2048	1,255	1,076,876
Vulcan Materials Co.	4.50%	6/15/2047	1,186	1,200,796
Total				5,636,627

Cable & Satellite Television 2.85%

Altice France SA (France)†(f)	8.125%	2/1/2027	3,262	3,418,739
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,816,452
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	3,946	4,008,939
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,035	1,064,761
CSC Holdings LLC†	5.50%	4/15/2027	2,372	2,467,947
CSC Holdings LLC†	5.75%	1/15/2030	1,274	1,289,556
CSC Holdings LLC†	6.50%	2/1/2029	1,046	1,133,984
DISH DBS Corp.	7.75%	7/1/2026	8,672	8,958,610
LCPR Senior Secured Financing DAC (Ireland)†(f)	6.75%	10/15/2027	1,133	1,122,293
Ziggo BV (Netherlands)†(f)	5.50%	1/15/2027	2,544	2,558,119
Total				28,839,400

Chemicals 0.85%

CF Industries, Inc.†	4.50%	12/1/2026	2,002	2,114,211
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	4.125%	7/19/2027	2,259	2,346,279
FMC Corp.	3.45%	10/1/2029	1,050	1,057,090
OCI NV (Netherlands)†(f)	6.625%	4/15/2023	1,138	1,046,960
Yingde Gases Investment Ltd. (Hong Kong)†(f)	6.25%	1/19/2023	2,233	2,059,665
Total				8,624,205

Consumer/Commercial/Lease Financing 1.27%

AerCap Holdings NV (Ireland)(f)	5.875%(5 Yr Treasury CMT + 4.54%) #	10/10/2079	1,000	695,325
American Tower Corp.	2.95%	1/15/2025	1,132	1,132,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Nationstar Mortgage Holdings, Inc.†	6.00%	1/15/2027		$1,034	$884,716
Navient Corp.	5.00%	3/15/2027		1,978	1,715,321
Navient Corp.	6.125%	3/25/2024		1,728	1,628,692
Navient Corp.	6.75%	6/25/2025		2,180	2,021,950
Navient Corp.	6.75%	6/15/2026		2,183	2,020,476
Quicken Loans, Inc.†	5.25%	1/15/2028		1,111	1,094,077
Springleaf Finance Corp.	5.375%	11/15/2029		1,743	1,605,425
Total					12,798,899

Department Stores 0.31%

Seven & i Holdings Co. Ltd. (Japan)†(f)	3.35%	9/17/2021		3,076	3,124,247

Discount Stores 1.16%

Amazon.com, Inc.	3.15%	8/22/2027		1,014	1,113,123
Amazon.com, Inc.	4.25%	8/22/2057		1,325	1,839,795
Amazon.com, Inc.	4.80%	12/5/2034		3,679	4,791,508
Amazon.com, Inc.	5.20%	12/3/2025		3,295	3,951,426
Total					11,695,852

Diversified Capital Goods 1.18%

BCD Acquisition, Inc.†	9.625%	9/15/2023		1,128	941,846
Dover Corp.	2.95%	11/4/2029		1,320	1,324,778
General Electric Co.	3.10%	1/9/2023		2,189	2,226,143
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(j)	3,371	2,787,396
Siemens Financieringsmaatschappij NV (Netherlands)†(f)	3.25%	5/27/2025		1,235	1,289,731
SPX FLOW, Inc.†	5.875%	8/15/2026		1,465	1,418,915
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026		1,338	1,237,086
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028		794	731,749
Total					11,957,644

Electric: Distribution/Transportation 0.52%

Adani Transmission Ltd. (India)†(f)	4.25%	5/21/2036		1,000	904,407
Atlantic City Electric Co.	4.00%	10/15/2028		1,149	1,236,381
Oklahoma Gas & Electric Co.	4.15%	4/1/2047		1,087	1,064,747
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027		1,951	2,090,676
Total					5,296,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.65%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(f)	5.95%	12/15/2039	$861	$783,510
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(f)	4.625%	10/15/2039	645	585,338
Calpine Corp.†	5.125%	3/15/2028	328	304,220
Calpine Corp.†	5.25%	6/1/2026	675	645,953
Clearway Energy Operating LLC†	4.75%	3/15/2028	656	610,900
Clearway Energy Operating LLC	5.75%	10/15/2025	1,344	1,338,967
Exelon Corp.	4.05%	4/15/2030	772	766,136
Greenko Solar Mauritius Ltd. (Mauritius)†(f)	5.95%	7/29/2026	909	754,246
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	2,442	2,333,629
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,678,183
NRG Energy, Inc.	5.75%	1/15/2028	3,273	3,356,625
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,453	1,465,360
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484	1,447,716
TerraForm Power Operating LLC†	5.00%	1/31/2028	561	590,929
Total				16,661,712

Electric: Integrated 3.51%

AES Corp. (The)	5.125%	9/1/2027	553	557,441
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,340,384
Ausgrid Finance Pty Ltd. (Australia)†(f)	4.35%	8/1/2028	1,217	1,373,717
Avangrid, Inc.	3.80%	6/1/2029	486	498,583
Black Hills Corp.	4.35%	5/1/2033	1,155	1,416,362
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	898	918,547
DPL, Inc.†	4.35%	4/15/2029	1,537	1,467,647
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,336,836
Electricite de France SA (France)†(f)	3.625%	10/13/2025	1,044	1,076,644
Empresa de Transmision Electrica SA (Panama)†(f)	5.125%	5/2/2049	1,205	1,229,467
Empresas Publicas de Medellin ESP (Colombia)†(f)	4.25%	7/18/2029	774	666,447
Enel Finance International NV (Netherlands)†(f)	2.65%	9/10/2024	2,243	2,145,519
Enel Finance International NV (Netherlands)†(f)	3.50%	4/6/2028	2,829	2,847,844
Entergy Arkansas LLC	4.00%	6/1/2028	1,589	1,725,177
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,183,335
Entergy Mississippi LLC	2.85%	6/1/2028	1,547	1,558,281
Florida Power & Light Co.	2.85%	4/1/2025	1,098	1,155,475
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608	1,693,246
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,144,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Monongahela Power Co.†	3.55%	5/15/2027	$1,188	$1,270,841
NRG Energy, Inc.†	3.75%	6/15/2024	2,302	2,285,259
NRG Energy, Inc.†	5.25%	6/15/2029	632	654,468
Ohio Power Co.	4.00%	6/1/2049	1,172	1,214,720
Ohio Power Co.	4.15%	4/1/2048	1,223	1,290,336
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,363,471
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,099,129
Total				35,513,733

Electronics 1.67%

Amphenol Corp.	2.05%	3/1/2025	936	888,225
Amphenol Corp.	2.80%	2/15/2030	2,475	2,267,733
KLA Corp.	4.10%	3/15/2029	776	847,484
Lam Research Corp.	4.875%	3/15/2049	1,558	2,030,780
Micron Technology, Inc.	5.327%	2/6/2029	2,218	2,439,721
NVIDIA Corp.	3.20%	9/16/2026	2,872	3,112,345
Trimble, Inc.	4.75%	12/1/2024	2,232	2,349,668
Xilinx, Inc.	2.95%	6/1/2024	2,945	2,941,159
Total				16,877,115

Energy: Exploration & Production 2.04%

Apache Corp.	4.25%	1/15/2030	1,920	1,020,625
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,270	518,849
Callon Petroleum Co.	6.125%	10/1/2024	1,232	227,920
Centennial Resource Production LLC†	5.375%	1/15/2026	2,126	528,401
Centennial Resource Production LLC†	6.875%	4/1/2027	2,149	541,478
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,131	788,508
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,114	763,703
HighPoint Operating Corp.	7.00%	10/15/2022	1,199	627,600
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,270	595,306
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,614	723,948
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(f)	6.375%	6/1/2028	1,350	911,992
Indigo Natural Resources LLC†	6.875%	2/15/2026	2,058	1,373,869
Jagged Peak Energy LLC	5.875%	5/1/2026	1,253	945,912
Laredo Petroleum, Inc.	9.50%	1/15/2025	32	12,920
Laredo Petroleum, Inc.	10.125%	1/15/2028	1,813	702,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

MEG Energy Corp. (Canada)†(f)	7.00%	3/31/2024	$1,504	$703,128
MEG Energy Corp. (Canada)†(f)	7.125%	2/1/2027	3,799	1,918,495
Murphy Oil Corp.	5.75%	8/15/2025	1,165	630,679
Murphy Oil Corp.	5.875%	12/1/2027	1,115	587,103
Murphy Oil Corp.	6.875%	8/15/2024	988	591,570
Oasis Petroleum, Inc.†	6.25%	5/1/2026	771	129,200
Oasis Petroleum, Inc.	6.875%	3/15/2022	1,208	247,640
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	243	189,528
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	1,673	1,188,750
PDC Energy, Inc.	5.75%	5/15/2026	913	517,420
SM Energy Co.	6.625%	1/15/2027	1,457	434,233
SM Energy Co.	6.75%	9/15/2026	1,303	402,031
Texaco Capital, Inc.	8.625%	11/15/2031	1,223	1,917,176
W&T Offshore, Inc.†	9.75%	11/1/2023	1,078	261,447
WPX Energy, Inc.	5.25%	10/15/2027	1,110	616,661
Total				20,618,629

Environmental 0.11%

Waste Pro USA, Inc.†	5.50%	2/15/2026	1,143	1,068,439

Food & Drug Retailers 0.36%

Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC†	4.625%	1/15/2027	712	712,392
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC†	4.875%	2/15/2030	1,224	1,220,940
Rite Aid Corp.†	6.125%	4/1/2023	1,937	1,680,347
Total				3,613,679

Food: Wholesale 2.35%

Arcor SAIC (Argentina)†(f)	6.00%	7/6/2023	1,939	1,439,242
BRF SA (Brazil)†(f)	4.875%	1/24/2030	1,386	1,170,477
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,203,721
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(f)	5.625%	8/15/2026	1,241	990,991
General Mills, Inc.(b)	2.875%	4/15/2030	505	506,006
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	3,591	3,853,323
Kraft Heinz Foods Co.†	3.75%	4/1/2030	730	697,956
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,277	1,157,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Kraft Heinz Foods Co.	4.625%	1/30/2029	$376	$379,831
Kraft Heinz Foods Co.	5.00%	7/15/2035	869	869,784
Kraft Heinz Foods Co.	5.00%	6/4/2042	1,219	1,160,741
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	1,299	1,287,640
McCormick & Co., Inc.	4.20%	8/15/2047	1,893	2,077,060
MHP Lux SA (Luxembourg)†(f)	6.95%	4/3/2026	1,387	1,125,383
Performance Food Group, Inc.†	5.50%	10/15/2027	1,067	997,725
Smithfield Foods, Inc.†	5.20%	4/1/2029	2,768	2,793,697
Sysco Corp.	2.40%	2/15/2030	1,250	1,033,509
Sysco Corp.(b)	5.65%	4/1/2025	222	231,401
Sysco Corp.(b)	6.60%	4/1/2050	708	771,925
Total				23,748,171

Forestry/Paper 0.10%

Norbord, Inc. (Canada)†(f)	6.25%	4/15/2023	1,060	1,032,170

Gaming 1.54%

Boyd Gaming Corp.†	4.75%	12/1/2027	798	662,779
Boyd Gaming Corp.	6.00%	8/15/2026	1,197	1,039,645
Churchill Downs, Inc.†	5.50%	4/1/2027	189	179,181
Everi Payments, Inc.†	7.50%	12/15/2025	847	651,127
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,666	1,483,852
Golden Nugget, Inc.†	6.75%	10/15/2024	246	156,791
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	604	514,152
Las Vegas Sands Corp.	3.90%	8/8/2029	1,226	1,066,631
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	1,181	884,268
Penn National Gaming, Inc.†	5.625%	1/15/2027	2,251	1,689,179
Scientific Games International, Inc.†	7.00%	5/15/2028	1,136	704,945
Scientific Games International, Inc.†	7.25%	11/15/2029	1,145	714,995
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(f)	7.00%	7/15/2026	1,147	1,084,775
Station Casinos LLC†	5.00%	10/1/2025	2,070	1,739,442
Wynn Macau Ltd. (Macau)†(f)	5.125%	12/15/2029	1,194	1,011,915
Wynn Macau Ltd. (Macau)†(f)	5.50%	10/1/2027	2,277	2,035,598
Total				15,619,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 1.49%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	$2,274	$1,046,734
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	1,175	1,212,294
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,145	1,187,855
Midwest Connector Capital Co. LLC†	4.625%	4/1/2029	2,222	2,146,394
NGPL PipeCo LLC†	4.875%	8/15/2027	2,262	2,019,171
Northern Natural Gas Co.†	4.30%	1/15/2049	1,811	1,892,938
ONE Gas, Inc.	4.50%	11/1/2048	1,149	1,356,740
Sabal Trail Transmission LLC†	4.246%	5/1/2028	1,125	1,112,038
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,133,767
Transportadora de Gas Internacional SA ESP (Colombia)†(f)	5.55%	11/1/2028	2,056	1,994,407
Total				15,102,338

Health Care Services 0.15%

MEDNAX, Inc.†	6.25%	1/15/2027	1,857	1,504,309

Health Facilities 2.97%

AHP Health Partners, Inc.†	9.75%	7/15/2026	1,193	1,042,556
Ascension Health	3.945%	11/15/2046	1,017	1,186,191
CHS/Community Health Systems, Inc.†	8.125%	6/30/2024	1,349	944,772
Dignity Health	3.812%	11/1/2024	675	715,748
HCA, Inc.	5.50%	6/15/2047	4,213	4,618,071
HCA, Inc.	7.05%	12/1/2027	390	403,163
HCA, Inc.	7.58%	9/15/2025	552	571,320
HCA, Inc.	7.69%	6/15/2025	1,240	1,312,844
HCA, Inc.	8.36%	4/15/2024	261	270,135
LifePoint Health, Inc.†	4.375%	2/15/2027	1,635	1,552,433
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478	1,794,067
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566	1,614,519
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	1,192	1,165,269
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	2,124,848
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,278,082
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	1,160	1,139,351
Rede D’or Finance Sarl (Luxembourg)†(f)	4.95%	1/17/2028	1,512	1,386,202
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	1,663	1,587,708
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	1,129	799,944
Tenet Healthcare Corp.†	4.875%	1/1/2026	835	798,469
Tenet Healthcare Corp.†	6.25%	2/1/2027	2,370	2,319,638
Tenet Healthcare Corp.	6.75%	6/15/2023	1,513	1,405,206
Total				30,030,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.62%

CVS Health Corp.	3.625%	4/1/2027	$932	$956,526
DaVita, Inc.	5.00%	5/1/2025	1,185	1,190,860
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	1,128	849,996
Montefiore Obligated Group	5.246%	11/1/2048	1,553	1,607,504
Verscend Escrow Corp.†	9.75%	8/15/2026	1,692	1,701,636
Total				6,306,522

Hotels 0.57%

Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	1,332	1,141,481
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	3,304	3,191,804
Wyndham Destinations, Inc.	5.75%	4/1/2027	712	600,602
Wyndham Destinations, Inc.	6.35%	10/1/2025	998	847,048
Total				5,780,935

Insurance Brokerage 0.24%

Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%) #	11/1/2057	1,230	1,312,813
HUB International Ltd.†	7.00%	5/1/2026	1,133	1,130,252
Total				2,443,065

Integrated Energy 0.89%

Cenovus Energy, Inc. (Canada)(f)	5.40%	6/15/2047	3,828	1,746,985
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,166,147
Hess Corp.	5.60%	2/15/2041	2,861	1,962,505
Hess Corp.	5.80%	4/1/2047	1,976	1,301,280
Shell International Finance BV (Netherlands)(f)	6.375%	12/15/2038	1,973	2,824,334
Total				9,001,251

Investments & Miscellaneous Financial Services 0.55%

AG Issuer LLC†	6.25%	3/1/2028	527	446,633
AI Candelaria Spain SLU (Spain)†(f)	7.50%	12/15/2028	1,050	785,970
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	2,264	1,474,996
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,377	2,177,302
Power Finance Corp. Ltd. (India)†(f)	6.15%	12/6/2028	706	712,233
Total				5,597,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Life Insurance 0.58%

AIA Group Ltd. (Hong Kong)†(b)(f)	3.375%	4/7/2030		$819	$829,002
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		2,206	1,876,384
Nuveen Finance LLC†	4.125%	11/1/2024		703	672,656
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		889	857,935
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		1,424	1,626,361
Total					5,862,338

Machinery 0.39%

Itron, Inc.†	5.00%	1/15/2026		1,123	1,076,443
Roper Technologies, Inc.	4.20%	9/15/2028		1,665	1,796,408
Xylem, Inc.	3.25%	11/1/2026		1,004	1,065,230
Total					3,938,081

Managed Care 0.92%

Centene Corp.†	3.375%	2/15/2030		1,594	1,488,398
Centene Corp.†	4.25%	12/15/2027		1,324	1,333,864
Centene Corp.†	4.625%	12/15/2029		1,182	1,194,470
Centene Corp.†	5.375%	6/1/2026		1,131	1,171,331
Kaiser Foundation Hospitals	4.15%	5/1/2047		1,648	1,923,690
Molina Healthcare, Inc.†	4.875%	6/15/2025		1,088	1,070,315
MPH Acquisition Holdings LLC†	7.125%	6/1/2024		1,276	1,119,728
Total					9,301,796

Media: Content 1.39%

AMC Networks, Inc.	4.75%	8/1/2025		1,317	1,289,021
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		681	557,155
Gray Television, Inc.†	5.875%	7/15/2026		1,163	1,126,191
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	3,466	3,815,004
Netflix, Inc.†(d)	3.625%	6/15/2030	EUR	1,020	1,105,365
Netflix, Inc.†(d)	3.875%	11/15/2029	EUR	765	830,409
Netflix, Inc.	4.875%	4/15/2028		$2,136	2,194,900
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		1,682	1,653,490
Univision Communications, Inc.†	5.125%	2/15/2025		1,697	1,459,420
Total					14,030,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.50%

Cable Onda SA (Panama)†(f)	4.50%	1/30/2030	$1,365	$1,208,776
Prosus NV (Netherlands)†(f)	3.68%	1/21/2030	2,056	1,867,495
TWDC Enterprises 18 Corp.	2.35%	12/1/2022	1,956	1,989,971
Total				5,066,242

Medical Products 0.45%

Baxter International, Inc.†	3.75%	10/1/2025	940	1,000,300
Boston Scientific Corp.	7.00%	11/15/2035	1,473	1,998,198
Edwards Lifesciences Corp.	4.30%	6/15/2028	1,411	1,541,670
Total				4,540,168

Metals/Mining (Excluding Steel) 0.94%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(f)	8.75%	7/15/2026	1,143	1,022,356
Freeport-McMoRan, Inc.	3.875%	3/15/2023	4,607	4,416,984
Freeport-McMoRan, Inc.	4.125%	3/1/2028	815	716,499
Freeport-McMoRan, Inc.	4.25%	3/1/2030	852	743,413
Hecla Mining Co.	7.25%	2/15/2028	779	691,752
Mirabela Nickel Ltd. (Australia)(f)	1.00%	9/10/2044	15	2	(e)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,175	995,777
Warrior Met Coal, Inc.†	8.00%	11/1/2024	1,107	920,886
Total				9,507,669

Monoline Insurance 0.11%

MGIC Investment Corp.	5.75%	8/15/2023	1,204	1,125,216

Multi-Line Insurance 0.11%

Assurant, Inc.	3.70%	2/22/2030	1,158	1,138,524

Non-Electric Utilities 0.14%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,414,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 0.55%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(f)	4.60%	11/2/2047	$2,529	$2,519,620
Nabors Industries Ltd.†	7.25%	1/15/2026	725	251,938
Nabors Industries Ltd.†	7.50%	1/15/2028	485	158,838
Oceaneering International, Inc.	4.65%	11/15/2024	903	367,972
Oceaneering International, Inc.	6.00%	2/1/2028	2,094	819,712
Transocean Pontus Ltd.†	6.125%	8/1/2025	748	611,598
Transocean Proteus Ltd.†	6.25%	12/1/2024	699	565,555
Transocean, Inc.	6.80%	3/15/2038	1,242	295,348
Total				5,590,581

Oil Refining & Marketing 0.59%

Citgo Holding, Inc.†	9.25%	8/1/2024	1,769	1,455,003
PBF Holding Co. LLC / PBF Finance Corp.†	6.00%	2/15/2028	1,177	800,360
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	4.375%	4/16/2049	3,702	3,696,421
Total				5,951,784

Packaging 0.43%

Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,338,438
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	1,812	1,386,234
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,071,149
Trivium Packaging Finance BV (Netherlands)†(f)	5.50%	8/15/2026	534	534,332
Total				4,330,153

Personal & Household Products 1.36%

Coty, Inc.†	6.50%	4/15/2026	1,476	1,317,441
Hasbro, Inc.	3.90%	11/19/2029	2,327	2,108,191
Hasbro, Inc.	5.10%	5/15/2044	1,761	1,476,808
Mattel, Inc.†	6.75%	12/31/2025	1,676	1,720,003
Newell Brands, Inc.	4.20%	4/1/2026	4,710	4,617,444
Newell Brands, Inc.	5.625%	4/1/2036	1,082	1,077,562
SC Johnson & Son, Inc.†	4.75%	10/15/2046	1,177	1,401,959
Total				13,719,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 0.93%

AbbVie, Inc.†	3.20%	11/21/2029	$1,998	$2,050,698
Bausch Health Americas, Inc.†	8.50%	1/31/2027	1,621	1,702,942
Bausch Health Cos, Inc.†	5.00%	1/30/2028	610	582,062
Bausch Health Cos, Inc.†	5.25%	1/30/2030	750	706,875
Bausch Health Cos., Inc.†	7.00%	3/15/2024	1,332	1,373,632
Pfizer, Inc.	2.625%	4/1/2030	935	982,401
Teva Pharmaceutical Finance Co. BV (Curacao)(f)	2.95%	12/18/2022	746	687,931
Teva Pharmaceutical Finance Co. BV (Curacao)(f)	3.65%	11/10/2021	116	112,143
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,208,138
Total				9,406,822

Property & Casualty 0.42%

Allstate Corp. (The)	3.28%	12/15/2026	1,244	1,293,436
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,186,865
Selective Insurance Group, Inc.	5.375%	3/1/2049	1,669	1,768,939
Total				4,249,240

Rail 0.48%

Central Japan Railway Co. (Japan)†(f)	4.25%	11/24/2045	1,524	1,912,375
China Railway Xunjie Co. Ltd. (China)(f)	3.25%	7/28/2026	1,200	1,265,393
Rumo Luxembourg Sarl (Luxembourg)†(f)	5.875%	1/18/2025	1,799	1,675,310
Total				4,853,078

Real Estate Development & Management 0.30%

Kaisa Group Holdings Ltd. (China)(f)	9.375%	6/30/2024	1,200	929,986
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(f)	3.875%	3/20/2027	2,039	2,129,001
Total				3,058,987

Real Estate Investment Trusts 2.05%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	543	545,963
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,194	1,225,622
Brixmor Operating Partnership LP	4.125%	5/15/2029	2,044	2,100,206
CyrusOne LP / CyrusOne Finance Corp.	3.45%	11/15/2029	215	190,976
EPR Properties	4.50%	6/1/2027	1,152	1,035,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Goodman US Finance Four LLC†	4.50%	10/15/2037	$1,137	$1,385,879
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	725,946
Hudson Pacific Properties LP	3.25%	1/15/2030	2,438	2,262,798
Hudson Pacific Properties LP	3.95%	11/1/2027	1,644	1,569,845
Kimco Realty Corp.	3.70%	10/1/2049	1,293	1,059,371
National Retail Properties, Inc.	4.30%	10/15/2028	1,724	1,759,969
Prologis LP	3.875%	9/15/2028	781	810,034
Prologis LP	4.375%	2/1/2029	1,106	1,245,953
Spirit Realty LP	3.40%	1/15/2030	2,521	2,173,795
Spirit Realty LP	4.00%	7/15/2029	1,218	1,194,213
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,483	1,431,529
Total				20,717,412

Recreation & Travel 0.37%

Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	216	136,339
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,450	1,074,231
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,587	1,362,829
Viking Cruises Ltd.†	5.875%	9/15/2027	2,070	1,222,666
Total				3,796,065

Reinsurance 0.85%

AXIS Specialty Finance plc (United Kingdom)(f)	5.15%	4/1/2045	1,595	1,755,350
Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	945,204
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	973,839
PartnerRe Finance B LLC	3.70%	7/2/2029	2,237	2,534,215
Transatlantic Holdings, Inc.	8.00%	11/30/2039	1,584	2,359,730
Total				8,568,338

Restaurants 0.65%

Darden Restaurants, Inc.	4.55%	2/15/2048	1,154	902,620
IRB Holding Corp.†	6.75%	2/15/2026	1,177	937,430
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	2,083	1,972,533
McDonald’s Corp.	3.30%	7/1/2025	401	415,587
Starbucks Corp.	4.45%	8/15/2049	2,037	2,337,886
Total				6,566,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 2.41%

Autodesk, Inc.	3.50%	6/15/2027	$1,446	$1,491,256
Banff Merger Sub, Inc.†	9.75%	9/1/2026	1,101	977,220
Global Payments, Inc.	4.15%	8/15/2049	1,792	1,736,037
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	937	950,821
GrubHub Holdings, Inc.†	5.50%	7/1/2027	1,218	1,084,690
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	565	564,291
Match Group, Inc.†	5.00%	12/15/2027	1,647	1,586,954
Microsoft Corp.	3.125%	11/3/2025	2,842	3,119,380
PTC, Inc.†	3.625%	2/15/2025	570	537,225
PTC, Inc.†	4.00%	2/15/2028	1,077	1,042,321
salesforce.com, Inc.	3.70%	4/11/2028	1,580	1,747,701
Tencent Holdings Ltd. (China)†(f)	3.595%	1/19/2028	1,766	1,879,313
Tencent Holdings Ltd. (China)†(f)	3.925%	1/19/2038	1,995	2,258,721
VeriSign, Inc.	4.75%	7/15/2027	1,117	1,163,858
VeriSign, Inc.	5.25%	4/1/2025	1,593	1,638,807
Veritas US, Inc. / Veritas Bermuda Ltd.†	10.50%	2/1/2024	1,372	1,167,908
Visa, Inc.	3.15%	12/14/2025	1,289	1,407,387
Total				24,353,890

Specialty Retail 1.49%

Asbury Automotive Group, Inc.†	4.50%	3/1/2028	640	548,800
Asbury Automotive Group, Inc.†	4.75%	3/1/2030	158	135,485
Best Buy Co., Inc.	4.45%	10/1/2028	1,593	1,638,249
Carvana Co.†	8.875%	10/1/2023	108	102,867
eG Global Finance plc (United Kingdom)†(f)	8.50%	10/30/2025	1,604	1,437,593
JD.com, Inc. (China)(f)	3.375%	1/14/2030	1,197	1,200,228
JD.com, Inc. (China)(f)	4.125%	1/14/2050	1,105	1,133,856
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,180	1,112,799
NIKE, Inc.	2.40%	3/27/2025	668	692,941
PetSmart, Inc.†	5.875%	6/1/2025	1,195	1,186,038
PetSmart, Inc.†	7.125%	3/15/2023	1,269	1,204,915
Tiffany & Co.	4.90%	10/1/2044	1,816	2,463,653
Under Armour, Inc.	3.25%	6/15/2026	1,340	1,138,929
WW International, Inc.†	8.625%	12/1/2025	1,220	1,056,819
Total				15,053,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.42%

Allegheny Technologies, Inc.	7.875%	8/15/2023	$1,633	$1,585,586
CSN Islands XI Corp.†	6.75%	1/28/2028	1,901	1,226,126
CSN Resources SA (Brazil)†(f)	7.625%	4/17/2026	1,100	722,431
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	723	677,797
Total				4,211,940

Support: Services 2.21%

Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440	833,393
Ashtead Capital, Inc.†	4.375%	8/15/2027	1,741	1,614,778
Brand Industrial Service, Inc.†	8.50%	7/15/2025	1,741	1,380,039
Brink’s Co. (The)†	4.625%	10/15/2027	2,367	2,200,050
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,370,022
Cloud Crane LLC†	10.125%	8/1/2024	1,080	857,255
Georgetown University (The)	2.943%	4/1/2050	1,246	1,208,584
IHS Markit Ltd. (United Kingdom)†(f)	4.00%	3/1/2026	2,627	2,624,767
IHS Markit Ltd. (United Kingdom)(f)	4.75%	8/1/2028	800	842,822
Johns Hopkins University	2.813%	1/1/2060	692	628,028
Marble II Pte Ltd. (Singapore)†(f)	5.30%	6/20/2022	449	403,620
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	2,441,822
Presidio Holdings, Inc.†	4.875%	2/1/2027	101	91,468
Ritchie Bros Auctioneers, Inc. (Canada)†(f)	5.375%	1/15/2025	1,130	1,148,368
Uber Technologies, Inc.†	8.00%	11/1/2026	1,101	1,093,329
United Rentals North America, Inc.	4.875%	1/15/2028	1,039	1,013,596
United Rentals North America, Inc.	5.875%	9/15/2026	755	770,383
University of Chicago (The)	2.761%	4/1/2045	352	333,291
WeWork Cos., Inc.†	7.875%	5/1/2025	3,916	1,478,173
Total				22,333,788

Technology Hardware & Equipment 0.91%

Apple, Inc.	1.80%	9/11/2024	1,053	1,074,067
Apple, Inc.	3.00%	6/20/2027	2,081	2,256,542
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,494,177
Motorola Solutions, Inc.	4.60%	5/23/2029	1,513	1,592,479
Western Digital Corp.	4.75%	2/15/2026	2,745	2,800,586
Total				9,217,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Satellite 0.55%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(f)	6.75%	10/1/2026		$2,264	$1,879,120
Hughes Satellite Systems Corp.	5.25%	8/1/2026		1,111	1,109,381
Intelsat Jackson Holdings SA (Luxembourg)(f)	5.50%	8/1/2023		1,473	915,109
Intelsat Jackson Holdings SA (Luxembourg)†(f)	8.50%	10/15/2024		2,545	1,618,505
Total					5,522,115

Telecommunications: Wireless 0.89%

Crown Castle International Corp.(b)	4.15%	7/1/2050		579	572,631
SBA Communications Corp.†	3.875%	2/15/2027		2,561	2,586,610
Sprint Capital Corp.	6.875%	11/15/2028		5,062	5,809,910
Total					8,969,151

Telecommunications: Wireline Integrated & Services 2.16%

Altice Financing SA (Luxembourg)†(f)	7.50%	5/15/2026		2,336	2,284,725
Altice France Holding SA (Luxembourg)†(f)	6.00%	2/15/2028		934	828,626
Altice France Holding SA (Luxembourg)†(f)	10.50%	5/15/2027		1,507	1,597,420
Altice France SA (France)†(f)	7.375%	5/1/2026		3,398	3,450,839
AT&T, Inc.	1.964%(3 Mo. LIBOR + 1.18%) #	6/12/2024		650	604,048
AT&T, Inc.	2.781%(3 Mo. LIBOR + .95%) #	7/15/2021		1,114	1,094,969
DKT Finance ApS (Denmark)†(f)	9.375%	6/17/2023		1,903	1,993,392
Equinix, Inc.(d)	2.875%	2/1/2026	EUR	2,781	2,968,913
Front Range BidCo, Inc.†	4.00%	3/1/2027		$797	767,113
Front Range BidCo, Inc.†	6.125%	3/1/2028		691	660,337
GCI LLC	6.875%	4/15/2025		1,230	1,228,456
Motorola Solutions, Inc.	4.60%	2/23/2028		1,066	1,089,761
Verizon Communications, Inc.	2.625%	8/15/2026		3,135	3,245,063
Total					21,813,662

Tobacco 0.07%

BAT Capital Corp.(b)	4.70%	4/2/2027		713	728,154

Transportation (Excluding Air/Rail) 0.04%

CMA CGM SA(d)	5.25%	1/15/2025	EUR	677	437,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 1.15%

Adani Ports & Special Economic Zone Ltd. (India)†(f)	4.375%	7/3/2029		$2,180	$1,886,077
Aeropuerto Internacional de Tocumen SA (Panama)†(f)	6.00%	11/18/2048		1,935	2,109,740
Autopistas del Sol SA (Costa Rica)†(f)	7.375%	12/30/2030		1,308	1,201,023
Autoridad del Canal de Panama (Panama)†(f)	4.95%	7/29/2035		1,000	1,155,305
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		1,736	1,843,591
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(f)	5.375%	11/15/2024		1,675	1,511,229
Promontoria Holding 264 BV†(d)	6.75%	8/15/2023	EUR	1,080	608,792
Stena AB (Sweden)†(f)	7.00%	2/1/2024		$1,557	1,274,786
Total					11,590,543
Total High Yield Corporate Bonds (cost $756,329,137)					709,710,431

MUNICIPAL BONDS 5.32%

Air Transportation 0.31%

CT Airport Auth - Ground Trans Proj	4.282%	7/1/2045		365	381,169
Miami Dade Cnty, FL	3.982%	10/1/2041		970	1,038,909
Miami-Dade Cnty, FL	4.28%	10/1/2041		1,550	1,657,012
Total					3,077,090

Education 1.35%

California State University	3.899%	11/1/2047		2,675	3,121,110
Ohio Univ	5.59%	12/1/2114		1,000	1,316,710
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047		6,640	7,105,862
Univ of California Bd of Regents	6.548%	5/15/2048		1,000	1,340,940
University of California Bond of Regents	3.006%	5/15/2050		885	807,784
Total					13,692,406

General Obligation 1.75%

California	7.55%	4/1/2039		1,285	2,090,207
Chicago Transit Auth, IL	6.899%	12/1/2040		1,000	1,344,640
Chicago, IL	5.432%	1/1/2042		1,792	1,595,740
Chicago, IL	6.314%	1/1/2044		2,167	2,224,491
City of Portland	7.701%	6/1/2022		1,470	1,574,473
District of Columbia	5.591%	12/1/2034		1,445	1,800,932
Honolulu HI City & Cnty,	5.418%	12/1/2027		740	918,592
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034		1,000	1,286,550
New York City	5.985%	12/1/2036		1,134	1,464,005
Ohio St Univ	4.048%	12/1/2056		676	711,003	(a)
Pennsylvania	5.45%	2/15/2030		1,336	1,649,773
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034		855	982,455
Total					17,642,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Government Guaranteed 0.05%

City & County of San Francisco CA	5.45%		6/15/2025	$460	$538,573

Lease Obligation 0.08%

Wisconsin	3.294%		5/1/2037	790	848,002

Miscellaneous 0.83%

Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	1,210	1,711,956
New York City Indl Dev Agy†	11.00%		3/1/2029	2,220	3,043,132
Pasadena Public Fing Auth	7.148%		3/1/2043	2,445	3,640,214
Total					8,395,302

Tax Revenue 0.36%

Massachusetts Sch Bldg Auth	5.715%		8/15/2039	1,720	2,330,600
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	1,225	1,335,691	(a)
Total					3,666,291

Transportation 0.08%

Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	787	798,254

Transportation: Infrastructure/Services 0.31%

Chicago Transit Auth, IL	6.20%		12/1/2040	1,030	1,240,223
Port of Seattle, WA	3.571%		5/1/2032	650	698,217
Port of Seattle, WA	3.755%		5/1/2036	1,105	1,183,687
Total					3,122,127

Utilities 0.20%

San Antonio, TX	5.718%		2/1/2041	1,480	2,020,466
Total Municipal Bonds (cost $50,265,979)					53,801,372

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.54%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(l)	12/25/2059	668	662,855
BBCMS Mortgage Trust 2019-BWAY A†	1.661%(1 Mo. LIBOR + .96%)	#	11/25/2034	1,750	1,641,722
Benchmark Mortgage Trust 2019-B12 WMA†	4.246	%#(l)	8/15/2052	2,892	2,566,274	(a)
BX Trust 2019-OC11 A†	3.202%		12/9/2041	2,278	2,113,073
BX Trust 2019-OC11 E†	4.076	%#(l)	12/9/2041	2,041	1,570,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CF Trust 2019-BOSS A1†	3.955%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	$1,340	$1,215,871	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(l)	4/15/2049	828	597,560
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	1,296	1,257,935
CSMC Trust 2020-AFC1 A1†	2.24	%#(l)	2/25/2050	1,539	1,376,356
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(l)	1/25/2060	980	956,442
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	710	683,003
Great Wolf Trust 2019-WOLF A†	1.739%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	2,917	2,694,485
Great Wolf Trust 2019-WOLF E†	3.437%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	2,380	1,962,968
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(l)	1/26/2060	611	606,733
PFP Ltd. 2019-6 A†	1.755%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,750	1,611,702	(a)
PFP Ltd. 2019-6 C†	2.805%(1 Mo. LIBOR + 2.10%)	#	4/14/2037	1,995	1,792,373	(a)
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(l)	2/25/2024	421	407,182
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(l)	2/25/2050	959	920,772
Verus Securitization Trust 2020-1 A1†	2.417	%#(l)	1/25/2060	1,121	1,077,619
Total Non-Agency Commercial Mortgage-Backed Securities (cost $28,378,258)					25,715,259

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.00%

Energy: Exploration & Production

Templar Energy LLC	Zero Coupon			49	—	(e)

Miscellaneous

ACL Rights Escrow	Zero Coupon			1	13,600	(e)
Total Preferred Stocks (cost $442,295)					13,600

	Exercise Price		Expiration Date
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc.* (cost $86,340)	$35.05		5/22/2022	16	164	(a)
Total Long- Term Investments (cost $1,063,802,365)					986,283,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.64%

HIGH YIELD CORPORATE BONDS 0.15%

Diversified Capital Goods 0.05%

GE Capital International Funding Co. Unlimited Co. (Ireland)(f)	2.342%		11/15/2020	$526	$523,101

Health Services 0.05%

CVS Health Corp.	1.719%(3 Mo. LIBOR + .72%)	#	3/9/2021	495	484,890

Personal & Household Products 0.01%

Revlon Consumer Products Corp.	5.75%		2/15/2021	124	101,277

Specialty Retail 0.02%

Home Depot, Inc. (The)	1.464%(3 Mo. LIBOR + .15%)	#	6/5/2020	177	176,777

Telecommunications: Wireline Integrated & Services 0.02%

AT&T, Inc.	2.305%(3 Mo. LIBOR + .93%)	#	6/30/2020	270	268,253
Total High Yield Corporate Bonds (cost $1,563,122)					1,554,298

REPURCHASE AGREEMENT 0.49%

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $4,840,000 of U.S. Treasury Note at 2.125% due 5/15/2022; value: $5,072,509; proceeds: $4,968,667 (cost $4,968,667)				4,969	4,968,667
Total Short-Term Investments (cost $6,531,789)					6,522,965
Total Investments in Securities 98.17% (cost $1,070,334,154)					992,806,178
Less Unfunded Loan Commitments (0.00)% (cost $44,580)					(45,119)
Net Investments 98.17% (cost $1,070,289,574)					992,761,059
Cash and Other Assets in Excess of Liabilities(m) 1.83%					18,597,767
Net Assets 100.00%					$1,011,358,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $433,617,008, which represents 42.87% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2020.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2020 (1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)
Markit CDX. NA.EM.32(4)(5)	Credit Suisse	1.00%	12/20/2024	$20,600,000	$18,206,381	$957,942	$1,435,677
Markit CDX. NA.EM.33(4)(5)	Credit Suisse	1.00%	6/20/2025	30,789,455	27,247,065	3,598,488	(56,098)
Markit CDX. NA.IG.33(4)(6)	Credit Suisse	1.00%	12/20/2024	62,796,000	62,567,900	1,080,449	(852,349)
Markit CDX. NA.HY.32(4)(7)	Credit Suisse	5.00%	6/20/2024	1,630,570	1,547,509	(98,533)	181,594
						$5,538,346	$708,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2020 (1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.33(4)(7)	Credit Suisse	5.00%	12/20/2024	$77,191,781	$72,377,954	$(7,563,290)	$2,749,463

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $4,366,734. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $908,447.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at March 31, 2020 (1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$2,112,000	$1,573,487	$(151,631)	$(386,882)	$(538,513)
Markit CMBX NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	3,363,000	2,505,511	(241,446)	(616,043)	(857,489)
Markit CMBX NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	1,153,000	859,011	(82,779)	(211,210)	(293,989)
Markit CMBX NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	4,739,000	3,530,661	(340,236)	(868,103)	(1,208,339)
Markit CMBX NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	838,000	570,660	(47,490)	(219,850)	(267,340)
Markit CMBX NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	393,000	267,624	(22,272)	(103,104)	(125,376)
Markit CMBX NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	8,545,000	5,818,961	(484,257)	(2,241,782)	(2,726,039)
Tesla	JPMorgan Chase	1.00%	6/20/2020	1,358,000	1,348,961	(12,624)	3,585	(9,039)
						$(1,382,735)	$(4,643,389)	$(6,026,124)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes/Issuers amounted to $3,585. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $4,646,974.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	6/5/2020	244,000	$288,186	$303,432	$15,246
Euro	Buy	Bank of America	6/9/2020	382,000	416,819	422,409	5,590
Euro	Buy	Bank of America	6/9/2020	279,000	302,995	308,513	5,518
Euro	Buy	J.P. Morgan	6/9/2020	184,000	196,441	203,464	7,023
Euro	Buy	Morgan Stanley	6/9/2020	54,000	58,990	59,712	722
Euro	Buy	State Street Bank and Trust	6/9/2020	100,000	110,425	110,578	153
British pound	Sell	Bank of America	6/5/2020	1,015,000	1,301,118	1,262,229	38,889
Euro	Sell	Bank of America	6/9/2020	358,000	398,553	395,870	2,683
Euro	Sell	State Street Bank and Trust	6/9/2020	11,570,000	13,044,596	12,793,892	250,704
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$326,528

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro- Bobl	June 2020	6	Short	EUR	(815,989)	EUR	(811,260)	$5,216
U.S. 2-Year Treasury Note	June 2020	1,874	Long		$411,378,682		$412,997,390	1,618,708
U.S. 5-Year Treasury Note	June 2020	738	Long		89,754,062		92,515,219	2,761,157
Total Unrealized Appreciation on Open Futures Contracts								$4,385,081

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2020	182	Short		$(24,619,742)		$(25,241,125)	$(621,383)
U.S. 10-Year Ultra Treasury Bond	June 2020	313	Short		(46,338,032)		(48,837,782)	(2,499,750)
U.S. Long Bond	June 2020	182	Short		(30,435,105)		(32,589,375)	(2,154,270)
U.S. Ultra Treasury Bond	June 2020	325	Short		(65,681,449)		(72,109,375)	(6,427,926)
Total Unrealized Depreciation on Open Futures Contracts								$(11,703,329)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$30,707,970	$6,126,326	$36,834,296
Remaining Industries	—	3,050,741	—	3,050,741
Common Stocks
Auto Parts & Equipment	—	—	535,275	535,275
Energy: Exploration & Production	672,417	—	3,698	676,115
Personal & Household Products	3,653,186	20,321	1,110,258	4,783,765
Specialty Retail	3,502,288	586,975	—	4,089,263
Remaining Industries	53,847,492	—	—	53,847,492
Convertible Bonds	—	6,225,127	—	6,225,127
Floating Rate Loans
Aerospace/Defense	—	—	845,601	845,601
Diversified Capital Goods	—	319,037	1,256,414	1,575,451
Food: Wholesale	—	2,012,939	1,029,499	3,042,438
Personal & Household Products	—	1,769,286	84,207	1,853,493
Software/Services	—	2,163,626	1,087,983	3,251,609
Support: Services	—	3,976,873	394,586	4,371,459
Transportation: Infrastructure/Services	—	528,376	94,138	622,514
Remaining Industries	—	46,579,638	—	46,579,638
Less Unfunded Commitments	—	(45,119)	—	(45,119)
Foreign Government Obligations	—	24,858,110	—	24,858,110
High Yield Corporate Bonds
Air Transportation	—	14,448,365	645,076	15,093,441
Banking	—	77,802,166	125	77,802,291
Metals/Mining (Excluding Steel)	—	9,507,667	2	9,507,669
Remaining Industries	—	607,307,030	—	607,307,030
Municipal Bonds
General Obligation	—	16,931,858	711,003	17,642,861
Tax Revenue	—	5,373,732	1,335,691	6,709,423
Remaining Industries	—	29,449,088	—	29,449,088
Non-Agency Commercial Mortgage-Backed Securities	—	18,529,039	7,186,220	25,715,259
Preferred Stocks	—	—	13,600	13,600
Warrant	—	—	164	164
Short-Term Investments
High Yield Corporate Bonds	—	1,554,298	—	1,554,298
Repurchase Agreement	—	4,968,667	—	4,968,667
Total	$61,675,383	$908,625,810	$22,459,866	$992,761,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$4,366,734	$—	$4,366,734
Liabilities	—	(908,447)	—	(908,447)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(6,026,124)	—	(6,026,124)
Forward Foreign Currency Exchange Contracts
Assets	—	326,528	—	326,528
Liabilities	—	—	—	—
Futures Contracts
Assets	4,385,081	—	—	4,385,081
Liabilities	(11,703,329)	—	—	(11,703,329)
Total	$(7,318,248)	$(2,241,309)	$—	$(9,559,557)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Municipal Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stocks	Warrant
Balance as of January 1, 2020	$857,698	$1,113,955	$7,800,218	$127	$—	$4,239,796	$—	$164
Accrued Discounts (Premiums)	431	—	7,027	74	(1,714)	26	—	—
Realized Gain (Loss)	55	—	(39,427)	93	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	(826,989)	(59,475)	(679,960)	(114,208)	(57,779)	(800,923)	—	—
Purchases	651,646	—	4,078,077	—	—	—	13,600	—
Sales	(695,989)	—	(1,489,705)	(13,287)	—	—	—	—
Transfers into Level 3	6,997,172	594,751	—	772,404	2,106,187	3,747,321	—	—
Transfers out of Level 3	(857,698)	—	(4,883,802)	—	—	—	—	—
Balance as of March 31, 2020	$6,126,326	$1,649,231	$4,792,428	$645,203	$2,046,694	$7,186,220	$13,600	$164
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(826,989)	$(59,475)	$(674,574)	$(114,208)	$(57,779)	$(800,923)	$—	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.49%

Aerospace & Defense 2.20%

AeroVironment, Inc.*	5,333	$325
Axon Enterprise, Inc.*	13,164	932
Total		1,257

Air Freight & Logistics 0.46%

XPO Logistics, Inc.*	5,382	262

Banks 0.51%

Western Alliance Bancorp	9,592	294

Beverages 1.05%

Boston Beer Co., Inc. (The) Class A*	1,640	603

Biotechnology 17.28%

Acceleron Pharma, Inc.*	7,104	638
Arena Pharmaceuticals, Inc.*	7,762	326
Argenx SE ADR*	5,724	754
Blueprint Medicines Corp.*	8,230	481
Bridgebio Pharma, Inc.*	26,946	781
ChemoCentryx, Inc.*	13,078	526
Coherus Biosciences, Inc.*	19,426	315
CRISPR Therapeutics AG (Switzerland)*(a)	8,236	349
Deciphera Pharmaceuticals, Inc.*	6,077	250
Forty Seven, Inc.*	8,722	832
Iovance Biotherapeutics, Inc.*	16,670	499
Karuna Therapeutics, Inc.*	5,462	393
Mirati Therapeutics, Inc.*	9,846	757
Myovant Sciences Ltd. (United Kingdom)*(a)	22,612	171
Natera, Inc.*	10,153	303
NextCure, Inc.*	7,327	272
PTC Therapeutics, Inc.*	6,937	309
Rocket Pharmaceuticals, Inc.*	24,008	335
Sarepta Therapeutics, Inc.*	5,600	548
Turning Point Therapeutics, Inc.*	9,864	441
uniQure NV (Netherlands)*(a)	5,638	268
Zymeworks, Inc. (Canada)*(a)	9,549	339
Total		9,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Building Products 1.14%

Trex Co., Inc.*	8,108	$650

Capital Markets 0.97%

Assetmark Financial Holdings, Inc.*	27,308	557

Commercial Services & Supplies 1.16%

Tetra Tech, Inc.	9,382	663

Communications Equipment 1.47%

Comtech Telecommunications Corp.	1,886	25
Lumentum Holdings, Inc.*	11,096	818
Total		843

Construction & Engineering 1.32%

MasTec, Inc.*	9,727	318
Quanta Services, Inc.	13,837	439
Total		757

Diversified Consumer Services 4.19%

Bright Horizons Family Solutions, Inc.*	4,524	462
Chegg, Inc.*	32,013	1,145
Strategic Education, Inc.	5,643	789
Total		2,396

Electrical Equipment 2.39%

Generac Holdings, Inc.*	14,659	1,366

Electronic Equipment, Instruments & Components 0.67%

Novanta, Inc.*	4,825	385

Food & Staples Retailing 0.68%

Grocery Outlet Holding Corp.*	11,274	387

Food Products 1.44%

Freshpet, Inc.*	12,880	823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 7.30%

Axonics Modulation Technologies, Inc.*	13,947	$354
Insulet Corp.*	4,726	783
iRhythm Technologies, Inc.*	6,416	522
Masimo Corp.*	4,839	857
Nevro Corp.*	9,176	918
Penumbra, Inc.*	4,598	742
Total		4,176

Health Care Providers & Services 0.98%

Guardant Health, Inc.*	8,052	560

Health Care Technology 3.78%

Inspire Medical Systems, Inc.*	13,810	832
Teladoc Health, Inc.*	8,571	1,329
Total		2,161

Hotels, Restaurants & Leisure 2.03%

Planet Fitness, Inc. Class A*	7,465	364
Wingstop, Inc.	9,989	796
Total		1,160

Household Durables 2.28%

Helen of Troy Ltd.*	4,886	704
LGI Homes, Inc.*	13,324	601
Total		1,305

Information Technology Services 0.90%

Endava plc ADR*	2,134	75
Limelight Networks, Inc.*	23,417	133
Pagseguro Digital Ltd. (Brazil)*(a)	15,879	307
Total		515

Insurance 3.44%

eHealth, Inc.*	10,571	1,489
Goosehead Insurance, Inc. Class A*	10,781	481
Total		1,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 0.54%

Etsy, Inc.*	7,991	$307

Internet Software & Services 0.38%

Cardlytics, Inc.*	6,239	218

Leisure Products 2.88%

Malibu Boats, Inc. Class A*	16,700	481
Peloton Interactive, Inc. Class A*	10,962	291
YETI Holdings, Inc.*	44,790	874
Total		1,646

Life Sciences Tools & Services 2.57%

10X Genomics, Inc. Class A*	9,201	573
Repligen Corp.*	9,280	896
Total		1,469

Machinery 2.23%

Evoqua Water Technologies Corp.*	37,332	418
Federal Signal Corp.	31,446	858
Total		1,276

Pharmaceuticals 0.52%

GW Pharmaceuticals plc ADR*	3,421	300

Professional Services 0.80%

FTI Consulting, Inc.*	3,827	458

Real Estate Management & Development 1.31%

Redfin Corp.*	48,519	748

Road & Rail 0.46%

Lyft, Inc. Class A*	9,829	264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 10.35%

Cirrus Logic, Inc.*	7,413	$486
Inphi Corp.*	19,969	1,581
MKS Instruments, Inc.	9,220	751
Monolithic Power Systems, Inc.	7,362	1,233
Semtech Corp.*	8,993	337
Silicon Laboratories, Inc.*	3,782	323
SolarEdge Technologies, Inc. (Israel)*(a)	9,657	791
Universal Display Corp.	3,193	421
Total		5,923

Software 15.09%

Alteryx, Inc. Class A*	6,670	635
Appian Corp.*	10,244	412
Avalara, Inc.*	12,080	901
Blackline, Inc.*	8,860	466
Coupa Software, Inc.*	4,751	664
Everbridge, Inc.*	8,698	925
Five9, Inc.*	17,869	1,367
Globant SA (Argentina)*(a)	7,388	649
HubSpot, Inc.*	2,415	322
Medallia, Inc.*	13,034	261
Paylocity Holding Corp.*	8,130	718
Q2 Holdings, Inc.*	6,857	405
SVMK, Inc.*	67,080	906
Total		8,631

Specialty Retail 0.98%

Carvana Co.*	3,821	210
National Vision Holdings, Inc.*	18,014	350
Total		560

Textiles, Apparel & Luxury Goods 0.74%

Deckers Outdoor Corp.*	3,169	425
Total Common Stocks (cost $57,123,267)		55,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.21%

Repurchase Agreement

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $2,345,000 of U.S. Treasury Note at 2.125% due 05/15/2022; value: $2,457,651; proceeds: $2,407,286 (cost $2,407,286)	$2,407	$2,407
Total Investments in Securities 100.70% (cost $59,530,553)		57,609
Liabilities in Excess of Other Assets (0.70)%		(402)
Net Assets 100.00%		$57,207

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$55,202	$—	$—	$55,202
Short-Term Investment
Repurchase Agreement	—	2,407	—	2,407
Total	$55,202	$2,407	$—	$57,609

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO (formerly, CALIBRATED DIVIDEND GROWTH PORTFOLIO) March 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.74%

Aerospace & Defense 4.16%

L3Harris Technologies, Inc.	10,000	$1,801
Northrop Grumman Corp.	6,100	1,846
Raytheon Co.	11,400	1,495
Total		5,142

Banks 2.20%

JPMorgan Chase & Co.	30,300	2,728

Beverages 1.69%

Coca-Cola Co. (The)	47,268	2,092

Biotechnology 1.91%

AbbVie, Inc.	31,099	2,369

Capital Markets 6.89%

Ameriprise Financial, Inc.	17,100	1,752
BlackRock, Inc.	7,400	3,256
Moody’s Corp.	4,800	1,015
S&P Global, Inc.	10,200	2,500
Total		8,523

Chemicals 3.16%

Air Products & Chemicals, Inc.	8,400	1,677
Linde plc (United Kingdom)(a)	7,400	1,280
Sherwin-Williams Co. (The)	2,075	953
Total		3,910

Commercial Services & Supplies 1.15%

Waste Management, Inc.	15,400	1,425

Diversified Telecommunication Services 4.15%

AT&T, Inc.	67,808	1,977
Verizon Communications, Inc.	58,800	3,159
Total		5,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO (formerly, CALIBRATED DIVIDEND GROWTH PORTFOLIO) March 31, 2020

Investments	Shares	Fair Value (000)
Electric: Utilities 2.12%

NextEra Energy, Inc.	10,900	$2,623

Electrical Equipment 0.95%

Hubbell, Inc.	10,200	1,170

Entertainment 2.47%

Walt Disney Co. (The)	31,600	3,053

Food & Staples Retailing 5.22%

Costco Wholesale Corp.	8,100	2,310
Sysco Corp.	25,400	1,159
Walmart, Inc.	26,280	2,986
Total		6,455

Health Care Equipment & Supplies 7.82%

Abbott Laboratories	49,100	3,874
Danaher Corp.	14,300	1,979
Medtronic plc (Ireland)(a)	36,591	3,300
West Pharmaceutical Services, Inc.	3,400	518
Total		9,671

Health Care Providers & Services 2.74%

AmerisourceBergen Corp.	16,100	1,425
UnitedHealth Group, Inc.	7,900	1,970
Total		3,395

Hotels, Restaurants & Leisure 2.71%

McDonald’s Corp.	20,274	3,352

Information Technology Services 5.96%

Accenture plc Class A (Ireland)(a)	11,700	1,910
Automatic Data Processing, Inc.	11,000	1,503
International Business Machines Corp.	12,887	1,430
Visa, Inc. Class A	15,700	2,530
Total		7,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO (formerly, CALIBRATED DIVIDEND GROWTH PORTFOLIO) March 31, 2020

Investments	Shares	Fair Value (000)
Insurance 2.48%

Chubb Ltd. (Switzerland)(a)	16,900	$1,887
RenaissanceRe Holdings Ltd.	7,900	1,180
Total		3,067

Machinery 3.18%

Dover Corp.	15,000	1,259
Illinois Tool Works, Inc.	10,000	1,421
Stanley Black & Decker, Inc.	12,500	1,250
Total		3,930

Media 2.60%

Comcast Corp. Class A	93,400	3,211

Multi-Line Retail 1.35%

Target Corp.	18,000	1,673

Multi-Utilities 2.60%

CMS Energy Corp.	25,700	1,510
WEC Energy Group, Inc.	19,400	1,710
Total		3,220

Oil, Gas & Consumable Fuels 2.83%

Chevron Corp.	27,549	1,996
ONEOK, Inc.	23,621	515
Total SA ADR	26,600	991
Total		3,502

Personal Products 1.35%

Estee Lauder Cos., Inc. (The) Class A	10,500	1,673

Pharmaceuticals 3.31%

Johnson & Johnson	20,919	2,743
Merck & Co., Inc.	17,600	1,354
Total		4,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO (formerly, CALIBRATED DIVIDEND GROWTH PORTFOLIO) March 31, 2020

Investments	Shares	Fair Value (000)
Road & Rail 3.61%

J.B. Hunt Transport Services, Inc.	16,000	$1,476
Union Pacific Corp.	21,200	2,990
Total		4,466

Semiconductors & Semiconductor Equipment 7.41%

Analog Devices, Inc.	27,600	2,474
Microchip Technology, Inc.	23,866	1,618
QUALCOMM, Inc.	30,457	2,061
Texas Instruments, Inc.	30,100	3,008
Total		9,161

Software 5.04%

Microsoft Corp.	39,500	6,230

Specialty Retail 3.78%

Lowe’s Cos., Inc.	26,225	2,257
TJX Cos., Inc. (The)	50,500	2,414
Total		4,671

Technology Hardware, Storage & Peripherals 1.29%

Apple, Inc.	6,300	1,602

Textiles, Apparel & Luxury Goods 2.07%

NIKE, Inc. Class B	30,900	2,557

Tobacco 0.54%

Philip Morris International, Inc.	9,200	671
Total Common Stocks (cost $129,720,397)		122,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO (formerly, CALIBRATED DIVIDEND GROWTH PORTFOLIO) March 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.22%

Repurchase Agreement

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $1,475,000 of U.S. Treasury Note at 2.125% due 05/15/2022; value: $1,545,858; proceeds: $1,515,411 (cost $1,515,411)	$1,515	$1,515
Total Investments in Securities 99.96% (cost $131,235,808)		123,663
Other Assets in Excess of Liabilities(b) 0.04%		45
Net Assets 100.00%		$123,708

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 INDEX	June 2020	9	Long	$1,167,319	$1,156,365	$(10,954)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$122,148	$—	$—	$122,148
Short-Term Investment
Repurchase Agreement	—	1,515	—	1,515
Total	$122,148	$1,515	$—	$123,663
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(11)	—	—	(11)
Total	$(11)	$—	$—	$(11)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.31%

Aerospace & Defense 3.28%

General Dynamics Corp.	18,111	$2,396
Raytheon Technologies Corp.	28,541	2,693
Total		5,089

Auto Components 2.78%

Dorman Products, Inc.*	25,104	1,387
LCI Industries	23,580	1,576
Lear Corp.	16,574	1,347
Total		4,310

Banks 9.91%

BankUnited, Inc.	81,112	1,517
Citigroup, Inc.	76,599	3,226
East West Bancorp, Inc.	69,145	1,780
JPMorgan Chase & Co.	47,021	4,233
U.S. Bancorp	58,251	2,007
Wells Fargo & Co.	90,433	2,595
Total		15,358

Beverages 1.72%

PepsiCo, Inc.	22,200	2,666

Biotechnology 1.49%

Amgen, Inc.	5,738	1,163
Gilead Sciences, Inc.	15,300	1,144
Total		2,307

Building Products 1.00%

A.O. Smith Corp.	41,192	1,557

Capital Markets 2.88%

BlackRock, Inc.	4,849	2,134
E*TRADE Financial Corp.	67,900	2,330
Total		4,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Chemicals 3.54%

Corteva, Inc.*	99,666	$2,342
Dow, Inc.*	33,676	985
PPG Industries, Inc.	25,916	2,166
Total		5,493

Consumer Finance 2.50%

Ally Financial, Inc.	104,681	1,510
American Express Co.	27,715	2,373
Total		3,883

Diversified Telecommunication Services 2.52%

Verizon Communications, Inc.	72,600	3,901

Electric: Utilities 5.69%

American Electric Power Co., Inc.	11,032	882
Duke Energy Corp.	33,745	2,729
Edison International	42,596	2,334
NextEra Energy, Inc.	11,952	2,876
Total		8,821

Electrical Equipment 1.61%

Hubbell, Inc.	21,698	2,490

Electronic Equipment, Instruments & Components 1.03%

Avnet, Inc.	63,442	1,592

Energy Equipment & Services 0.64%

National Oilwell Varco, Inc.	101,404	997

Entertainment 1.25%

Walt Disney Co. (The)	19,991	1,931

Equity Real Estate Investment Trusts 2.93%

Alexandria Real Estate Equities, Inc.	9,806	1,344
Prologis, Inc.	18,540	1,490
UDR, Inc.	46,639	1,704
Total		4,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Food Products 1.44%

General Mills, Inc.	42,200	$2,227

Health Care Equipment & Supplies 1.67%

Medtronic plc (Ireland)(a)	28,749	2,593

Health Care Providers & Services 5.95%

Anthem, Inc.	9,495	2,156
CVS Health Corp.	43,413	2,576
McKesson Corp.	7,572	1,024
Quest Diagnostics, Inc.	20,217	1,623
Universal Health Services, Inc. Class B	18,700	1,853
Total		9,232

Hotels, Restaurants & Leisure 0.60%

Starbucks Corp.	14,100	927

Household Products 2.83%

Procter & Gamble Co. (The)	24,500	2,695
Spectrum Brands Holdings, Inc.	46,679	1,698
Total		4,393

Industrial Conglomerates 2.02%

Carlisle Cos., Inc.	12,706	1,592
Honeywell International, Inc.	11,456	1,532
Total		3,124

Information Technology Services 2.09%

Mastercard, Inc. Class A	4,794	1,158
MAXIMUS, Inc.	35,800	2,084
Total		3,242

Insurance 4.64%

American International Group, Inc.	78,300	1,899
Axis Capital Holdings Ltd.	41,918	1,620
Everest Re Group Ltd.	9,272	1,784
Hartford Financial Services Group, Inc. (The)	53,763	1,895
Total		7,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Interactive Media & Services 2.51%

Alphabet, Inc. Class A*	1,952	$2,268
Facebook, Inc. Class A*	9,687	1,616
Total		3,884

Machinery 2.36%

Cummins, Inc.	12,400	1,678
Westinghouse Air Brake Technologies Corp.	41,193	1,983
Total		3,661

Media 1.69%

Comcast Corp. Class A	34,462	1,185
Fox Corp.	32,700	773
Nexstar Media Group, Inc. Class A	11,450	661
Total		2,619

Metals & Mining 0.52%

Nucor Corp.	22,462	809

Multi-Utilities 1.94%

CMS Energy Corp.	51,236	3,010

Oil, Gas & Consumable Fuels 5.14%

Chevron Corp.	19,600	1,420
Marathon Petroleum Corp.	61,587	1,455
Noble Energy, Inc.	207,988	1,256
ONEOK, Inc.	27,110	592
Suncor Energy, Inc. (Canada)(a)	102,662	1,622
Total SA ADR	43,692	1,627
Total		7,972

Personal Products 0.99%

Unilever PLC ADR	30,500	1,542

Pharmaceuticals 5.44%

Johnson & Johnson	15,447	2,026
Merck & Co., Inc.	29,832	2,295
Novartis AG ADR	28,325	2,335
Pfizer, Inc.	54,291	1,772
Total		8,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Road & Rail 1.06%

Saia, Inc.*	22,331	$1,642

Semiconductors & Semiconductor Equipment 2.09%

Intel Corp.	59,842	3,239

Software 2.95%

Microsoft Corp.	17,464	2,754
Oracle Corp.	37,805	1,827
Total		4,581

Specialty Retail 3.19%

Lowe’s Cos., Inc.	28,082	2,416
TJX Cos., Inc. (The)	52,979	2,533
Total		4,949

Technology Hardware, Storage & Peripherals 1.69%

Apple, Inc.	10,300	2,619

Tobacco 1.73%

Philip Morris International, Inc.	36,720	2,679
Total Common Stocks (cost $197,075,660)		153,967

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.92%

Repurchase Agreement

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $4,420,000 of U.S. Treasury Note at 2.125% due 5/15/2022; value: $4,632,332; proceeds: $4,536,941 (cost $4,536,941)	$4,537	4,537
Total Investments in Securities 102.23% (cost $201,612,601)		158,504
Liabilities in Excess of Cash and Other Assets (2.23)%		(3,463)
Net Assets 100.00%		$155,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2020

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$153,967	$—	$—	$153,967
Short-Term Investment
Repurchase Agreement	—	4,537	—	4,537
Total	$153,967	$4,537	$—	$158,504

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.77%

Aerospace & Defense 3.11%

CAE, Inc. (Canada)(a)	33,807	$426
L3Harris Technologies, Inc.	5,800	1,045
TransDigm Group, Inc.	1,239	397
Total		1,868

Banks 0.71%

First Republic Bank	5,211	429

Beverages 1.47%

Brown-Forman Corp. Class B	15,935	885

Biotechnology 4.17%

BioMarin Pharmaceutical, Inc.*	6,624	560
Myovant Sciences Ltd. (United Kingdom)*(a)	15,783	119
Natera, Inc.*	17,648	527
Neurocrine Biosciences, Inc.*	6,353	550
Sarepta Therapeutics, Inc.*	2,602	255
Seattle Genetics, Inc.*	4,345	501
Total		2,512

Building Products 0.82%

Allegion plc (Ireland)(a)	5,387	496

Capital Markets 3.36%

MarketAxess Holdings, Inc.	2,676	890
Moody’s Corp.	1,619	342
MSCI, Inc.	2,736	791
Total		2,023

Chemicals 0.51%

FMC Corp.	3,763	307

Commercial Services & Supplies 0.59%

Healthcare Services Group, Inc.	14,896	356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Construction Materials 1.88%

Vulcan Materials Co.	10,479	$1,132

Consumer Finance 0.59%

SLM Corp.	49,307	354

Containers & Packaging 2.13%

Avery Dennison Corp.	4,911	500
Ball Corp.	12,119	784
Total		1,284

Diversified Consumer Services 0.98%

Service Corp. International	15,138	592

Electrical Equipment 2.89%

AMETEK, Inc.	13,551	976
Hubbell, Inc.	6,633	761
Total		1,737

Electronic Equipment, Instruments & Components 1.77%

Keysight Technologies, Inc.*	7,398	619
Trimble, Inc.*	13,968	445
Total		1,064

Equity Real Estate Investment Trusts 2.88%

SBA Communications Corp.	6,412	1,731

Health Care Equipment & Supplies 5.98%

ABIOMED, Inc.*	2,425	352
Align Technology, Inc.*	5,531	962
DexCom, Inc.*	2,683	723
Edwards Lifesciences Corp.*	352	66
Insulet Corp.*	2,571	426
Teleflex, Inc.	3,236	948
West Pharmaceutical Services, Inc.	814	124
Total		3,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Health Care Providers & Services 3.00%

Centene Corp.*	23,806	$1,414
Guardant Health, Inc.*	5,600	390
Total		1,804

Hotels, Restaurants & Leisure 2.82%

Aramark	31,290	625
Chipotle Mexican Grill, Inc.*	1,073	702
Vail Resorts, Inc.	2,494	368
Total		1,695

Household Products 1.72%

Church & Dwight Co., Inc.	16,145	1,036

Industrial Conglomerates 1.20%

Roper Technologies, Inc.	2,321	724

Information Technology Services 12.30%

Euronet Worldwide, Inc.*	2,682	230
Fidelity National Information Services, Inc.	18,089	2,200
FleetCor Technologies, Inc.*	4,618	862
Genpact Ltd.	26,481	773
Global Payments, Inc.	14,204	2,049
Square, Inc. Class A*	3,486	183
Twilio, Inc. Class A*	6,095	545
Wix.com Ltd. (Israel)*(a)	5,516	556
Total		7,398

Insurance 2.73%

Axis Capital Holdings Ltd.	7,987	309
Goosehead Insurance, Inc. Class A*	13,926	621
RenaissanceRe Holdings Ltd.	4,755	710
Total		1,640

Interactive Media & Services 2.16%

IAC/InterActiveCorp.*	5,303	950
Twitter, Inc.*	14,244	350
Total		1,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2020

Investments		Shares	Fair Value (000)
Internet & Direct Marketing Retail 0.07%

RealReal, Inc. (The)*		5,609	$39

Leisure Products 0.15%

Peloton Interactive, Inc. Class A*		3,386	90

Life Sciences Tools & Services 3.41%

10X Genomics, Inc. Class A*		3,204	200
Agilent Technologies, Inc.		8,444	605
Bio-Rad Laboratories, Inc. Class A*		1,446	507
Charles River Laboratories International, Inc.*		5,851	738
Total			2,050

Machinery 1.93%

Fortive Corp.		9,006	497
Stanley Black & Decker, Inc.		6,667	667
Total			1,164

Multi-Line Retail 4.07%

Dollar General Corp.		11,341	1,712
Dollar Tree, Inc.*		10,027	737
Total			2,449

Oil, Gas & Consumable Fuels 0.44%

Cimarex Energy Co.		8,736	147
Parsley Energy, Inc. Class A		20,875	120
Total			267

Personal Products 0.86%

Shiseido Co., Ltd.(b)	JPY	8,814	518

Pharmaceuticals 1.74%

Zoetis, Inc.		8,906	1,048

Professional Services 2.09%

CoStar Group, Inc.*		2,139	1,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Road & Rail 3.01%

J.B. Hunt Transport Services, Inc.	8,259	$762
Old Dominion Freight Line, Inc.	5,612	737
Saia, Inc.*	4,219	310
Total		1,809

Semiconductors & Semiconductor Equipment 6.30%

Advanced Micro Devices, Inc.*	22,884	1,041
Analog Devices, Inc.	9,250	829
Lam Research Corp.	4,494	1,078
Xilinx, Inc.	10,838	845
Total		3,793

Software 10.18%

Anaplan, Inc.*	8,775	266
Coupa Software, Inc.*	1,403	196
New Relic, Inc.*	4,973	230
Palo Alto Networks, Inc.*	3,317	544
RingCentral, Inc. Class A*	8,702	1,844
ServiceNow, Inc.*	3,121	894
Slack Technologies, Inc. Class A*	10,920	293
Splunk, Inc.*	9,721	1,227
Zendesk, Inc.*	9,815	628
Total		6,122

Specialty Retail 5.59%

Burlington Stores, Inc.*	7,231	1,146
O’Reilly Automotive, Inc.*	4,522	1,361
Tractor Supply Co.	10,095	854
Total		3,361

Textiles, Apparel & Luxury Goods 1.16%

Canada Goose Holdings, Inc. (Canada)*(a)	5,400	107
Carter’s, Inc.	5,029	331
Lululemon Athletica, Inc. (Canada)*(a)	1,374	260
Total		698
Total Investments in Securities 100.77% (cost $62,938,271)		60,632
Liabilities in Excess of Other Assets (0.77)%		(462)
Net Assets 100.00%		$60,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2020

JPY	Japanese yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$—	$518	$—	$518
Remaining Industries	60,114	—	—	60,114
Total	$60,114	$518	$—	$60,632

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.83%

Aerospace & Defense 3.63%

General Dynamics Corp.	52,749	$6,979
Raytheon Technologies Corp.	89,711	8,463
Total		15,442

Auto Components 0.76%

Lear Corp.	39,600	3,218

Banks 9.25%

Citigroup, Inc.	201,495	8,487
East West Bancorp, Inc.	182,041	4,686
JPMorgan Chase & Co.	135,365	12,187
U.S. Bancorp	176,496	6,080
Wells Fargo & Co.	273,768	7,857
Total		39,297

Beverages 1.68%

PepsiCo, Inc.	59,361	7,129

Biotechnology 1.37%

Amgen, Inc.	14,437	2,927
Gilead Sciences, Inc.	38,978	2,914
Total		5,841

Building Products 1.06%

Masco Corp.	130,095	4,497

Capital Markets 4.09%

Ameriprise Financial, Inc.	58,078	5,952
BlackRock, Inc.	11,993	5,277
E*TRADE Financial Corp.	179,142	6,148
Total		17,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Chemicals 3.45%

Corteva, Inc.*	224,410	$5,274
Dow, Inc.*	122,472	3,581
PPG Industries, Inc.	69,441	5,805
Total		14,660

Consumer Finance 2.29%

Ally Financial, Inc.	220,600	3,183
American Express Co.	76,470	6,547
Total		9,730

Diversified Telecommunication Services 2.69%

Verizon Communications, Inc.	213,120	11,451

Electric: Utilities 6.12%

American Electric Power Co., Inc.	68,371	5,468
Duke Energy Corp.	74,799	6,050
Edison International	116,193	6,366
NextEra Energy, Inc.	33,821	8,138
Total		26,022

Electrical Equipment 1.51%

Hubbell, Inc.	56,123	6,440

Electronic Equipment, Instruments & Components 0.99%

Avnet, Inc.	167,271	4,199

Energy Equipment & Services 0.56%

National Oilwell Varco, Inc.	242,772	2,386

Entertainment 1.22%

Walt Disney Co. (The)	53,679	5,185

Equity Real Estate Investment Trusts 2.71%

Alexandria Real Estate Equities, Inc.	41,132	5,637
Prologis, Inc.	73,183	5,882
Total		11,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2020

Investments	Shares		Fair Value (000)
Food Products 2.95%

Danone SA(a)	EUR	33,300	$2,131
General Mills, Inc.		92,870	4,901
Nestle SA ADR		53,640	5,524
Total			12,556

Health Care Equipment & Supplies 1.69%

Medtronic plc (Ireland)(b)		79,452	7,165

Health Care Providers & Services 6.47%

Anthem, Inc.		25,047	5,687
CVS Health Corp.		122,774	7,284
McKesson Corp.		30,222	4,088
Quest Diagnostics, Inc.		67,019	5,381
Universal Health Services, Inc. Class B		51,000	5,053
Total			27,493

Hotels, Restaurants & Leisure 0.54%

Starbucks Corp.		34,700	2,281

Household Products 1.68%

Procter & Gamble Co. (The)		65,087	7,160

Industrial Conglomerates 0.96%

Honeywell International, Inc.		30,608	4,095

Information Technology Services 0.95%

Mastercard, Inc. Class A		16,700	4,034

Insurance 4.67%

American International Group, Inc.		230,885	5,599
Axis Capital Holdings Ltd.		111,229	4,299
Everest Re Group Ltd.		25,087	4,827
Hartford Financial Services Group, Inc. (The)		145,147	5,115
Total			19,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2020

Investments	Shares		Fair Value (000)
Interactive Media & Services 2.50%

Alphabet, Inc. Class A*		5,446	$6,328
Facebook, Inc. Class A*		25,696	4,286
Total			10,614

Internet & Direct Marketing Retail 1.01%

eBay, Inc.		142,240	4,276

Machinery 2.85%

Cummins, Inc.		50,900	6,888
Westinghouse Air Brake Technologies Corp.		108,294	5,212
Total			12,100

Media 1.91%

Comcast Corp. Class A		113,378	3,898
Fox Corp.		88,120	2,082
Nexstar Media Group, Inc. Class A		37,082	2,141
Total			8,121

Metals & Mining 0.52%

Nucor Corp.		61,272	2,207

Multi-Utilities 1.28%

CMS Energy Corp.		92,700	5,446

Oil, Gas & Consumable Fuels 5.45%

Chevron Corp.		78,201	5,667
Marathon Petroleum Corp.		182,061	4,300
Noble Energy, Inc.		595,268	3,595
ONEOK, Inc.		71,614	1,562
Suncor Energy, Inc. (Canada)(b)		234,958	3,712
Total SA ADR		116,103	4,324
Total			23,160

Personal Products 0.98%

Unilever plc(a)	GBP	82,358	4,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Pharmaceuticals 5.55%

Johnson & Johnson	39,591	$5,192
Merck & Co., Inc.	87,307	6,717
Novartis AG ADR	86,076	7,097
Pfizer, Inc.	140,262	4,578
Total		23,584

Semiconductors & Semiconductor Equipment 2.03%

Intel Corp.	159,414	8,628

Software 3.06%

Microsoft Corp.	45,193	7,127
Oracle Corp.	121,838	5,889
Total		13,016

Specialty Retail 3.10%

Lowe’s Cos, Inc.	74,900	6,445
TJX Cos., Inc. (The)	141,080	6,745
Total		13,190

Technology Hardware, Storage & Peripherals 1.64%

Apple, Inc.	27,500	6,993

Tobacco 1.66%

Philip Morris International, Inc.	96,629	7,050
Total Common Stocks (cost $497,970,817)		411,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.80%

Repurchase Agreement

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $7,790,000 of U.S. Treasury Note at 0.375% due 3/31/2022; value: $7,809,475; proceeds: $7,652,176 (cost $7,652,176)	$7,652	$7,652
Total Investments in Securities 98.63% (cost $505,622,993)		419,207
Cash, Foreign Cash and Other Assets in Excess Liabilities 1.37%		5,820
Net Assets 100.00%		$425,027

GBP	British Pound.
EUR	Euro.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Food Products	$10,425	$2,131	$—	$12,556
Personal Products	—	4,153	—	4,153
Remaining Industries	394,846	—	—	394,846
Short-Term Investment
Repurchase Agreement	—	7,652	—	7,652
Total	$405,271	$13,936	$—	$419,207

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2020

Investments	Shares		Fair Value (000)
COMMON STOCKS 98.83%

Auto Components 1.42%

Lear Corp.		31,500	$2,559

Banks 5.62%

BankUnited, Inc.		117,501	2,197
CIT Group, Inc.		74,954	1,294
Citizens Financial Group, Inc.		100,600	1,892
East West Bancorp, Inc.		89,000	2,291
Sterling Bancorp		156,162	1,632
SVB Financial Group*		5,215	788
Total			10,094

Beverages 1.30%

Carlsberg A/S Class B(a)	DKK	20,800	2,342

Building Products 1.57%

A.O. Smith Corp.		74,428	2,814

Capital Markets 4.25%

Ameriprise Financial, Inc.		26,879	2,755
Apollo Global Management, Inc.		54,998	1,842
Ares Capital Corp.		198,100	2,135
E*TRADE Financial Corp.		26,400	906
Total			7,638

Chemicals 3.25%

Axalta Coating Systems Ltd.*		166,052	2,868
Corteva, Inc.*		126,241	2,966
Total			5,834

Communications Equipment 0.81%

F5 Networks, Inc.*		13,617	1,452

Construction & Engineering 1.50%

EMCOR Group, Inc.		43,982	2,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Consumer Finance 1.96%

Ally Financial, Inc.	166,578	$2,404
Discover Financial Services	31,200	1,113
Total		3,517

Containers & Packaging 1.42%

Graphic Packaging Holding Co.	208,687	2,546

Electric: Utilities 8.42%

Edison International	53,200	2,915
Entergy Corp.	30,452	2,862
Evergy, Inc.	60,144	3,311
FirstEnergy Corp.	87,055	3,488
Portland General Electric Co.	53,316	2,556
Total		15,132

Electrical Equipment 3.19%

Acuity Brands, Inc.	32,435	2,778
Hubbell, Inc.	25,775	2,958
Total		5,736

Electronic Equipment, Instruments & Components 1.29%

Avnet, Inc.	92,317	2,317

Energy Equipment & Services 0.65%

National Oilwell Varco, Inc.	118,700	1,167

Equity Real Estate Investment Trusts 11.34%

Alexandria Real Estate Equities, Inc.	28,506	3,907
Camden Property Trust	36,400	2,885
Duke Realty Corp.	125,701	4,070
Healthcare Trust of America, Inc. Class A	112,540	2,733
Highwoods Properties, Inc.	61,300	2,171
UDR, Inc.	84,214	3,077
Weingarten Realty Investors	106,257	1,533
Total		20,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Food Products 3.02%

General Mills, Inc.	58,271	$3,075
J.M. Smucker Co. (The)	21,237	2,357
Total		5,432

Health Care Equipment & Supplies 2.86%

NuVasive, Inc.*	54,253	2,749
Zimmer Biomet Holdings, Inc.	23,697	2,395
Total		5,144

Health Care Providers & Services 6.24%

AmerisourceBergen Corp.	29,703	2,629
Centene Corp.*	50,176	2,981
Quest Diagnostics, Inc.	29,821	2,394
Universal Health Services, Inc. Class B	32,360	3,206
Total		11,210

Household Products 0.68%

Spectrum Brands Holdings, Inc.	33,700	1,226

Industrial Conglomerates 1.20%

Carlisle Cos., Inc.	17,279	2,165

Information Technology Services 2.57%

Amdocs Ltd.	35,929	1,975
Western Union Co. (The)	145,572	2,639
Total		4,614

Insurance 5.70%

Argo Group International Holdings Ltd.	36,532	1,354
Axis Capital Holdings Ltd.	52,000	2,010
Everest Re Group Ltd.	13,626	2,622
Hanover Insurance Group, Inc. (The)	18,148	1,644
Hartford Financial Services Group, Inc. (The)	74,511	2,625
Total		10,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2020

Investments	Shares		Fair Value (000)
Internet & Direct Marketing Retail 1.80%

eBay, Inc.		107,499	$3,231

Leisure Products 1.41%

Brunswick Corp.		71,700	2,536

Machinery 4.33%

Cummins, Inc.		21,400	2,896
Stanley Black & Decker, Inc.		22,770	2,277
Westinghouse Air Brake Technologies Corp.		54,221	2,609
Total			7,782

Media 2.58%

Fox Corp.		36,300	858
Interpublic Group of Cos., Inc. (The)		59,223	959
Nexstar Media Group, Inc. Class A		17,440	1,007
Omnicom Group, Inc.		33,100	1,817
Total			4,641

Metals & Mining 2.04%

Lundin Mining Corp.(a)	CAD	639,639	2,404
Nucor Corp.		35,300	1,272
Total			3,676

Multi-Utilities 3.84%

CMS Energy Corp.		64,225	3,773
Consolidated Edison, Inc.		40,088	3,127
Total			6,900

Oil, Gas & Consumable Fuels 2.68%

Marathon Petroleum Corp.		38,778	916
Noble Energy, Inc.		223,320	1,349
ONEOK, Inc.		67,546	1,473
Parsley Energy, Inc. Class A		189,600	1,086
Total			4,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2020

Investments	Shares	Fair Value (000)
Road & Rail 1.34%

Landstar System, Inc.	25,100	$2,406

Semiconductors & Semiconductor Equipment 3.01%

Marvell Technology Group Ltd.	87,148	1,972
Teradyne, Inc.	63,483	3,439
Total		5,411

Software 1.82%

Cadence Design Systems, Inc.*	14,686	970
Synopsys, Inc.*	17,889	2,304
Total		3,274

Specialty Retail 2.16%

Ross Stores, Inc.	40,111	3,489
Urban Outfitters, Inc.*	27,541	392
Total		3,881

Textiles, Apparel & Luxury Goods 1.56%

Columbia Sportswear Co.	40,200	2,805
Total Common Stocks (cost $ 231,866,117)		177,634

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.85%

Repurchase Agreement

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $1,555,000 of U.S. Treasury Note at 0.375% due 3/31/2022; value: $1,558,888; proceeds: $1,524,703 (cost $1,524,703)	$1,525	1,525
Total Investments in Securities 99.68% (cost $ 233,390,820)		179,159
Cash and Other Assets in Excess of Liabilities 0.32%		577
Net Assets 100.00%		$179,736

CAD	Canadian Dollar.
DKK	Danish Krone.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Beverages	$—	$2,342	$—	$2,342
Remaining Industries	175,292	—	—	175,292
Short-Term Investment
Repurchase Agreement	—	1,525	—	1,525
Total	$175,292	$3,867	$—	$179,159

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.76%

ASSET-BACKED SECURITIES 21.63%

Automobiles 6.91%

AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	$56	$56,012
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	43	42,850
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	64,008
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29	28,803
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	39	39,026
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42	41,651
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64	60,730
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	100	99,850
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	61	60,518
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	99,328
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	11	11,022
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	6	6,308
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	3	2,726
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	66	66,189
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	3	2,652
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	17	16,894
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	12	12,003
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	80	79,870
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	14	14,346
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	3	3,110
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21	20,923
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	33	33,024
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	84	83,740
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	212	212,482
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	43	41,028
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	26	25,763
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	62	62,006
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	92	91,485
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	71	70,352
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100	99,697
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100	96,490
CPS Auto Receivables Trust 2019-A D†	4.35%	12/16/2024	100	93,605
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	100	98,191
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	200	194,662
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	100	97,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	$100	$97,571
CPS Auto Receivables Trust 2020-A D†	2.90%	12/15/2025	100	98,910
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	23	23,229
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21	21,241
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	156	155,724
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	75	75,226
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	111	110,547
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	9	8,978
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	113	113,164
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34	34,144
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	84	83,531
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	39	38,894
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	76	75,107
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44	42,399
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	65	64,840
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	107	103,518
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	90	84,101
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	33	32,624
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	75	73,348
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	123	123,828
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50	49,115
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100	99,770
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	16	16,075
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	10	10,027
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	25	24,558
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	6	6,246
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	107	106,230
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	54	53,829
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	300	300,709
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100	99,848
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	200	201,096
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	100	103,829
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	100	99,269
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	100	96,377
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	97	96,996
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	81	82,121
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	27,485
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	71,605
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	81	80,903
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	31	31,153
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	18	16,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	$206	$205,564
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14	13,933
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	88	87,813
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	15	15,012
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	75	75,014
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	54	54,101
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	83	82,697
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	78	77,171
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	121	117,241
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	75	64,215	(a)
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4	3,531
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	16	15,632
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33	32,743
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	10	9,565
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	34	34,385
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	163	162,967
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	86	80,039
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	97	94,353
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	94	92,021
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	17	16,939
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	60	59,943
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	24	22,872
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	53	50,463
Total				6,732,348

Credit Cards 3.19%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	100	99,966
Barclays Dryrock Issuance Trust 2017-1 A	1.035%(1 Mo. LIBOR + .33%) #	3/15/2023	320	319,515
Barclays Dryrock Issuance Trust 2018-1 A	1.035%(1 Mo. LIBOR + .33%) #	7/15/2024	100	96,798
Capital One Multi-Asset Execution Trust 2015-A3	1.105%(1 Mo. LIBOR + .40%) #	3/15/2023	50	49,985
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	211	211,323
Discover Card Execution Note Trust 2015-A4	2.19%	4/17/2023	100	98,955
First National Master Note Trust 2017-2 A	1.145%(1 Mo. LIBOR + .44%) #	10/16/2023	172	171,910
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	268	268,409
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100	98,509
Master Credit Card Trust II Series 2018-1A A†	1.414%(1 Mo. LIBOR + .49%) #	7/21/2024	100	93,319
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	179	178,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	$100	$99,789
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	99	98,725
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	202	201,513
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	101,097
Trillium Credit Card Trust II 2018-2A A†	1.275%(1 Mo. LIBOR + .35%)	#	9/26/2023	100	99,199
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	49	49,225
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	134	133,683
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	150	149,816
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	56	55,719
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	173	175,992
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	36	36,640
World Financial Network Credit Card Master Trust 2019-A	3.14%		12/15/2025	97	97,879
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	8	8,042
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	109	105,223
Total					3,100,156

Other 11.53%

ACAM Ltd. 2019-FL1 A†	2.105%(1 Mo. LIBOR + 1.40%)	#	11/17/2034	168	145,224	(a)
Ally Master Owner Trust 2018-3 A	1.025%(1 Mo. LIBOR + .32%)	#	7/15/2022	66	64,747
Ammc Clo Ltd. 2016-19A BR†	3.631%(3 Mo. LIBOR + 1.80%)	#	10/16/2028	250	231,000
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	76	77,591
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	100	99,663
Apidos CLO XXII 2015-22A A1R†	Zero Coupon	#(b)	4/20/2031	250	237,864
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	1.695%(1 Mo. LIBOR + .99%)	#	12/15/2027	100	94,185
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.855%(1 Mo. LIBOR + 1.15%)	#	6/15/2028	100	90,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.855%(1 Mo. LIBOR + 1.15%) #	5/15/2037		$136	$121,493
Ares XLI Clo Ltd. 2016-41A AR†	3.031%(3 Mo. LIBOR + 1.20%) #	1/15/2029		250	240,480
Ascentium Equipment Receivables 2019-1A A2†	2.84%	6/10/2022		102	101,558
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021		6	6,252
Avery Point V CLO Ltd. 2014-5A AR†	2.816%(3 Mo. LIBOR + .98%) #	7/17/2026		126	124,375
BDS Ltd. 2019-FL3 A†	2.20%(1 Mo. LIBOR + 1.40%) #	12/15/2035		100	92,657
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.069%(3 Mo. LIBOR + 1.25%) #	1/20/2029		250	243,115
BlueMountain CLO Ltd. 2012-2A AR2†	2.745%(3 Mo. LIBOR + 1.05%) #	11/20/2028		250	245,470
BSPRT Issuer, Ltd. 2019 FL5 A†	1.855%(1 Mo. LIBOR + 1.15%) #	5/15/2029		100	94,286
Colony American Finance Ltd. 2018-1 A†	3.804%	6/15/2051		80	82,144
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023		12	11,939
Conn’s Receivables Funding LLC 2019-B A†	2.66%	6/17/2024		83	79,029
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028		16	15,924
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031		56	56,091
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031		46	45,808
DLL LLC 2018-1 A3†	3.10%	4/18/2022		129	130,318
DLL LLC 2018-1 A4†	3.27%	4/17/2026		109	106,108
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021		51	50,191
DLL Securitization Trust 2017-A A4†	2.43%	11/17/2025		100	99,633
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.181%(3 Mo. LIBOR + 1.35%) #	10/15/2027		290	262,847
Elm CLO Ltd. 2014-1A BRR†	3.586%(3 Mo. LIBOR + 1.75%) #	1/17/2029		200	181,874
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022		4	4,216
Fairstone Financial Issuance Trust I 2019-1A A†(c)	3.948%	3/21/2033	CAD	150	106,548
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022		$248	245,852
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%	3/15/2024		239	236,964
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026		314	304,809
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025		39	38,444
Grand Avenue CRE 2019-FL1 A†	1.825%(1 Mo. LIBOR + 1.12%) #	6/15/2037		216	201,793
Grand Avenue CRE 2019-FL1 AS†	2.205%(1 Mo. LIBOR + 1.50%) #	6/15/2037		100	95,550
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.208%(1 Mo. LIBOR + 1.55%) #	9/15/2028		124	114,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	3.808%(1 Mo. LIBOR + 2.15%)	#	9/15/2028	$38	$34,042
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	2.874%(3 Mo. LIBOR + 1.08%)	#	7/25/2027	189	187,896
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	100	98,750
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	100	98,134
HPS Loan Management 10-2016 Ltd. A2R†	3.569%(3 Mo. LIBOR + 1.75%)	#	1/20/2028	250	230,012
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	180	179,335
JFIN CLO Ltd. 2013-1A A1NR†	3.209%(3 Mo. LIBOR + 1.39%)	#	1/20/2030	129	124,403
KKR CLO Ltd.†	2.387%(3 Mo. LIBOR + 1.14%)	#	3/15/2031	250	236,692
KREF Ltd. 2018-FL1 A†	1.90%(1 Mo. LIBOR + 1.10%)	#	6/15/2036	100	92,625
LCM XXIV Ltd. 24A A†	3.129%(3 Mo. LIBOR + 1.31%)	#	3/20/2030	250	239,956
LMREC, Inc. 2015-CRE1 AR†	1.909%(1 Mo. LIBOR + .98%)	#	2/22/2032	6	5,647
LMREC, Inc. 2015-CRE1 BR†	3.179%(1 Mo. LIBOR + 2.25%)	#	2/22/2032	100	92,678
LMREC, Inc. 2019-CRE3 A†	2.329%(1 Mo. LIBOR + 1.40%)	#	12/22/2035	183	156,377
LoanCore Issuer Ltd. 2019-CRE2 A†	1.835%(1 Mo. LIBOR + 1.13%)	#	5/15/2036	201	195,596	(a)
M360 LLC 2019-CRE2 A†	2.105%(1 Mo. LIBOR + 1.40%)	#	9/15/2034	155	146,776
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	147	146,725
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.019%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	84	83,612
Mountain View CLO LLC 2017-1A AR†	1.795%(3 Mo. LIBOR + 1.09%)	#	10/16/2029	250	240,842
Mountain View CLO XIV Ltd. 2019-1A A1†	3.271%(3 Mo. LIBOR + 1.44%)	#	4/15/2029	250	238,759
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	40	39,306
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	100	99,941
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	374	355,884
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	94,013
Nissan Master Owner Trust Receivables 2017-B A	1.135%(1 Mo. LIBOR + .43%)	#	4/18/2022	78	77,462
Northwoods Capital Ltd. 2019-20A A1†	3.221%(3 Mo. LIBOR + 1.32%)	#	1/25/2030	250	241,716
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	91,833
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	151	142,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OneMain Financial Issuance Trust 2019-1A B†	3.79%	2/14/2031	$100	$90,759	(a)
Orange Lake Timeshare Trust 2019-A†	3.06%	4/9/2038	36	35,464
Orec Ltd. 2018-CRE1 A†	1.885%(1 Mo. LIBOR + 1.18%) #	6/15/2036	136	121,186
OZLM Funding III Ltd. 2013-3A A1RR†	2.982%(3 Mo. LIBOR + 1.18%) #	1/22/2029	250	243,356
OZLM VIII Ltd. 2014-8A A1RR†	3.006%(3 Mo. LIBOR + 1.17%) #	10/17/2029	250	241,216
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	122	121,461
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%	9/5/2048	99	88,685
Prima Capital CRE Securitization 2015-5A C†	4.50%	12/24/2050	87	78,606	(a)
Ready Capital Mortgage Financing LLC 2018-FL2 A†	1.797%(1 Mo. LIBOR + .85%) #	6/25/2035	10	9,537	(a)
Salem Fields CLO Ltd. 2016-2A A1R†	2.944%(3 Mo. LIBOR + 1.15%) #	10/25/2028	250	243,819
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	39	38,754
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	66	64,478
SCF Equipment Leasing LLC 2019-1A A1†	3.04%	3/20/2023	59	58,514
SCF Equipment Leasing LLC 2019-1A A2†	3.23%	10/20/2024	121	119,649
SCF Equipment Leasing LLC 2019-2A A1†	2.22%	6/20/2024	98	97,866
SCF Equipment Leasing LLC 2019-2A A2†	2.47%	4/20/2026	177	173,300
SLC Student Loan Trust 2008-1 A4A	2.341%(3 Mo. LIBOR + 1.60%) #	12/15/2032	51	50,946
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	17	16,485
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	7	6,574
TICP CLO VI Ltd. 2016 6A AR†	3.031%(3 Mo. LIBOR + 1.12%) #	1/15/2029	250	244,369
Towd Point Asset Trust 2018-SL1 A†	2.227%(1 Mo. LIBOR + .60%) #	1/25/2046	87	85,401
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.93%(1 Mo. LIBOR + 1.13%) #	11/15/2037	138	130,741
West CLO Ltd. 2014-2A A1AR†	2.713%(3 Mo. LIBOR + .87%) #	1/16/2027	119	117,140
Total				11,230,617
Total Asset-Backed Securities (cost $21,663,255)				21,063,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $728)			—	(d)	$6	(e)

			Principal Amount (000)
CONVERTIBLE BOND 0.07%

Technology

Weibo Corp. (China)(f) (cost $75,271)	1.25%	11/15/2022	$78		66,301

CORPORATE BONDS 45.99%

Aerospace/Defense 0.52%

Arconic, Inc.	5.125%	10/1/2024	58		57,389
Arconic, Inc.	5.40%	4/15/2021	22		21,822
Boeing Co. (The)	2.80%	3/1/2023	316		291,314
Bombardier, Inc. (Canada)†(f)	8.75%	12/1/2021	30		25,102
Spirit AeroSystems, Inc.	3.95%	6/15/2023	109		94,637
Triumph Group, Inc.	5.25%	6/1/2022	22		18,336
Total					508,600

Air Transportation 0.27%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%	9/15/2024	13		12,349
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%	6/15/2025	7		7,031
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	71		71,568
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	55		51,748
American Airlines Group, Inc.†	3.75%	3/1/2025	96		67,740
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%	10/11/2021	2		1,705
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	9		8,528
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	9		9,150
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	32		30,208
Total					260,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Apparel 0.02%

NIKE, Inc.	2.40%	3/27/2025	$16	$16,597

Auto Parts: Original Equipment 0.60%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	200,263
Titan International, Inc.	6.50%	11/30/2023	24	11,010
ZF North America Capital, Inc.†	4.75%	4/29/2025	450	378,149
Total				589,422

Automotive 2.53%

Aston Martin Capital Holdings Ltd. (Jersey)†(f)	6.50%	4/15/2022	200	139,354
Daimler Finance North America LLC†	1.75%	3/10/2023	150	141,417
Ford Motor Credit Co. LLC	2.134%(3 Mo. LIBOR + .93%) #	9/24/2020	57	54,154
Ford Motor Credit Co. LLC	2.979%	8/3/2022	300	280,500
Ford Motor Credit Co. LLC	3.087%	1/9/2023	200	181,000
Ford Motor Credit Co. LLC	3.81%	1/9/2024	200	181,000
General Motors Financial Co., Inc.	2.89%(3 Mo. LIBOR + .99%) #	1/5/2023	64	51,833
General Motors Financial Co., Inc.	2.90%	2/26/2025	54	46,828
General Motors Financial Co., Inc.	3.15%	6/30/2022	79	71,405
General Motors Financial Co., Inc.	3.70%	5/9/2023	139	125,180
General Motors Financial Co., Inc.	3.95%	4/13/2024	47	42,675
General Motors Financial Co., Inc.	4.25%	5/15/2023	23	20,824
General Motors Financial Co., Inc.	5.10%	1/17/2024	132	121,789
Harley-Davidson Financial Services, Inc.†	2.52%(3 Mo. LIBOR + .94%) #	3/2/2021	175	174,872
Hyundai Capital America†	3.25%	9/20/2022	31	30,392
Nissan Motor Acceptance Corp.†	2.065%(3 Mo. LIBOR + .69%) #	9/28/2022	50	46,523
Toyota Motor Credit Corp.(g)	2.90%	3/30/2023	66	66,462
Volkswagen Group of America Finance LLC†	2.653%(3 Mo. LIBOR + .94%) #	11/12/2021	700	685,202
Total				2,461,410

Banks: Regional 6.79%

ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	400	418,248
AIB Group plc (Ireland)†(f)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	200	201,416
Associated Bank NA	3.50%	8/13/2021	47	47,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco de Credito del Peru (Peru)†(f)	2.70%	1/11/2025	$31	$28,481
Bancolombia SA (Colombia)(f)	3.00%	1/29/2025	200	179,952
Bank of America Corp.	2.456%(3 Mo. LIBOR + .87%) #	10/22/2025	77	77,785
Bank of America Corp.	3.95%	4/21/2025	63	66,373
Bank of America Corp.	4.00%	1/22/2025	248	262,345
Bank of America Corp.	4.20%	8/26/2024	175	186,347
BankUnited, Inc.	4.875%	11/17/2025	126	130,333
Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	160	170,097
BBVA Bancomer SA†	6.75%	9/30/2022	150	149,676
CIT Group, Inc.	4.125%	3/9/2021	28	27,733
CIT Group, Inc.	4.75%	2/16/2024	49	48,081
CIT Group, Inc.	5.00%	8/15/2022	5	4,913
Citigroup, Inc.	2.484%(3 Mo. LIBOR + .69%) #	10/27/2022	178	168,399
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%) #	7/24/2023	286	288,628
Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%) #	4/24/2025	73	75,282
Citigroup, Inc.	4.05%	7/30/2022	55	56,057
Citigroup, Inc.	4.40%	6/10/2025	194	210,285
Citigroup, Inc.	5.50%	9/13/2025	34	37,841
Danske Bank A/S (Denmark)†(f)	3.001%(3 Mo. LIBOR + 1.25%) #	9/20/2022	200	198,157
Danske Bank A/S (Denmark)†(f)	5.00%	1/12/2022	200	204,930
Danske Bank A/S (Denmark)†(f)	5.375%	1/12/2024	200	210,929
FNB Corp.	2.20%	2/24/2023	53	52,094
Goldman Sachs Group, Inc. (The)	2.433%(3 Mo. LIBOR + .75%) #	2/23/2023	206	197,659
Goldman Sachs Group, Inc. (The)	2.557%(3 Mo. LIBOR + .78%) #	10/31/2022	52	50,113
Goldman Sachs Group, Inc. (The)	2.801%(3 Mo. LIBOR + 1.00%) #	7/24/2023	48	45,524
Goldman Sachs Group, Inc. (The)	2.904%(3 Mo. LIBOR + 1.11%) #	4/26/2022	102	99,246
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	67	67,239
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025	109	114,821
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	103	107,157
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	24	25,484
JPMorgan Chase & Co.	3.031%(3 Mo. LIBOR + 1.23%) #	10/24/2023	225	217,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Lloyds Bank plc (United Kingdom)†(f)	6.50%	9/14/2020	$100	$101,313
Macquarie Bank Ltd. (Australia)†(f)	6.625%	4/7/2021	95	98,067
Macquarie Group Ltd. (Australia)†(f)	3.189%(3 Mo. LIBOR + 1.02%) #	11/28/2023	12	12,315
Macquarie Group Ltd. (Australia)†(f)	4.15%(3 Mo. LIBOR + 1.33%) #	3/27/2024	75	78,576
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	48	48,673
Morgan Stanley	2.999%(3 Mo. LIBOR + 1.18%) #	1/20/2022	59	58,703
Morgan Stanley	5.00%	11/24/2025	81	89,692
Nordea Bank Abp (Finland)†(f)	4.875%	5/13/2021	200	203,723
Popular, Inc.	6.125%	9/14/2023	23	21,476
Royal Bank of Canada (Canada)(f)	2.196%(3 Mo. LIBOR + .36%) #	1/17/2023	74	69,091
Royal Bank of Scotland Group plc (United Kingdom)(f)	6.125%	12/15/2022	22	22,721
State Street Corp.†	2.825%(SOFR + 2.69%) #	3/30/2023	38	38,373
Synovus Financial Corp.	3.125%	11/1/2022	44	44,340
Toronto-Dominion Bank (The) (Canada)(f)	2.11%(3 Mo. LIBOR + .53%) #	12/1/2022	76	73,134
Truist Bank	1.50%	3/10/2025	250	243,833
Truist Financial Corp.	4.00%	5/1/2025	60	63,317
UBS AG	7.625%	8/17/2022	250	257,622
UBS AG (Switzerland)(f)	5.125%	5/15/2024	200	202,000
Wells Fargo & Co.	2.164%(3 Mo. LIBOR + .75%) #	2/11/2026	76	74,278
Wells Fargo & Co.	2.406%(3 Mo. LIBOR + .83%) #	10/30/2025	115	113,513
Wells Fargo & Co.	2.819%(3 Mo. LIBOR + 1.03%) #	7/26/2021	225	223,097
Wells Fargo & Co.	3.75%	1/24/2024	49	51,974
Total				6,617,273

Beverages 0.53%

Anheuser-Busch InBev Finance, Inc.	3.70%	2/1/2024	112	116,505
Constellation Brands, Inc.	2.392%(3 Mo. LIBOR + .70%) #	11/15/2021	425	400,729
Total				517,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.95%

Boral Finance Pty Ltd. (Australia)†(f)	3.00%	11/1/2022	$22	$22,227
Carrier Global Corp.†	2.242%	2/15/2025	122	119,551
CPG Merger Sub LLC†	8.00%	10/1/2021	38	37,206
Martin Marietta Materials, Inc.	2.333%(3 Mo. LIBOR + .65%) #	5/22/2020	145	143,966
Owens Corning	4.20%	12/1/2024	105	107,475
Vulcan Materials Co.	1.341%(3 Mo. LIBOR + .60%) #	6/15/2020	110	109,136
Vulcan Materials Co.	2.23%(3 Mo. LIBOR + .65%) #	3/1/2021	400	384,801
Total				924,362

Business Services 0.48%

Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	15	13,631
Equifax, Inc.	2.562%(3 Mo. LIBOR + .87%) #	8/15/2021	450	439,259
Laureate Education, Inc.†	8.25%	5/1/2025	15	15,037
Total				467,927

Chemicals 1.51%
Albemarle Corp.†	2.742%(3 Mo. LIBOR + 1.05%) #	11/15/2022	200	190,534
Blue Cube Spinco LLC	9.75%	10/15/2023	30	31,387
Blue Cube Spinco LLC	10.00%	10/15/2025	18	19,104
Celanese US Holdings LLC	4.625%	11/15/2022	160	155,926
Celanese US Holdings LLC	5.875%	6/15/2021	86	85,120
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	4.125%	3/14/2021	200	201,180
DuPont de Nemours, Inc.	4.205%	11/15/2023	93	97,758
NOVA Chemicals Corp. (Canada)†(f)	5.25%	8/1/2023	36	31,523
Nutrien Ltd. (Canada)(f)	3.375%	3/15/2025	65	66,307
Syngenta Finance NV (Netherlands)†(f)	3.698%	4/24/2020	400	399,236
Syngenta Finance NV (Netherlands)†(f)	3.933%	4/23/2021	200	188,522
Total				1,466,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.94%

Booz Allen Hamilton, Inc.†	5.125%	5/1/2025	$14	$13,842
Dell International LLC/EMC Corp.†	4.00%	7/15/2024	23	23,249
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	390	400,704
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	20	20,000
Hewlett Packard Enterprise Co.	1.464%(3 Mo. LIBOR + .68%) #	3/12/2021	106	102,575
Hewlett Packard Enterprise Co.	2.62%(3 Mo. LIBOR + .72%) #	10/5/2021	350	329,667
Unisys Corp.†	10.75%	4/15/2022	27	28,510
Total				918,547

Computer Software 0.60%

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	125	128,631
Infor US, Inc.	6.50%	5/15/2022	32	31,349
Oracle Corp.	2.50%	4/1/2025	151	154,329
RP Crown Parent LLC†	7.375%	10/15/2024	29	27,885
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	135	133,144
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	108	107,326
Total				582,664

Construction/Homebuilding 0.19%

D.R. Horton, Inc.	4.75%	2/15/2023	7	7,053
D.R. Horton, Inc.	5.75%	8/15/2023	35	36,182
M/I Homes, Inc.	5.625%	8/1/2025	16	14,460
Williams Scotsman International, Inc.†	7.875%	12/15/2022	125	122,992
Total				180,687

Containers 0.03%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	5.125%	7/15/2023	17	16,979
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.00%	7/15/2024	14	14,306
Total				31,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 3.09%

AbbVie, Inc.†	2.60%	11/21/2024	$145	$147,607
AstraZeneca plc (United Kingdom)(f)	1.516%(3 Mo. LIBOR + .62%) #	6/10/2022	425	403,902
Bausch Health Cos., Inc.†	6.125%	4/15/2025	70	69,388
Bausch Health Cos., Inc.†	6.50%	3/15/2022	94	95,292
Bausch Health Cos., Inc.†	7.00%	3/15/2024	211	217,595
Bayer US Finance II LLC†	1.751%(3 Mo. LIBOR + 1.01%) #	12/15/2023	425	393,690
Bayer US Finance II LLC†	2.75%	7/15/2021	32	31,682
Bayer US Finance II LLC†	3.375%	7/15/2024	250	251,517
Becton Dickinson & Co.	2.25%(3 Mo. LIBOR + .88%) #	12/29/2020	147	142,062
Becton Dickinson and Co.	2.031%(3 Mo. LIBOR + 1.03%) #	6/6/2022	291	272,243
Cardinal Health, Inc.	1.511%(3 Mo. LIBOR + .77%) #	6/15/2022	145	134,007
Cardinal Health, Inc.	3.079%	6/15/2024	145	143,879
Cardinal Health, Inc.	3.50%	11/15/2024	129	131,758
Cigna Corp.	1.493%(3 Mo. LIBOR + .65%) #	9/17/2021	175	168,175
Cigna Corp.	2.721%(3 Mo. LIBOR + .89%) #	7/15/2023	50	46,520
Cigna Corp.	4.125%	11/15/2025	23	24,670
CVS Health Corp.	3.875%	7/20/2025	113	116,970
Express Scripts Holding Co.	2.33%(3 Mo. LIBOR + .75%) #	11/30/2020	225	223,090
Total				3,014,047

Electric: Power 3.49%

AES Corp. (The)	4.875%	5/15/2023	29	28,094
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%	5/1/2023	225	236,096
Calpine Corp.	5.75%	1/15/2025	47	43,827
CenterPoint Energy, Inc.	2.50%	9/1/2024	49	48,210
Comision Federal de Electricidad (Mexico)†(f)	4.875%	1/15/2024	200	191,749
Dominion Energy, Inc.	3.071%	8/15/2024	195	195,286
Dominion Energy, Inc.	4.104%	4/1/2021	78	77,988
DTE Energy Co.	2.529%	10/1/2024	143	139,267
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	119	126,822
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	199	203,281
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	200	193,608
Evergy, Inc.	2.45%	9/15/2024	31	30,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power (continued)

Florida Power & Light Co.	2.137%(3 Mo. LIBOR + .40%) #	5/6/2022		$205	$193,379
Florida Power & Light Co.	2.85%	4/1/2025		107	112,601
Jersey Central Power & Light Co.†	4.70%	4/1/2024		68	72,670
NextEra Energy Capital Holdings, Inc.	2.399%(3 Mo. LIBOR + .72%) #	2/25/2022		475	462,020
NRG Energy, Inc.†	3.75%	6/15/2024		197	195,567
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021		110	113,947
PPL Capital Funding, Inc.	3.50%	12/1/2022		29	29,054
PPL Capital Funding, Inc.	3.95%	3/15/2024		15	15,497
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021		96	98,003
San Diego Gas & Electric Co.	1.914%	2/1/2022		9	8,613
SCANA Corp.	6.25%	4/1/2020		62	62,000
Sempra Energy	2.331%(3 Mo. LIBOR + .50%) #	1/15/2021		37	35,053
Southern Power Co.†	1.666%(3 Mo. LIBOR + .55%) #	12/20/2020		210	206,710
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022		32	29,000
Vistra Operations Co. LLC†	3.55%	7/15/2024		261	246,136
Total					3,394,950

Electrical Equipment 0.53%

Broadcom, Inc.†	3.625%	10/15/2024		300	295,028
NXP BV/NXP Funding LLC (Netherlands)†(f)	3.875%	9/1/2022		225	226,088
Total					521,116

Electronics 0.07%

Trimble, Inc.	4.15%	6/15/2023		53	53,693
Trimble, Inc.	4.75%	12/1/2024		16	16,844
Total					70,537

Entertainment 0.19%

CPUK Finance Ltd.(c)	4.25%	2/28/2047	GBP	100	101,632
Eldorado Resorts, Inc.	7.00%	8/1/2023		$11	9,969
Enterprise Development Authority (The)†	12.00%	7/15/2024		38	33,392
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		6	5,107
Scientific Games International, Inc.	6.625%	5/15/2021		49	39,509
Total					189,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.09%

Covanta Holding Corp.	5.875%	7/1/2025	$100	$92,875

Financial Services 3.20%

Air Lease Corp.	4.25%	2/1/2024	33	28,108
Aircastle Ltd.	4.40%	9/25/2023	184	178,185
Aircastle Ltd.	5.00%	4/1/2023	98	95,789
Aircastle Ltd.	5.50%	2/15/2022	133	121,175
Aircastle Ltd.	7.625%	4/15/2020	71	70,983
Ally Financial, Inc.	3.875%	5/21/2024	266	241,064
Ally Financial, Inc.	4.25%	4/15/2021	20	19,641
Ally Financial, Inc.	5.125%	9/30/2024	295	289,320
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	68	58,861
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	152	129,796
Discover Financial Services	5.20%	4/27/2022	144	149,680
E*TRADE Financial Corp.	2.95%	8/24/2022	36	35,521
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	67	43,650
International Lease Finance Corp.	8.25%	12/15/2020	303	301,299
International Lease Finance Corp.	8.625%	1/15/2022	83	80,563
Invesco Finance plc (United Kingdom)(f)	3.125%	11/30/2022	30	29,999
Jefferies Financial Group, Inc.	5.50%	10/18/2023	195	197,059
Jefferies Group LLC	6.875%	4/15/2021	32	32,229
Muthoot Finance Ltd. (India)†(f)	4.40%	9/2/2023	200	157,910
Muthoot Finance Ltd. (India)†(f)	6.125%	10/31/2022	200	172,235
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	112	110,214
Navient Corp.	5.00%	10/26/2020	112	110,706
Navient Corp.	5.50%	1/25/2023	18	17,055
Navient Corp.	5.875%	10/25/2024	38	35,164
Navient Corp.	6.125%	3/25/2024	53	49,954
Park Aerospace Holdings Ltd. (Ireland)†(f)	3.625%	3/15/2021	22	20,862
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	145	126,010
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.25%	8/15/2022	16	14,478
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%	2/15/2024	228	196,712
Total				3,114,222

Food 0.88%

Albertsons Cos Inc/Safeway Inc/New Albertsons LP/Albertsons LLC	5.75%	3/15/2025	47	47,353
Ingles Markets, Inc.	5.75%	6/15/2023	36	36,089
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	34	34,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Kraft Heinz Foods Co.	2.304%(3 Mo. LIBOR + .57%) #	2/10/2021	$450	$425,691
MARB BondCo plc (United Kingdom)†(f)	7.00%	3/15/2024	200	179,749
Simmons Foods, Inc.†	7.75%	1/15/2024	44	44,385
Smithfield Foods, Inc.†	3.35%	2/1/2022	16	15,583
Sysco Corp.	2.60%	6/12/2022	7	6,741
Sysco Corp.(g)	5.65%	4/1/2025	64	66,710
Total				856,853

Health Care Products 0.27%

Baxter International, Inc.†	3.75%	10/1/2025	94	100,030
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	6	6,052
Zimmer Biomet Holdings, Inc.	1.802%(3 Mo. LIBOR + .75%) #	3/19/2021	155	153,149
Total				259,231

Health Care Services 1.26%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	127	122,119
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	8	7,589
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	168	164,430
Centene Corp.†	5.375%	6/1/2026	23	23,820
CommonSpirit Health	2.76%	10/1/2024	51	51,044
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	7	6,955
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	24	24,340
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	194	201,176
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	45	46,161
HCA, Inc.	5.00%	3/15/2024	89	92,311
HCA, Inc.	5.25%	4/15/2025	107	112,461
Select Medical Corp.†	6.25%	8/15/2026	36	36,198
Universal Health Services, Inc.†	4.75%	8/1/2022	342	342,636
Total				1,231,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.60%

Newell Brands, Inc.	4.10%	4/1/2023	$333	$335,748
Newell Brands, Inc.	4.70%	8/15/2020	8	8,118
Reckitt Benckiser Treasury Services plc (United Kingdom)†(f)	1.764%(3 Mo. LIBOR + .56%) #	6/24/2022	250	241,182
Total				585,048

Insurance 0.36%

Assurant, Inc.	4.20%	9/27/2023	45	47,894
CNO Financial Group, Inc.	5.25%	5/30/2025	205	214,055
Equitable Holdings, Inc.	3.90%	4/20/2023	23	22,947
Kemper Corp.	4.35%	2/15/2025	44	45,146
MGIC Investment Corp.	5.75%	8/15/2023	19	17,757
Total				347,799

Leasing 0.32%

Aviation Capital Group LLC†	2.875%	1/20/2022	16	14,472
Aviation Capital Group LLC†	3.875%	5/1/2023	92	86,075
DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	18	17,796
GATX Corp.	4.35%	2/15/2024	36	38,504
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%	11/1/2024	57	53,297
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	93	93,194
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	9	8,955
Total				312,293

Leisure 0.30%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	164	135,914
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	165	119,712
Viking Cruises Ltd.†	6.25%	5/15/2025	51	33,086
Total				288,712

Lodging 0.32%

Las Vegas Sands Corp.	2.90%	6/25/2025	132	118,413
Las Vegas Sands Corp.	3.20%	8/8/2024	191	172,319
Wyndham Destinations, Inc.	5.625%	3/1/2021	20	18,118
Total				308,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.64%

Archer-Daniels-Midland Co.	2.75%	3/27/2025		$24	$24,515
BAT Capital Corp.	2.789%	9/6/2024		54	53,262
BAT Capital Corp.	3.222%	8/15/2024		206	207,312
Imperial Brands Finance plc (United Kingdom)†(f)	3.125%	7/26/2024		200	195,919
Reynolds American, Inc.	4.85%	9/15/2023		46	47,942
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020		92	92,589
Total					621,539

Machinery: Industrial/Specialty 0.90%

CNH Industrial Capital LLC	4.20%	1/15/2024		83	81,301
CNH Industrial Capital LLC	4.375%	4/5/2022		79	77,714
CNH Industrial Capital LLC	4.875%	4/1/2021		60	58,684
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023		150	157,273
Flowserve Corp.	4.00%	11/15/2023		191	191,268
Nvent Finance Sarl (Luxembourg)(f)	3.95%	4/15/2023		169	175,871
Welbilt, Inc.	9.50%	2/15/2024		29	24,904
Westinghouse Air Brake Technologies Corp.	2.041%(3 Mo. LIBOR + 1.30%) #	9/15/2021		22	21,361
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		92	91,578
Total					879,954

Machinery: Oil Well Equipment & Services 0.46%

Caterpillar Financial Services Corp.	2.202%(3 Mo. LIBOR + .51%) #	5/15/2023		475	446,178

Manufacturing 0.30%

3M Co.	2.65%	4/15/2025		17	17,756
General Electric Co.	1.741%(3 Mo. LIBOR + 1.00%) #	3/15/2023		154	143,083
General Electric Co.	3.375%	3/11/2024		7	7,149
General Electric Co.	4.65%	10/17/2021		127	129,576
Total					297,564

Media 0.35%

Cox Communications, Inc.†	2.95%	6/30/2023		69	69,154
Cox Communications, Inc.†	3.15%	8/15/2024		15	15,369
iHeartCommunications, Inc.	6.375%	5/1/2026		45	43,301
NBCUniversal Enterprise, Inc.†	5.25%	—	(h)	200	200,027
Univision Communications, Inc.†	5.125%	5/15/2023		11	9,818
Total					337,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.01%

Zekelman Industries, Inc.†	9.875%	6/15/2023	$11	$10,691

Metals & Minerals: Miscellaneous 1.32%

Anglo American Capital plc (United Kingdom)†(f)	3.625%	9/11/2024	200	188,556
Anglo American Capital plc (United Kingdom)†(f)	4.125%	9/27/2022	200	197,402
Freeport-McMoRan, Inc.	3.875%	3/15/2023	21	20,134
Freeport-McMoRan, Inc.	4.55%	11/14/2024	54	51,333
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022	142	136,288
Glencore Funding LLC†	3.00%	10/27/2022	11	10,067
Glencore Funding LLC†	4.125%	5/30/2023	211	194,660
Glencore Funding LLC†	4.125%	3/12/2024	102	93,945
Glencore Funding LLC†	4.625%	4/29/2024	28	25,695
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	44	41,249
Kinross Gold Corp. (Canada)(f)	5.125%	9/1/2021	17	17,157
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024	57	58,068
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(f)	4.10%	4/11/2023	200	200,366
New Gold, Inc. (Canada)†(f)	6.25%	11/15/2022	51	49,915
Total				1,284,835

Natural Gas 0.24%

National Fuel Gas Co.	3.75%	3/1/2023	25	23,606
National Fuel Gas Co.	4.90%	12/1/2021	90	88,199
National Fuel Gas Co.	7.395%	3/30/2023	25	24,877
Southern Star Central Corp.†	5.125%	7/15/2022	97	96,048
Total				232,730

Oil 3.23%

American Energy- Permian Basin LLC†	12.00%	10/1/2024	11	4,950
BP Capital Markets America, Inc.	1.702%(3 Mo. LIBOR + .65%) #	9/19/2022	225	215,357
Callon Petroleum Co.	6.125%	10/1/2024	100	18,500
Callon Petroleum Co.	6.25%	4/15/2023	146	35,766
Chaparral Energy, Inc.†	8.75%	7/15/2023	82	5,781
Cimarex Energy Co.	4.375%	6/1/2024	81	63,956
Concho Resources, Inc.	4.375%	1/15/2025	77	65,812
Continental Resources, Inc.	3.80%	6/1/2024	75	37,970
Continental Resources, Inc.	4.50%	4/15/2023	128	70,535
Continental Resources, Inc.	5.00%	9/15/2022	346	214,821
Diamondback Energy, Inc.	2.875%	12/1/2024	37	25,928
Diamondback Energy, Inc.	5.375%	5/31/2025	230	170,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Energen Corp.	4.625%	9/1/2021	$104	$100,498
Eni SpA (Italy)†(f)	4.15%	10/1/2020	100	99,985
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(f)	6.51%	3/7/2022	100	103,791
Helmerich & Payne, Inc.	4.65%	3/15/2025	101	105,489
Hess Corp.	3.50%	7/15/2024	93	73,993
HighPoint Operating Corp.	7.00%	10/15/2022	62	32,453
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	110	51,562
Husky Energy, Inc. (Canada)(f)	4.00%	4/15/2024	60	50,421
Laredo Petroleum, Inc.	9.50%	1/15/2025	69	27,859
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	103	64,375
Marathon Petroleum Corp.	5.375%	10/1/2022	143	135,137
Matador Resources Co.	5.875%	9/15/2026	160	45,956
MEG Energy Corp. (Canada)†(f)	6.50%	1/15/2025	161	102,134
Montage Resources Corp.	8.875%	7/15/2023	31	21,157
Murphy Oil Corp.	6.875%	8/15/2024	17	10,179
Oasis Petroleum, Inc.	6.875%	3/15/2022	205	42,025
Occidental Petroleum Corp.	2.60%	4/15/2022	2	1,440
Occidental Petroleum Corp.	2.70%	8/15/2022	46	32,818
Occidental Petroleum Corp.	2.90%	8/15/2024	85	46,410
Occidental Petroleum Corp.	3.125%	2/15/2022	150	110,318
Occidental Petroleum Corp.	3.142%(3 Mo. LIBOR + 1.45%) #	8/15/2022	236	158,224
Occidental Petroleum Corp.	6.95%	7/1/2024	149	84,277
Parsley Energy LLC/Parsley Finance Corp.†	5.25%	8/15/2025	51	39,206
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	38	29,638
Petroleos Mexicanos (Mexico)(f)	4.25%	1/15/2025	76	56,920
Phillips 66	2.247%(3 Mo. LIBOR + .60%) #	2/26/2021	97	90,746
QEP Resources, Inc.	6.875%	3/1/2021	106	54,982
Range Resources Corp.	5.00%	8/15/2022	109	82,535
Range Resources Corp.	5.00%	3/15/2023	31	23,181
Range Resources Corp.	5.875%	7/1/2022	8	5,827
Seven Generations Energy Ltd. (Canada)†(f)	6.75%	5/1/2023	106	75,127
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	108	75,022
SM Energy Co.	6.125%	11/15/2022	60	25,894
Suncor Energy Ventures Corp. (Canada)†(f)	9.40%	9/1/2021	63	67,910
Transocean Sentry Ltd.†	5.375%	5/15/2023	28	23,729
Viper Energy Partners LP†	5.375%	11/1/2027	47	39,741
WPX Energy, Inc.	5.25%	9/15/2024	11	6,792
WPX Energy, Inc.	5.25%	10/15/2027	15	8,333
WPX Energy, Inc.	5.75%	6/1/2026	13	7,501
Total				3,143,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.91%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	$152	$138,706
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	325	286,003
Colonial Pipeline Co.†	3.50%	10/15/2020	40	39,850
Energy Transfer Operating LP	4.25%	3/15/2023	99	88,845
Energy Transfer Operating LP	5.875%	1/15/2024	424	401,416
Energy Transfer Partners LP / Regency Energy Finance Corp.	4.50%	11/1/2023	14	12,704
Kinder Morgan Inc/DE	3.111%(3 Mo. LIBOR + 1.28%) #	1/15/2023	110	91,599
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	53	50,953
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	92	86,052
Mplx LP	2.099%(3 Mo. LIBOR + 1.10%) #	9/9/2022	320	297,853
Mplx LP†	5.25%	1/15/2025	171	150,792
Mplx LP†	6.25%	10/15/2022	28	25,231
Mplx LP†	6.375%	5/1/2024	149	141,881
NGPL PipeCo LLC†	4.375%	8/15/2022	156	149,025
ONEOK, Inc.	7.50%	9/1/2023	62	61,815
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	500	465,784
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	250	235,056
Spectra Energy Partners LP	4.60%	6/15/2021	5	4,937
Sunoco Logistics Partners Operations LP	4.25%	4/1/2024	14	12,374
Texas Eastern Transmission LP†	2.80%	10/15/2022	14	13,768
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,004
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	24,344
Western Midstream Operating LP	2.698%(3 Mo. LIBOR + .85%) #	1/13/2023	51	26,913
Williams Cos, Inc. (The)	4.50%	11/15/2023	19	17,847
Williams Cos, Inc. (The)	7.875%	9/1/2021	9	8,503
Total				2,837,255

Oil: Integrated Domestic 0.31%

Halliburton Co.	3.80%	11/15/2025	14	12,450
National Oilwell Varco, Inc.	2.60%	12/1/2022	71	64,158
Oceaneering International, Inc.	4.65%	11/15/2024	38	15,485
Schlumberger Holdings Corp.†	3.75%	5/1/2024	193	182,997
TechnipFMC plc (United Kingdom)(f)	3.45%	10/1/2022	26	25,043
Total				300,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 2.09%
AvalonBay Communities, Inc.	2.261%(3 Mo. LIBOR + .43%) #	1/15/2021	$400	$393,714
Brandywine Operating Partnership LP	4.10%	10/1/2024	6	5,981
Brixmor Operating Partnership LP	3.25%	9/15/2023	49	46,714
Brixmor Operating Partnership LP	3.65%	6/15/2024	113	105,303
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	202,678
Corporate Office Properties LP	3.70%	6/15/2021	84	85,167
EPR Properties	5.25%	7/15/2023	9	8,398
Equinix, Inc.	5.375%	5/15/2027	280	280,933
Equinix, Inc.	5.875%	1/15/2026	148	151,836
Highwoods Realty LP	3.20%	6/15/2021	8	8,093
Highwoods Realty LP	3.625%	1/15/2023	91	90,731
Kennedy-Wilson, Inc.	5.875%	4/1/2024	8	7,217
SITE Centers Corp.	3.625%	2/1/2025	8	8,118
SL Green Operating Partnership LP	3.25%	10/15/2022	99	98,634
SL Green Realty Corp.	4.50%	12/1/2022	195	200,480
Vereit Operating Partnership LP	4.60%	2/6/2024	246	243,228
VEREIT Operating Partnership LP	4.625%	11/1/2025	100	98,041
Total				2,035,266

Retail 0.32%

Dollar Tree, Inc.	4.00%	5/15/2025	23	23,602
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.†	8.00%	6/1/2021	73	65,015
McDonald’s Corp.	3.30%	7/1/2025	8	8,291
Walgreen Co.	3.10%	9/15/2022	37	37,113
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	170	174,994
Total				309,015

Savings & Loan 0.11%

People’s United Financial, Inc.	3.65%	12/6/2022	102	104,819

Steel 0.27%

Steel Dynamics, Inc.	4.125%	9/15/2025	186	178,281
Steel Dynamics, Inc.	5.50%	10/1/2024	91	88,457
Total				266,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.61%

Baidu, Inc. (China)(f)	3.875%	9/29/2023	$200	$207,685
Baidu, Inc. (China)(f)	4.375%	5/14/2024	200	213,222
eBay, Inc.	1.90%	3/11/2025	92	86,982
Uber Technologies, Inc.†	7.50%	11/1/2023	79	77,324
VeriSign, Inc.	4.625%	5/1/2023	8	7,970
Total				593,183

Telecommunications 0.65%

AT&T, Inc.	1.964%(3 Mo. LIBOR + 1.18%) #	6/12/2024	653	606,836
CommScope, Inc.†	5.50%	3/1/2024	21	21,384
T-Mobile USA, Inc.	6.375%	3/1/2025	8	8,230
Total				636,450

Toys 0.06%

Hasbro, Inc.	3.00%	11/19/2024	56	57,432

Transportation: Miscellaneous 0.19%

Canadian Pacific Railway Co. (Canada)(f)	9.45%	8/1/2021	91	96,574
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	36	37,109
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	25	24,594
XPO Logistics, Inc.†	6.50%	6/15/2022	27	27,212
Total				185,489

Wholesale 0.09%

H&E Equipment Services, Inc.	5.625%	9/1/2025	95	88,707
Total Corporate Bonds (cost $48,570,410)				44,798,764

FLOATING RATE LOANS(i) 1.57%

Air Transportation 0.10%

American Airlines, Inc. 2017 Incremental Term Loan	2.705%(1 Mo. LIBOR + 2.00%)	12/14/2023	19	14,991
American Airlines, Inc. Repriced TL B due 2023	2.941%	4/28/2023	104	85,927
Total				100,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.04%

Refinitiv US Holdings Inc. 2018 USD Term Loan	4.239%(1 Mo. LIBOR + 3.25%)	10/1/2025	$37	$35,900

Electric: Power 0.14%

FirstEnergy Corp. Term Loan	1.944%(1 Wk. LIBOR + 1.15%)	9/11/2021	81	80,466	(j)
Pacific Gas & Electric Company DIP Term Loan	3.12%(1 Mo. LIBOR + 2.25%)	12/31/2020	59	57,722
Total				138,188

Electrical Equipment 0.06%

Marvell Technology Group Ltd 2018 Term Loan A	2.395%(1 Mo. LIBOR + 1.38%)	6/4/2021	58	56,804	(j)

Entertainment 0.33%

Caesars Entertainment Operating Company Exit Term Loan	2.989%(1 Mo. LIBOR + 2.00%)	10/7/2024	99	81,270
GLP Financing, LLC Incremental Term Loan A	3.015%(1 Mo. LIBOR + 1.50%)	4/28/2021	21	20,078
Scientific Games International, Inc. 2018 Term Loan B5	4.369% (2 Mo. LIBOR + 2.75%)- 1.619%	8/14/2024	43	35,170
Seminole Tribe of Florida 2018 Term Loan B	2.739%(1 Mo. LIBOR + 1.75%)	7/8/2024	38	35,352
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(f)	4.95%(3 Mo. LIBOR + 3.50%)	7/10/2025	153	147,188
Total				319,058

Financial Services 0.02%

Delos Finance Sarl 2018 Term Loan B (Luxembourg)(f)	3.20%(3 Mo. LIBOR + 1.75%)	10/6/2023	26	23,392

Health Care 0.04%

MPH Acquisition Holdings LLC 2016 Term Loan B	4.20%(3 Mo. LIBOR + 2.75%)	6/7/2023	45	40,165

Media 0.33%

AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(f)	7.659%(3 Mo. LIBOR + 5.75%)	8/13/2021	99	97,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(f)	10.908%(3 Mo. LIBOR + 9.00%)		8/13/2022	$64	$61,961
Charter Communications Operating, LLC 2017 Term Loan A2	2.49%(1 Mo. LIBOR + 1.50%)		3/31/2023	142	133,884	(j)
Nielsen Finance LLC USD Term Loan B4	—	(k)	10/4/2023	26	24,725
Total					317,604

Metal Fabricating 0.00%

Doncasters Finance US LLC USD Holdco PIK Term Loan	13.50%		3/6/2025	2	682	(j)

Miscellaneous 0.01%

UTEX Industries Inc. 1st Lien Term loan 2014	5.00%(1 Mo. LIBOR + 4.00%)		5/22/2021	14	4,529
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.25%(1 Mo. LIBOR + 7.25%)		5/22/2022	6	1,313
Total					5,842

Oil: Crude Producers 0.09%

ONEOK Partners, L.P. Term Loan A	1.737%(1 Wk. LIBOR + 1.13%)		11/19/2021	95	92,031	(j)

Real Estate Investment Trusts 0.09%

Invitation Homes Operating Partnership LP Term Loan A	2.659%(1 Mo. LIBOR + 1.70%)		2/6/2022	106	92,750	(j)

Retail 0.12%

Panera Bread Company Term Loan A	2.75%(1 Mo. LIBOR + 1.75%)		7/18/2022	134	118,514

Telecommunications 0.16%

CenturyLink, Inc. 2020 Term Loan A	2.989%(1 Mo. LIBOR + 2.00%)		1/31/2025	155	145,294
Sprint Communications, Inc. 1st Lien Term Loan B	3.50%(1 Mo. LIBOR + 2.50%)		2/2/2024	7	7,409	(j)
Total					152,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Wholesale 0.04%

Core & Main LP 2017 Term Loan B	4.33%(3 Mo. LIBOR + 2.75%)		8/1/2024	$40		$35,545
Total Floating Rate Loans (cost $1,664,366)						1,530,096

FOREIGN GOVERNMENT OBLIGATIONS 0.46%

Bahamas 0.19%

Commonwealth of Bahamas†(f)	5.75%		1/16/2024	200		186,002

Bermuda 0.21%

Government of Bermuda†	4.854%		2/6/2024	200		204,249

Romania 0.06%

Republic of Romania†(f)	4.875%		1/22/2024	52		54,731
Total Foreign Government Obligations (cost $481,323)						444,982

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.24%

Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	9		9,009
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048	5		5,252
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	10		9,706
Government National Mortgage Assoc. 2014-64 IO	1.038%	#(l)	12/16/2054	167		7,277
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	—	(m)	47
Government National Mortgage Assoc. 2014-78 IO	0.248%	#(l)	3/16/2056	35		627
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(l)	2/16/2049	23		23,840
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(l)	2/16/2053	29		29,932
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	53		53,859
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33		33,803
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	46		47,168
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	165		170,031
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(l)	8/16/2051	23		23,865
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	60		61,292
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	56		57,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	$82		$84,319
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	84		86,892
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	76		78,590
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	57		58,699
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	67		69,368
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	46		47,622
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	25		25,824
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	58		59,683
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	46		47,069
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	59		61,176
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	52		53,583
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,174,431)						1,205,919

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.14%

Federal Home Loan Mortgage Corp.	3.956%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	9		9,073
Federal Home Loan Mortgage Corp.	4.17%(12 Mo. LIBOR + 1.80%)	#	6/1/2041	7		7,079
Federal Home Loan Mortgage Corp.	4.38%(12 Mo. LIBOR + 1.84%)	#	6/1/2042	4		4,065
Federal National Mortgage Assoc.	2.657%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	6		6,036
Federal National Mortgage Assoc.	2.702%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	21		21,573
Federal National Mortgage Assoc.	2.82%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	7		6,896
Federal National Mortgage Assoc.	2.917%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	13		13,382
Federal National Mortgage Assoc.	3.681%(12 Mo. LIBOR + 1.82%)	#	1/1/2042	21		21,312
Federal National Mortgage Assoc.	3.926%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	14		14,489
Federal National Mortgage Assoc.	3.952%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	2		1,601
Federal National Mortgage Assoc.	3.989%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	1		861
Federal National Mortgage Assoc.	4.065%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	—	(m)	374
Federal National Mortgage Assoc.	4.182%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	7		6,708
Federal National Mortgage Assoc.	4.226%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	20		20,823
Total Government Sponsored Enterprises Pass-Throughs (cost $137,426)						134,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.14%

Miscellaneous

State of Illinois	4.95%		6/1/2023	$72	$72,216
State of Illinois	6.125%		7/1/2021	65	65,803
Total Municipal Bonds (cost $140,536)					138,019

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.36%

Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	10	10,295
Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(l)	12/25/2059	56	55,247
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,088
AREIT Trust 2018-CRE2 A†	1.685%(1 Mo. LIBOR + .98%)	#	11/14/2035	97	96,299	(a)
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.635%(1 Mo. LIBOR + .93%)	#	12/15/2036	100	94,749
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.655%(1 Mo. LIBOR + .95%)	#	6/15/2035	100	83,147
Atrium Hotel Portfolio Trust 2018-ATRM B†	2.135%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	100	81,190
Atrium Hotel Portfolio Trust 2018-ATRM C†	2.355%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	100	73,009
Aventura Mall Trust 2013-AVM C†	3.743	%#(l)	12/5/2032	100	99,031
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	98,957
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.555%(1 Mo. LIBOR + .85%)	#	1/15/2033	22	20,656
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.705%(1 Mo. LIBOR + 1.00%)	#	3/15/2036	81	81,734
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	199,733
BB-UBS Trust 2012-TFT B†	3.468	%#(l)	6/5/2030	100	99,539
BB-UBS Trust 2012-TFT C†	3.468	%#(l)	6/5/2030	100	98,990
BBCMS Mortgage Trust 2018-TALL A†	1.427%(1 Mo. LIBOR + .72%)	#	3/15/2037	200	189,048
BBCMS Mortgage Trust 2018-TALL E†	3.142%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	132	108,938
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	55	54,758
BBCMS Trust 2018-BXH A†	1.705%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	68	54,615
BDS 2018-FL1 A†	1.65%(1 Mo. LIBOR + .85%)	#	1/15/2035	2	1,848	(a)
BDS 2018-FL2 A†	1.75%(1 Mo. LIBOR + .95%)	#	8/15/2035	63	60,076
Benchmark Mortgage Trust 2019-B12 TCA†	3.44	%#(l)	8/15/2052	203	188,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Benchmark Mortgage Trust 2019-B12 TCB†	3.44	%#(l)	8/15/2052	$225	$193,446
BX Commercial Mortgage Trust 2018-BIOA A†	1.376%(1 Mo. LIBOR + .67%)	#	3/15/2037	209	197,072
BX Commercial Mortgage Trust 2019-XL A†	1.625%(1 Mo. LIBOR + .92%)	#	10/15/2036	478	461,258
BX Commercial Mortgage Trust 2019-XL B†	1.785%(1 Mo. LIBOR + 1.08%)	#	10/15/2036	96	91,256
BX Commercial Mortgage Trust 2019-XL C†	1.955%(1 Mo. LIBOR + 1.25%)	#	10/15/2036	96	88,945
BX Commercial Mortgage Trust 2019-XL D†	2.155%(1 Mo. LIBOR + 1.45%)	#	10/15/2036	96	87,884
BX Commercial Mortgage Trust 2019-XL E†	2.505%(1 Mo. LIBOR + 1.80%)	#	10/15/2036	96	85,971
BX Commercial Mortgage Trust 2019-XL F†	2.705%(1 Mo. LIBOR + 2.00%)	#	10/15/2036	96	84,536
BX Trust 2017-SLCT D†	2.755%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	62	48,708
BX Trust 2017-SLCT E†	3.855%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	51	40,121
BX Trust 2018-BILT A†	1.505%(1 Mo. LIBOR + .80%)	#	5/15/2030	46	42,862
BX Trust 2018-BILT D†	2.475%(1 Mo. LIBOR + 1.77%)	#	5/15/2030	19	16,635
BX Trust 2018-GW A†	1.505%(1 Mo. LIBOR + .80%)	#	5/15/2035	29	26,306
BX Trust 2018-GW D†	2.475%(1 Mo. LIBOR + 1.77%)	#	5/15/2035	15	12,679
BXP Trust 2017-CQHP A†	1.555%(1 Mo. LIBOR + .85%)	#	11/15/2034	43	37,506
Cantor Commercial Real Estate Lending 2019 CF1 65B†	4.14	%#(l)	5/15/2052	102	85,054	(a)
Cantor Commercial Real Estate Lending 2019-CF1 65C†	4.123	%#(l)	5/15/2052	176	141,907
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	28,366
CCRESG Commercial Mortgage Trust 2016-HEAT B IO	0.731	%#(l)	12/10/2054	186	7,486
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	28,429
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.142	%#(l)	11/10/2049	188	11,019
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	129,831
CHT Mortgage Trust 2017-CSMO A†	1.635%(1 Mo. LIBOR + .93%)	#	11/15/2036	789	681,453
CHT Mortgage Trust 2017-CSMO B†	2.105%(1 Mo. LIBOR + 1.40%)	#	11/15/2036	100	88,237
CHT Mortgage Trust 2017-CSMO D†	2.955%(1 Mo. LIBOR + 2.25%)	#	11/15/2036	100	91,935
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	220	224,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	$100	$100,356
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.371	%#(l)	6/10/2048	945	15,858
Citigroup Commercial Mortgage Trust 2013-375P B†	3.518	%#(l)	5/10/2035	110	110,319
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,884
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	198,992
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	99,458
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	45	47,272
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,289
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	61	63,119
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(l)	6/10/2046	28	29,328
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	68	67,369
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170	182,050
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	30	31,969
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4 IO†	0.098	%#(l)	9/10/2047	2,000	12,810
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	105,804
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.66	%#(l)	7/10/2050	90	2,130
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13	13,711
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.461	%#(l)	8/10/2029	319	311,763
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.404	%#(l)	8/10/2049	55	3,592
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461	%#(l)	8/10/2029	100	96,518
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	30,620
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.955%(1 Mo. LIBOR + 1.25%)	#	1/15/2034	50	46,945
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.552	%#(l)	9/15/2037	1,000	24,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-HD A†	1.655%(1 Mo. LIBOR + .95%)	#	2/15/2031	$50	$48,497
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.205%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	50	48,283
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	364	360,140
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	48,719
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	48,748
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331	%#(l)	4/5/2033	50	48,820
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	60,166
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.196	%#(l)	7/10/2034	50	49,081
Credit Suisse Mortgage Capital Certificates 2017-MOON B IO†	Zero Coupon	#(l)	7/10/2034	28,675	20,870
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.196	%#(l)	7/10/2034	109	105,198
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.196	%#(l)	7/10/2034	50	47,946
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.685%(1 Mo. LIBOR + .98%)	#	5/15/2036	434	414,858
Credit Suisse Mortgage Capital Certificates 2019-ICE4 B†	1.935%(1 Mo. LIBOR + 1.23%)	#	5/15/2036	178	168,180
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	2.135%(1 Mo. LIBOR + 1.43%)	#	5/15/2036	190	177,338
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	1.897	%#(l)	1/15/2049	755	59,941
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.655%(1 Mo. LIBOR + .95%)	#	12/15/2030	50	43,526
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	9,879
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.482	%#(l)	8/10/2049	194	14,352
CSMC Trust 2020-AFC1 A1†	2.24	%#(l)	2/25/2050	130	116,032
DBGS Mortgage Trust 2018-BIOD A†	1.508%(1 Mo. LIBOR + .80%)	#	5/15/2035	93	85,881
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	100	101,696
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	15	15,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBWF Mortgage Trust 2016-85T XA IO†	0.014	%#(l)	12/10/2036	$3,140	$10,048
DBWF Mortgage Trust 2018-AMXP A†	3.747	%#(l)	5/5/2035	325	326,063
DBWF Mortgage Trust 2018-AMXP B†	3.996	%#(l)	5/5/2035	100	100,434
DBWF Mortgage Trust 2018-AMXP C†	3.83	%#(l)	5/5/2035	100	96,544
DBWF Mortgage Trust 2018-GLKS A†	1.78%(1 Mo. LIBOR + 1.03%)	#	12/19/2030	134	112,934
DBWF Mortgage Trust 2018-GLKS B†	2.10%(1 Mo. LIBOR + 1.35%)	#	12/19/2030	100	78,743
DBWF Mortgage Trust 2018-GLKS C†	2.50%(1 Mo. LIBOR + 1.75%)	#	12/19/2030	100	77,990
DBWF Mortgage Trust 2018-GLKS D†	3.15%(1 Mo. LIBOR + 2.40%)	#	12/19/2030	100	77,629
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(l)	1/25/2060	99	96,238
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100	95,439
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	88,110
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	96	92,665
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	100,748
Great Wolf Trust 2019-WOLF A†	1.739%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	245	226,311
Great Wolf Trust 2019-WOLF B†	2.039%(1 Mo. LIBOR + 1.33%)	#	12/15/2036	88	78,305
Great Wolf Trust 2019-WOLF C†	2.338%(1 Mo. LIBOR + 1.63%)	#	12/15/2036	124	111,009
Great Wolf Trust 2019-WOLF D†	2.638%(1 Mo. LIBOR + 1.93%)	#	12/15/2036	124	105,995
Great Wolf Trust 2019-WOLF E†	3.437%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	95	78,354
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	212,823
GS Mortgage Securities Corp. II 2012-BWTR A IO†	0.111	%#(l)	2/10/2037	1,590	15,391
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	101,348
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067	%#(l)	2/10/2029	100	98,919
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	98,392
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.555%(1 Mo. LIBOR + .85%)	#	7/15/2032	100	91,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.655%(1 Mo. LIBOR + .95%)	#	7/15/2035	$100	$95,860
GS Mortgage Securities Corp. Trust 2019-70P A†	1.705%(1 Mo. LIBOR + 1.00%)	#	10/15/2036	253	240,970
GS Mortgage Securities Corp. Trust 2019-70P B†	2.025%(1 Mo. LIBOR + 1.32%)	#	10/15/2036	56	51,213
GS Mortgage Securities Corp. Trust 2019-BOCA A†	1.905%(1 Mo. LIBOR + 1.20%)	#	6/15/2038	174	144,782
GS Mortgage Securities Corp. Trust 2019-BOCA A IO†	1.931	%#(l)	1/10/2045	283	6,535
GS Mortgage Securities Corp. Trust 2019-BOCA B†	2.205%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	100	77,456
GS Mortgage Securities Corp. Trust 2019-SMP B†	2.205%(1 Mo. LIBOR + 1.50%)	#	8/15/2032	500	428,064
GS Mortgage Securities Trust 2011-GC5 B†	5.389	%#(l)	8/10/2044	107	108,902
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,221
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(l)	4/10/2031	100	102,833
GS Mortgage Securities Trust 2013-G1 A2 IO	0.182	%#(l)	11/10/2048	1,082	12,692
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	106,046
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151	161,191
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	14,982	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	26,140	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	35,591	(a)
Hawaii Hotel Trust 2019-MAUI A†	1.855%(1 Mo. LIBOR + 1.15%)	#	5/15/2038	190	160,262
Hawaii Hotel Trust 2019-MAUI B†	2.155%(1 Mo. LIBOR + 1.45%)	#	5/15/2038	100	82,690
Hilton Orlando Trust 2018-ORL A†	1.475%(1 Mo. LIBOR + .77%)	#	12/15/2034	41	36,177
Hilton Orlando Trust 2018-ORL D†	2.405%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	34	27,132
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	95,583
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	96,594	(a)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	95,728	(a)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	95,512	(a)
HMH Trust 2017-NSS D IO†	1.245	%#(l)	8/5/2034	1,000	27,230
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	100,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	$179		$180,396
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	17		16,973
Irvine Core Office Trust 2013-IRV A2†	3.173	%#(l)	5/15/2048	27		27,402
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240		210,941
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50		44,223
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE XA IO†	0.344	%#(l)	1/10/2037	9,369		158,937
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(l)	5/15/2045	11		11,211
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	180		180,975
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(l)	8/15/2046	32		34,089
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	0.969	%#(l)	1/15/2048	735		26,927
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	—	(m)	228
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76		81,527
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200		192,580
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	18		17,860
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.729	%#(l)	12/15/2049	952		27,587
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.515	%#(l)	7/15/2048	849		19,383
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	33		34,164
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225		198,336
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25		21,745
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20		17,193
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657	%#(l)	10/5/2031	1,000		7,090
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(l)	10/5/2031	35		29,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.068	%#(l)	9/15/2050	$984	$54,569
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#(l)	10/5/2031	12	10,017
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	68,176
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	26,777
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036	%#(l)	6/5/2032	20	19,474
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	247,426
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.705%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	14	13,836
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.005%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	58	52,573
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B IO†	Zero Coupon	#(l)	6/15/2032	20,156	202
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	2.305%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	44	37,993
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.705%(1 Mo. LIBOR + 3.00%)	#	6/15/2035	9	6,672
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.905%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	90	87,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.605%(1 Mo. LIBOR + 1.90%)	#	4/15/2031	24	23,347
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	3.005%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	18	17,527
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	3.825%(1 Mo. LIBOR + 3.12%)	#	4/15/2031	10	9,705
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.327%(1 Mo. LIBOR + .95%)	#	7/5/2033	45	42,537
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	138	142,854
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	41	41,608
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.027%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	16	14,504
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	54	53,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	3.627%(1 Mo. LIBOR + 2.25%)	#	7/5/2033	$16	$14,356
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	62	56,725
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	84	87,479
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	24	24,615
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	22	21,608
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C IO†	1.336	%#(l)	1/5/2034	3,332	147,422
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON D†	5.038%		1/5/2034	23	21,484
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON UES B†	4.142%		5/5/2032	105	105,411
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA IO†	1.841	%#(l)	3/10/2049	862	46,933
LoanCore Issuer Ltd. 2019-CRE3 A†	1.755%(1 Mo. LIBOR + 1.05%)	#	4/15/2034	210	200,383
LoanCore Issuer Ltd. 2019-CRE3 AS†	2.075%(1 Mo. LIBOR + 1.37%)	#	4/15/2034	44	41,730
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	98	99,343
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	105,738
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	29	28,694
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	101,798
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.597	%#(l)	7/15/2050	400	9,611
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.153	%#(l)	8/15/2046	139	146,774
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,128
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.404	%#(l)	11/15/2049	956	61,231
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	21,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	$50	$46,993
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	93,916
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(l)	9/13/2031	9,863	99
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	140	138,857
Morgan Stanley Capital I Trust 2014-CPT A IO	0.992	%#(l)	8/15/2049	1,000	54,101
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	100,798
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,598
Motel 6 Trust 2017-MTL6 E†	3.955%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	173	140,459
Motel 6 Trust 2017-MTL6 F†	4.955%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	53	28,184
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	14	13,915
MSCG Trust 2016-SNR A†	3.348	%#(l)	11/15/2034	6	5,830
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	28	27,349
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	21	20,914
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(l)	11/15/2032	98	98,637
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79	%#(l)	11/15/2032	24	23,927
New Orleans Hotel Trust 2019-HNLA A†	1.693%(1 Mo. LIBOR + .99%)	#	4/15/2032	150	133,809
New Orleans Hotel Trust 2019-HNLA D†	2.743%(1 Mo. LIBOR + 2.04%)	#	4/15/2032	100	84,459
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(l)	1/26/2060	99	98,034
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,718
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	73,153
PFP Ltd. 2019-6 A†	1.755%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	114	104,991	(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	$100	$99,894
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.947%(1 Mo. LIBOR + 1.00%)	#	3/25/2034	124	118,603
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	6	6,373
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	70	71,162
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	88	90,957
ReadyCap Mortgage Trust 2016-3 A IO†	0.305	%#(l)	2/15/2041	4,149	117,313
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(l)	2/25/2024	99	95,564
RETL 2019-RVP A†	1.855%(1 Mo. LIBOR + 1.15%)	#	3/15/2036	20	18,251
RETL 2019-RVP C†	2.805%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	50	44,293
Shelter Growth CRE Issuer Ltd. 2018-FL1 A IO†	0.203	%#(l)	7/5/2036	1,000	13,280
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.805%(1 Mo. LIBOR + 1.10%)	#	5/15/2036	131	126,206
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	2.155%(1 Mo. LIBOR + 1.45%)	#	5/15/2036	41	38,741
SLIDE 2018-FUN A†	1.605%(1 Mo. LIBOR + .90%)	#	6/15/2031	67	63,549
SLIDE 2018-FUN B†	1.955%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	14	13,399
SLIDE 2018-FUN C†	2.255%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	12	11,580
SLIDE 2018-FUN D†	2.555%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	19	17,366
SLIDE 2018-FUN XCP IO†	0.976	%#(l)	12/15/2020	1,592	10,901	(a)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(l)	2/25/2050	96	91,907
UBS-BAMLL Trust 2012-WRM D†	4.238	%#(l)	6/10/2030	100	88,853
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	34,601
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	30	30,164
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.953	%#(l)	3/10/2046	755	16,232
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	200	201,368
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	77	78,853
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	82,848
Verus Securitization Trust 2020-1 A1†	2.417	%#(l)	1/25/2060	98	94,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	$300	$301,915
Waikiki Beach Hotel Trust 2019-WBM A†	1.755%(1 Mo. LIBOR + 1.05%)	#	12/15/2033	48	42,551
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.569	%#(l)	11/15/2043	100	99,071
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.015	%#(l)	6/15/2048	2,000	4,551
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21	21,122
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10	10,341
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.758	%#(l)	8/15/2049	960	82,248
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.67	%#(l)	12/15/2048	36	36,076
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.686	%#(l)	9/15/2048	913	27,137
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	37,283
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	74	74,360
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,059
West Town Mall Trust 2017-KNOX B IO†	0.376	%#(l)	7/5/2030	1,599	11,686
West Town Mall Trust 2017-KNOX C†	4.346	%#(l)	7/5/2030	25	24,473
West Town Mall Trust 2017-KNOX D†	4.346	%#(l)	7/5/2030	25	24,147
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(l)	2/15/2044	21	21,657
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.336	%#(l)	6/15/2045	71	1,488
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	51,396
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.807	%#(l)	8/15/2045	323	10,173
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.748	%#(l)	6/15/2045	25	25,278
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	273	276,588
Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,090,084)					21,782,321

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $11,819)	Zero Coupon			1	—	(e)

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATION 0.16%

U.S. Treasury Notes (cost $159,795)	0.50%		3/31/2025	$159	160,022
Total Long- Term Investments (cost $97,169,444)					91,323,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.90%

COMMERCIAL PAPER 3.39%

Aerospace/Defense 0.93%

Boeing Co.	2.333%	10/29/2020	$250	$241,410
Harris Corp.	3.554%	4/3/2020	307	306,940
Northrop Gruman Corp.	3.051%	4/24/2020	359	358,027
Total				906,377

Beverages 0.81%

Diageo Capital plc	4.032%	5/18/2020	544	541,195
Keurig Dr Pepper, Inc.	6.105%	4/13/2020	250	249,500
Total				790,695

Electric: Power 0.38%

Consolidated Edison, Inc.	4.529%	4/17/2020	368	367,272

Food 0.76%

Smithfield Foods, Inc.	1.953%	4/22/2020	250	249,720
Mccormick & Co.	6.415%	5/29/2020	500	494,965
Total				744,685

Leisure 0.25%

Carnival Corp.	2.152%	9/4/2020	250	242,919

Manufacturing 0.26%

Parker-Hannifin Corp.	4.332%	5/1/2020	250	249,115
Total Commercial Paper (cost $3,311,163)				3,301,063

CONVERTIBLE BOND 0.01%

Technology

Trip.com Group Ltd. (China)(f) (cost $8,896)	1.00%	7/1/2020	9	8,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 1.78%

Air Transportation 0.14%

Delta Air Lines, Inc.	2.60%	12/4/2020	$60	$57,291
United Airlines Holdings, Inc.	6.00%	12/1/2020	82	79,434
Total				136,725

Auto Parts: Original Equipment 0.15%

ZF North America Capital, Inc.†	4.00%	4/29/2020	150	149,253

Electronics 0.22%

Tyco Electronics Group SA (Luxembourg)(f)	1.764%(3 Mo. LIBOR + .45%) #	6/5/2020	217	215,831

Insurance 0.25%

Jackson National Life Global Funding†	1.051%(3 Mo. LIBOR + .31%) #	3/16/2021	247	241,708

Leisure 0.10%

Carnival Corp.	3.95%	10/15/2020	104	100,369

Media 0.13%

Charter Communications Operating LLC/Charter Communications Operating Capital	3.579%	7/23/2020	63	62,808
DISH DBS Corp.	5.125%	5/1/2020	60	59,748
Total				122,556

Metals & Minerals: Miscellaneous 0.20%

Gold Fields Orogen Holding BVI Ltd. (Isle of Man)†(f)	4.875%	10/7/2020	200	193,480

Oil 0.04%

Petroleos Mexicanos (Mexico)(f)	5.50%	1/21/2021	39	37,762

Retail 0.48%

Dollar Tree, Inc.	2.536%(3 Mo. LIBOR + .70% )#	4/17/2020	473	472,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.07%

Sprint Communications, Inc.	7.00%	8/15/2020	$64	$64,624
Total Corporate Bonds (cost $1,749,458)				1,735,209

REPURCHASE AGREEMENT 0.72%

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $685,000 of U.S. Treasury Note at 2.125% due 5/15/2022; value: $717,907; proceeds: $700,542 (cost $700,542)			701	700,542
Total Short-Term Investments (cost $5,770,059)				5,745,611
Total Investments in Securities 99.66% (cost $102,939,503)				97,069,434
Cash, Foreign Cash and Other Assets in Excess Liabilities(n) 0.34%				327,440
Net Assets 100.00%				$97,396,874

CAD	Canadian dollar.
GBP	British pound.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $50,424,641, which represents 51.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount represents less than 1,000 shares.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	Securities purchased on a when-issued basis.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Amount is less than $1,000.
(n)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street Bank and Trust	6/9/2020	25,000	$29,508	$31,091	$1,583
British pound	Sell	Toronto Dominion Bank	6/9/2020	98,000	127,185	121,876	5,309
Canadian dollar	Sell	Bank of America	6/15/2020	155,000	111,889	110,218	1,671
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,563

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2020	133	Long	$29,044,260	$29,310,914	$266,654

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2020	24	Short	$(2,917,270)	$(3,008,625)	$(91,355)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$20,479,184	$583,937	$21,063,121
Common Stock	—	—	6	6
Convertible Bond	—	66,301	—	66,301
Corporate Bonds	—	44,798,764	—	44,798,764
Floating Rate Loans
Electric: Power	—	57,722	80,466	138,188
Electrical Equipment	—	—	56,804	56,804
Media	—	183,720	133,884	317,604
Metal Fabricating	—	—	682	682
Oil: Crude Producers	—	—	92,031	92,031
Real Estate Investment Trusts	—	—	92,750	92,750
Telecommunications	—	145,294	7,409	152,703
Remaining Industries	—	679,334	—	679,334
Foreign Government Obligations	—	444,982	—	444,982
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,205,919	—	1,205,919
Government Sponsored Enterprises Pass-Throughs	—	134,272	—	134,272
Municipal Bonds	—	138,019	—	138,019
Non-Agency Commercial Mortgage-Backed Securities	—	21,118,681	663,640	21,782,321
Preferred Stock	—	—	—	—
U.S. Treasury Obligation	—	160,022	—	160,022
Short-Term Investments
Commercial Paper	—	3,301,063	—	3,301,063
Convertible Bond	—	8,797	—	8,797
Corporate Bonds	—	1,735,209	—	1,735,209
Repurchase Agreement	—	700,542	—	700,542
Total	$—	$95,357,825	$1,711,609	$97,069,434
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$8,563	$—	$8,563
Liabilities	—	—	—	—
Futures Contracts
Assets	266,654	—	—	266,654
Liabilities	(91,355)	—	—	(91,355)
Total	$175,299	$8,563	$—	$183,862

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) there were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of January 1, 2020	$297,452	$6	$332,623	$525,008	$—
Accrued Discounts (Premiums)	—	—	220	(3,742)	—
Realized Gain (Loss)	(33)	—	37	196	—
Change in Unrealized Appreciation (Depreciation)	(59,050)	—	(25,316)	(47,471)	—
Purchases	—	—	8,391	—	—
Sales	(29,506)	—	(37,377)	(68,265)	—
Transfers into Level 3	504,223	—	250,971	689,825	—
Transfers out of Level 3	(129,149)	—	(65,523)	(431,911)	—
Balance as of March 31, 2020	$583,937	$6	$464,026	$663,640	$—
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(59,050)	$—	$(25,316)	$(47,471)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 110.55%

ASSET-BACKED SECURITIES 17.22%

Automobiles 5.07%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$199	$199,586
ACC Trust 2019-1 B†	4.47%	10/20/2022	469	470,914
ACC Trust 2019-1 C†	6.41%	2/20/2024	500	504,421
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	1,613	1,614,806
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	1,089	1,063,715
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,020	1,019,097
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	215	214,647
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	156	156,022
AmeriCredit Automobile Receivables Trust 2018-3 A2B	0.862%(1 Mo. LIBOR + .25%) #	1/18/2022	156	155,725
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	423	422,768
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.872%(1 Mo. LIBOR + .26%) #	6/20/2022	467	465,820
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	791	773,551
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	485,719
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	481,192
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	526	526,707
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	1,948	1,955,117
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	841	840,755
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	138	138,393
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	570	572,573
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	209	207,650
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	502	499,345
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	109	108,951
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	260	256,138
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	420,891
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	575	558,292
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	306	305,330
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	553	554,666
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	202	199,821
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	400	399,524
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	2,100	2,116,553
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	3	3,005
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	439	436,662
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	8	8,048
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	224	222,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	$304	$302,963
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	220	218,705
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	247	245,583
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	57	57,195
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	146	145,968
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	866	862,313
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	725	723,123
Ford Credit Auto Owner Trust 2017-B A3	1.69%	11/15/2021	785	781,545
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	2,796	2,787,426
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1	817
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	487	485,530
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	409,884
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	192,769
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	1,371	1,368,483
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	538	537,354
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	104	104,146
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	216	217,067
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	463	465,753
Nissan Auto Receivables Owner Trust 2016-A A4	1.59%	7/15/2022	712	712,110
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	146	144,113
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	598	594,269
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	1,394	1,261,897
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	244	243,790
World Omni Auto Receivables Trust 2018-D A2A	3.01%	4/15/2022	600	601,583
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	143	143,123
Total				31,966,582

Credit Cards 4.50%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	4,167	4,165,600
American Express Credit Account Master Trust 2018-6 A	3.06%	2/15/2024	5,294	5,405,845
American Express Credit Account Master Trust 2019-3 B	2.20%	4/15/2025	3,068	3,096,279
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	5,304	5,303,042
Discover Card Execution Note Trust 2019-A2 A	0.975%(1 Mo. LIBOR + .27%) #	12/15/2023	2,459	2,425,674
Trillium Credit Card Trust II 2018-2A A†	1.275%(1 Mo. LIBOR + .35%) #	9/26/2023	591	586,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	$946	$942,325
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	3,261	3,277,928
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	3,261	3,147,996
Total					28,350,954

Home Equity 0.00%

Meritage Mortgage Loan Trust 2004-2 M3	1.922%(1 Mo. LIBOR + .98%)	#	1/25/2035	2	1,584
New Century Home Equity Loan Trust 2005-A A6	4.673%		8/25/2035	12	12,001
Total					13,585

Other 7.65%

Ally Master Owner Trust 2018-3 A	1.025%(1 Mo. LIBOR + .32%)	#	7/15/2022	417	409,086
ALM VII Ltd. 2012-7A A2R2†	3.681%(3 Mo. LIBOR +1.85%)	#	7/15/2029	1,468	1,325,599
ALM VII Ltd. 2012-7A CR2†	5.381%(3 Mo. LIBOR+ 3.55%)	#	7/15/2029	373	303,981
Ares XLI Clo Ltd. 2016-41A AR†	3.031%(3 Mo. LIBOR + 1.20%)	#	1/15/2029	2,400	2,308,604
Ares XLI CLO Ltd. 2016-41A B†	3.631%(3 Mo. LIBOR + 1.80%)	#	1/15/2029	600	537,604
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	57	57,207
Avery Point IV CLO Ltd. 2014-1A BR†	3.394%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	322	314,904	(a)
Avery Point VII CLO Ltd. 2015-7A CR†	4.281%(3 Mo. LIBOR + 2.45%)	#	1/15/2028	400	342,902
BSPRT Issuer Ltd. 2018-FL4 A†	1.755%(1 Mo. LIBOR + 1.05%)	#	9/15/2035	930	870,316
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	650	594,065
Cent CLO Ltd. 2013-19A A1A†	3.105%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	328	318,705
CIFC Funding Ltd. 2019-6A D†	5.857%(3 Mo. LIBOR + 3.95%)	#	1/16/2033	250	196,711
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	589	582,845	(a)
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	36	36,148
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	255	254,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		$457	$464,844
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	500	356,647	(a)
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022		$1,261	1,254,103
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.944%(3 Mo. LIBOR + 2.15%)	#	7/25/2027		250	222,325
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		875	777,749
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		1,152	1,027,075
Jamestown CLO IX Ltd. 2016-9A BR†	4.469%(3 Mo. LIBOR + 2.65%)	#	10/20/2028		750	651,109
Jamestown CLO VII Ltd. 2015-7A CR†	4.394%(3 Mo. LIBOR + 2.60%)	#	7/25/2027		611	497,965	(a)
Kayne CLO 7 Ltd. 2020-7A A1†(c)	Zero Coupon	#(d)	4/17/2033		1,822	1,669,023
KKR CLO Ltd.18 B†	3.527%(3 Mo. LIBOR + 1.70%)	#	7/18/2030		920	824,187
KVK CLO Ltd. 2016-1A B†	4.081%(3 Mo. LIBOR + 2.25%)	#	1/15/2029		2,756	2,445,216
LCM XXIV Ltd. 24A A†	3.129%(3 Mo. LIBOR + 1.31%)	#	3/20/2030		679	651,720
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		738	689,174
Madison Park Funding XXXVI Ltd. 2019-36A C†	4.542%(3 Mo. LIBOR + 2.60%)	#	1/15/2033		504	432,821
Madison Park Funding XXXVI Ltd. 2019-36A D†	5.692%(3 Mo. LIBOR + 3.75%)	#	1/15/2033		849	662,395	(a)
Marble Point CLO XVII Ltd. 2020-1A A†	2.196%(3 Mo. LIBOR + 1.30%)	#	4/20/2033		1,135	1,034,494
Massachusetts Educational Financing Authority 2008-1 A1	2.744%(3 Mo. LIBOR + .95%)	#	4/25/2038		445	441,715
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		2,002	1,827,752
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.019%(3 Mo. LIBOR + 1.20%)	#	4/18/2025		789	785,957
Mountain View CLO LLC 2017-1A AR†	1.795%(3 Mo. LIBOR + 1.09%)	#	10/16/2029		1,047	1,008,618
Mountain View CLO X Ltd. 2015-10A BR†	3.198%(3 Mo. LIBOR + 1.35%)	#	10/13/2027		623	567,370
Mountain View CLO XIV Ltd. 2019-1A A1†	3.271%(3 Mo. LIBOR + 1.44%)	#	4/15/2029		1,422	1,357,631
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059		570	599,190
Northwoods Capital 20 Ltd. 2019-20A C†	4.701%(3 Mo. LIBOR + 2.80%)	#	1/25/2030		603	512,608
Northwoods Capital 20 Ltd. 2019-20A D†	6.151%(3 Mo. LIBOR + 4.25%)	#	1/25/2030		698	564,406
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.981%(3 Mo. LIBOR + 1.18%)	#	1/24/2033		1,028	937,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OHA Loan Funding Ltd. 2015-1A CR2†	4.342%(3 Mo. LIBOR + 2.65%)	#	11/15/2032	$333	$280,088
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	3	3,364
Orec Ltd. 2018-CRE1 A†	1.885%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	1,030	917,805
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.431%(3 Mo. LIBOR + .60%)	#	4/15/2026	680	670,152
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.881%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	414	386,714
Palmer Square Loan Funding Ltd. 2018-1A B†	3.231%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	314	267,575
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.219%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	255	238,524
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.064%(3 Mo. LIBOR + .27%)	#	4/25/2038	241	218,981
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	462,804
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	614	487,697	(a)
Regatta VI Funding Ltd. 2016-1A CR†	3.869%(3 Mo. LIBOR + 2.05%)	#	7/20/2028	485	420,543
Regatta XVI Funding Ltd. 2019-2A C†	4.603%(3 Mo. LIBOR + 2.70%)	#	1/15/2033	290	245,422
Regatta XVI Funding Ltd. 2019-2A D†	5.803%(3 Mo. LIBOR+ 3.90%)	#	1/15/2033	316	244,895	(a)
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	181	179,819
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	541	531,845
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	2,132	2,095,129	(a)
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442	1,404,676
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	1,046	1,019,729	(a)
Shackleton CLO Ltd. 2016-9A B†	3.719%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	499	436,611	(a)
Shackleton CLO Ltd. 2019-14A A2†	3.719%(3 Mo. LIBOR + 1.90%)	#	7/20/2030	1,687	1,485,227	(a)
SLC Student Loan Trust 2008-1 A4A	2.341%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	1,085	1,082,606
SLM Student Loan Trust 2011-1 A1	1.467%(1 Mo. LIBOR + .52%)	#	3/25/2026	1	1,387
Sound Point CLO XI Ltd. 2016-1A AR†	2.919%(3 Mo. LIBOR + 1.10%)	#	7/20/2028	591	571,930
Sound Point CLO XV Ltd. 2017-1A C†	4.306%(3 Mo. LIBOR + 2.50%)	#	1/23/2029	570	481,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%	4/20/2044	$605	$569,980
Towd Point Asset Trust 2018-SL1 A†	2.227%(1 Mo. LIBOR + .60%) #	1/25/2046	700	689,555
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.93%(1 Mo. LIBOR + 1.13%) #	11/15/2037	1,050	994,770
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	269	267,848
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	842	810,179
Total				48,184,216
Total Asset-Backed Securities (cost $112,919,250)				108,515,337

CORPORATE BONDS 33.55%

Aerospace/Defense 0.53%

Bombardier, Inc. (Canada)†(e)	7.875%	4/15/2027	648	452,029
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	456	470,051
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	156	144,104
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	963	874,741
Spirit AeroSystems, Inc.	4.60%	6/15/2028	115	99,115
TransDigm, Inc.	6.375%	6/15/2026	1,354	1,303,970
Total				3,344,010

Air Transportation 0.04%

Latam Finance Ltd.†	7.00%	3/1/2026	520	239,733

Apparel 0.09%

PVH Corp.	7.75%	11/15/2023	561	584,447

Auto Parts & Equipment 0.18%

Adient US LLC†	7.00%	5/15/2026	640	595,598
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027	618	542,573
Total				1,138,171

Auto Parts: Original Equipment 0.07%

ZF North America Capital, Inc.†	4.75%	4/29/2025	517	434,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automakers 0.14%

Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%	4/15/2022	$400	$278,709
Tesla, Inc.†	5.30%	8/15/2025	656	620,740
Total				899,449

Automotive 0.40%

Ford Motor Co.	7.45%	7/16/2031	1,597	1,157,825
General Motors Co.	6.60%	4/1/2036	1,574	1,374,306
Total				2,532,131

Banking 0.59%

Ally Financial, Inc.	8.00%	11/1/2031	467	539,408
Bank of America Corp.	4.45%	3/3/2026	315	341,375
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	553	584,388
Morgan Stanley	3.625%	1/20/2027	1,405	1,488,744
Popular, Inc.	6.125%	9/14/2023	107	99,911
Turkiye Garanti Bankasi AS (Turkey)†(e)	5.875%	3/16/2023	700	652,165
Total				3,705,991

Banks: Regional 6.12%

Akbank T.A.S. (Turkey)†(e)	5.00%	10/24/2022	385	348,924
Banco de Credito e Inversiones SA (Chile)†(e)	3.50%	10/12/2027	535	510,030
Banco do Brasil SA†	4.625%	1/15/2025	630	614,408
Bank of America Corp.	2.801%(3 Mo. LIBOR + 1.00%) #	4/24/2023	369	358,357
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	4,438	4,550,933
Bank of America Corp.	3.95%	4/21/2025	250	263,384
Bank of America Corp.	3.97%(3 Mo. LIBOR+ 1.07%) #	3/5/2029	864	934,420
Bank of America Corp.	4.00%	1/22/2025	728	770,109
Citigroup, Inc.	2.666%(SOFR + 1.15%) #	1/29/2031	1,492	1,453,268
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	959	989,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34%) #	3/20/2030	$1,294	$1,385,921
Citigroup, Inc.	4.45%	9/29/2027	552	580,094
Goldman Sachs Group, Inc. (The)	2.433%(3 Mo. LIBOR + .75%) #	2/23/2023	1,153	1,106,316
Goldman Sachs Group, Inc. (The)	2.801%(3 Mo. LIBOR + 1.00%) #	7/24/2023	305	289,264
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	588	817,139
JPMorgan Chase & Co.	1.499%(3 Mo. LIBOR + .61%) #	6/18/2022	533	520,030
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	4,159	4,475,482
Macquarie Group Ltd. (Australia)†(e)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	1,431	1,433,162
Morgan Stanley	3.875%	1/27/2026	1,525	1,649,662
Morgan Stanley	4.00%	7/23/2025	1,779	1,907,615
Morgan Stanley	7.25%	4/1/2032	84	120,444
Royal Bank of Canada (Canada)(e)	2.196%(3 Mo. LIBOR + .36%) #	1/17/2023	689	643,290
Santander UK plc (United Kingdom)(e)	7.95%	10/26/2029	902	1,182,900
State Street Corp.†	2.825%(SOFR + 2.69%) #	3/30/2023	499	503,895
Toronto-Dominion Bank (The) (Canada)(e)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031	3,463	3,448,556
Truist Bank	2.25%	3/11/2030	637	584,833
UBS AG	7.625%	8/17/2022	1,234	1,271,625
UBS AG (Switzerland)(e)	5.125%	5/15/2024	1,399	1,412,990
Wachovia Corp.	7.574%	8/1/2026	660	827,110
Wells Fargo Bank NA	5.85%	2/1/2037	2,380	3,024,262
Wells Fargo Bank NA	6.60%	1/15/2038	437	614,909
Total				38,592,547

Beverages 0.42%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	1,902	1,993,406
Becle SAB de CV (Mexico)†(e)	3.75%	5/13/2025	350	335,851
Fomento Economico Mexicano SAB de CV (Mexico)(e)	4.375%	5/10/2043	300	319,188
Total				2,648,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.20%

Carrier Global Corp.†	3.577%	4/5/2050	$256	$231,263
Cemex SAB de CV (Mexico)†(e)	5.45%	11/19/2029	620	505,455
Griffon Corp.†	5.75%	3/1/2028	587	555,082
Total				1,291,800

Business Services 0.19%

Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.00%	7/30/2027	275	221,388
PayPal Holdings, Inc.	2.85%	10/1/2029	633	632,191
Pepperdine University	3.301%	12/1/2059	294	340,717
Total				1,194,296

Cable & Satellite Television 0.40%

CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	645	646,967
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	596	601,698
DISH DBS Corp.	7.75%	7/1/2026	1,231	1,271,685
Total				2,520,350

Chemicals 0.68%

Ashland LLC	6.875%	5/15/2043	272	277,523
CF Industries, Inc.	4.95%	6/1/2043	619	592,693
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%	7/19/2022	580	576,526
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%	7/19/2027	1,300	1,350,227
Orbia Advance Corp. SAB de CV (Mexico)†(e)	4.875%	9/19/2022	205	197,504
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(e)	3.949%	4/24/2023	960	954,624
Tronox, Inc.†	6.50%	4/15/2026	369	334,895
Total				4,283,992

Coal 0.07%

Indika Energy Capital III Pte Ltd. (Singapore)†(e)	5.875%	11/9/2024	640	434,948

Computer Hardware 0.31%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	257,889
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	168,456
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,189	1,401,971
Diebold Nixdorf, Inc.	8.50%	4/15/2024	215	141,632
Total				1,969,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.19%

Oracle Corp.	6.125%	7/8/2039	$902	$1,220,693

Construction/Homebuilding 0.20%

Century Communities, Inc.	6.75%	6/1/2027	576	470,211
Toll Brothers Finance Corp.	4.35%	2/15/2028	588	540,103
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	278,455
Total				1,288,769

Consumer/Commercial/Lease Financing 0.45%

Navient Corp.	5.00%	3/15/2027	1,091	946,115
Springleaf Finance Corp.	5.375%	11/15/2029	2,076	1,912,142
Total				2,858,257

Drugs 0.93%

AbbVie, Inc.†	2.346%(3 Mo. LIBOR + .65%) #	11/21/2022	782	731,910
AbbVie, Inc.†	4.25%	11/21/2049	368	402,093
Bausch Health Americas, Inc.†	9.25%	4/1/2026	526	552,011
Bayer Corp.†	6.65%	2/15/2028	271	321,948
Bayer US Finance II LLC†	3.875%	12/15/2023	881	903,131
Bristol-Myers Squibb Co.†	3.625%	5/15/2024	1,087	1,150,653
Cigna Corp.	1.493%(3 Mo. LIBOR + .65%) #	9/17/2021	551	529,510
CVS Health Corp.	5.05%	3/25/2048	1,110	1,265,450
Total				5,856,706

Electric: Generation 0.24%

Clearway Energy Operating LLC	5.75%	10/15/2025	274	272,974
Exelon Corp.	4.05%	4/15/2030	557	552,770
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026	620	514,447
NRG Energy, Inc.	5.75%	1/15/2028	155	158,960
Total				1,499,151

Electric: Integrated 0.16%

Empresas Publicas de Medellin ESP (Colombia)†(e)	4.25%	7/18/2029	280	241,092
Florida Power & Light Co.	2.85%	4/1/2025	700	736,642
Total				977,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.83%

Ameren Corp.	3.50%	1/15/2031	$1,092	$1,089,412
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	1,118	1,261,969
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	1,272	1,339,478
Cleco Corporate Holdings LLC†	3.375%	9/15/2029	480	479,688
Cleco Corporate Holdings LLC	4.973%	5/1/2046	419	405,653
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	510	607,399
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	246	317,110
Dominion Energy, Inc.	3.375%	4/1/2030	1,307	1,293,865
DTE Electric Co.(c)	2.625%	3/1/2031	2,185	2,181,329
Duke Energy Indiana LLC	2.75%	4/1/2050	381	351,829
Emera US Finance LP	4.75%	6/15/2046	1,048	970,256
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(e)	4.45%	8/1/2035	275	285,450
Entergy Arkansas LLC	4.20%	4/1/2049	729	831,364
Entergy Louisiana LLC	4.00%	3/15/2033	1,201	1,335,103
Exelon Generation Co. LLC	5.60%	6/15/2042	462	448,163
Exelon Generation Co. LLC	5.75%	10/1/2041	591	538,030
FirstEnergy Transmission LLC†	4.55%	4/1/2049	817	819,841
Listrindo Capital BV (Netherlands)†(e)	4.95%	9/14/2026	985	865,564
Massachusetts Electric Co.†	4.004%	8/15/2046	501	489,848
Minejesa Capital BV (Netherlands)†(e)	4.625%	8/10/2030	250	225,364
Oglethorpe Power Corp.	5.95%	11/1/2039	413	493,484
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	634,097
PSEG Power LLC	8.625%	4/15/2031	447	571,987
Total				17,836,283

Electrical Equipment 0.27%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	1,767	1,688,384

Electronics 0.23%

Roper Technologies, Inc.	3.65%	9/15/2023	1,369	1,409,880
Trimble, Inc.	4.90%	6/15/2028	11	11,872
Total				1,421,752

Energy Equipment & Services 0.09%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	585	574,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.27%

Afren plc (United Kingdom)†(e)(f)	6.625%	12/9/2020	$244	$1,195
Berry Petroleum Co. LLC†	7.00%	2/15/2026	471	192,424
Centennial Resource Production LLC†	6.875%	4/1/2027	603	151,937
Laredo Petroleum, Inc.	9.50%	1/15/2025	1,156	466,735
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	596	278,633
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	557	281,285
Oasis Petroleum, Inc.	6.875%	3/15/2022	550	112,750
PDC Energy, Inc.	5.75%	5/15/2026	115	65,173
QEP Resources, Inc.	5.625%	3/1/2026	364	135,617
Total				1,685,749

Engineering & Contracting Services 0.15%

China Railway Resources Huitung Ltd. (Hong Kong)(e)	3.85%	2/5/2023	900	965,468

Entertainment 0.07%

Churchill Downs, Inc.†	4.75%	1/15/2028	57	49,906
Scientific Games International, Inc.†	7.25%	11/15/2029	622	388,408
Total				438,314

Financial Services 1.32%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	1,388	1,181,483
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.875%	1/23/2028	916	700,014
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	523	448,987
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	131,633
Ameriprise Financial, Inc.	3.00%	4/2/2025	638	635,301
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	489	462,152
International Lease Finance Corp.	5.875%	8/15/2022	156	139,623
Navient Corp.	6.75%	6/25/2025	1,150	1,066,625
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	541	551,110
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	620,124
Quicken Loans, Inc.†	5.75%	5/1/2025	618	618,776
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	700	640,645
Visa, Inc.	1.90%	4/15/2027	1,097	1,093,906
Total				8,290,379

Food 0.11%

Sysco Corp.	5.95%	4/1/2030	358	377,668
Sysco Corp.	6.60%	4/1/2040	278	299,079
Total				676,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug 0.19%

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	$1,093	$1,178,527

Food: Wholesale 0.61%

Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	297	220,451
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	638	585,346
General Mills, Inc.	2.875%	4/15/2030	203	203,405
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,077	976,434
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	370	300,210
Minerva Luxembourg SA (Luxembourg)†(e)	5.875%	1/19/2028	503	444,627
Performance Food Group, Inc.†	5.50%	10/15/2027	631	590,032
Sysco Corp.	2.40%	2/15/2030	609	503,526
Total				3,824,031

Gaming 0.26%

Boyd Gaming Corp.†	4.75%	12/1/2027	406	337,203
Boyd Gaming Corp.	6.00%	8/15/2026	654	568,027
Penn National Gaming, Inc.†	5.625%	1/15/2027	608	456,251
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%	7/15/2026	287	271,430
Total				1,632,911

Gas Distribution 0.06%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	825	379,752

Health Care Services 0.74%

Adventist Health System	2.952%	3/1/2029	360	346,302
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	632	659,521
CommonSpirit Health	3.347%	10/1/2029	1,975	1,869,018
Encompass Health Corp.	4.50%	2/1/2028	101	99,616
HCA, Inc.	5.25%	6/15/2026	886	931,449
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	189	190,719
Radiology Partners, Inc.†	9.25%	2/1/2028	657	573,725
Total				4,670,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 0.29%

MEDNAX, Inc.†	6.25%	1/15/2027	$658	$533,029
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	629	614,895
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	588	416,623
Tenet Healthcare Corp.†	6.25%	2/1/2027	286	279,923
Total				1,844,470

Hotels 0.12%

Wyndham Destinations, Inc.	5.75%	4/1/2027	866	730,508

Household Equipment/Products 0.01%

Kimberly-Clark de Mexico SAB de CV (Mexico)†(e)	3.80%	4/8/2024	100	92,750

Insurance 0.37%

Radian Group, Inc.	4.875%	3/15/2027	918	912,072
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,250	1,427,634
Total				2,339,706

Insurance Brokerage 0.03%

HUB International Ltd.†	7.00%	5/1/2026	173	172,580

Integrated Energy 0.09%

Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(e)	4.95%	2/6/2028	200	209,159
Pertamina Persero PT (Indonesia)†(e)	4.70%	7/30/2049	400	375,697
Total				584,856

Investments & Miscellaneous Financial Services 0.13%

AI Candelaria Spain SLU (Spain)†(e)	7.50%	12/15/2028	250	187,136
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	950	618,925
Total				806,061

Leisure 0.04%

Carnival plc	7.875%	6/1/2027	277	255,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.49%

Archer-Daniels-Midland Co.	2.75%	3/27/2025	$413	$421,866
BAT Capital Corp.	4.39%	8/15/2037	2,161	2,010,508
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029	865	683,350
Total				3,115,724

Machinery: Industrial/Specialty 0.45%

Kennametal, Inc.	4.625%	6/15/2028	553	560,423
nVent Finance Sarl (Luxembourg)(e)	4.55%	4/15/2028	2,038	2,278,316
Total				2,838,739

Managed Care 0.23%

Centene Corp.†	3.375%	2/15/2030	887	828,236
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	677	594,088
Total				1,422,324

Manufacturing 0.54%

3M Co.	2.65%	4/15/2025	310	323,778
Carlisle Cos., Inc.	2.75%	3/1/2030	877	771,284
General Electric Co.	1.741%(3 Mo. LIBOR + 1.00%) #	3/15/2023	959	891,019
General Electric Co.	2.121%(3 Mo. LIBOR + .38%) #	5/5/2026	286	232,076
General Electric Co.	6.15%	8/7/2037	1,025	1,185,540
Total				3,403,697

Media 0.93%

AMC Networks, Inc.	4.75%	8/1/2025	289	282,860
Cox Communications, Inc.†	4.70%	12/15/2042	455	450,190
Cox Communications, Inc.†	8.375%	3/1/2039	1,444	2,012,431
Gray Television, Inc.†	7.00%	5/15/2027	280	280,154
NBCUniversal Enterprise, Inc.†	1.833%(3 Mo. LIBOR + .40%) #	4/1/2021	583	575,297
Scripps Escrow, Inc.†	5.875%	7/15/2027	603	533,987
Time Warner Cable LLC	7.30%	7/1/2038	511	629,403
Time Warner Entertainment Co. LP	8.375%	7/15/2033	502	692,342
VTR Finance BV (Chile)†(e)	6.875%	1/15/2024	455	415,754
Total				5,872,418

Media: Diversified 0.16%

Globo Comunicacao e Participacoes SA (Brazil)†(e)	4.875%	1/22/2030	950	816,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified (continued)

Prosus NV (Netherlands)†(e)	3.68%	1/21/2030	$230	$208,912
Total				1,025,675

Medical Products 0.10%

Baxter International, Inc.†	3.75%	10/1/2025	608	647,002

Metals & Minerals: Miscellaneous 0.84%

Anglo American Capital plc (United Kingdom)†(e)	4.00%	9/11/2027	1,457	1,374,019
Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027	1,530	1,498,342
Chinalco Capital Holdings Ltd. (British Virgin Island)(e)	4.00%	8/25/2021	640	619,981
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%	10/25/2042	1,347	1,086,132
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	281	286,267
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%	4/11/2023	430	430,787
Total				5,295,528

Metals/Mining (Excluding Steel) 0.37%

Freeport-McMoRan, Inc.	4.125%	3/1/2028	672	590,782
Hecla Mining Co.	7.25%	2/15/2028	1,387	1,231,656
Warrior Met Coal, Inc.†	8.00%	11/1/2024	586	487,479
Total				2,309,917

Natural Gas 0.27%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,704	1,696,928

Oil 1.71%

Diamondback Energy, Inc.	3.50%	12/1/2029	756	536,210
Ecopetrol SA (Colombia)(e)	4.125%	1/16/2025	1,420	1,335,162
Ecopetrol SA (Colombia)(e)	5.875%	5/28/2045	289	259,035
Empresa Nacional del Petroleo (Chile)†(e)	3.75%	8/5/2026	750	704,487
Eni SpA (Italy)†(e)	5.70%	10/1/2040	1,800	1,819,547
Equinor ASA (Norway)(e)	7.15%	11/15/2025	605	741,452
Pertamina Persero PT (Indonesia)†(e)	4.15%	2/25/2060	200	166,096
Petrobras Global Finance BV (Netherlands)†(e)	5.093%	1/15/2030	910	833,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	$956	$704,565
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	1,320	922,076
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%	4/16/2024	1,050	1,021,917
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	386,521
SM Energy Co.	6.75%	9/15/2026	714	220,299
Valero Energy Corp.	10.50%	3/15/2039	668	861,726
WPX Energy, Inc.	8.25%	8/1/2023	113	84,043
YPF SA (Argentina)†(e)	8.50%	7/28/2025	281	147,453
Total				10,744,377

Oil Field Equipment & Services 0.05%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	320	318,813

Oil Refining & Marketing 0.03%

Citgo Holding, Inc.†	9.25%	8/1/2024	234	192,465

Oil: Crude Producers 0.24%

Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029	384	288,815
Northern Natural Gas Co.†	4.30%	1/15/2049	371	387,786
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	882	841,781
Total				1,518,382

Oil: Integrated Domestic 0.20%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	1,563	1,290,112

Packaging 0.07%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	577	441,422

Paper & Forest Products 0.08%

Fibria Overseas Finance Ltd. (Brazil)(e)	4.00%	1/14/2025	552	515,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 0.48%

Coty, Inc.†	6.50%	4/15/2026	$980	$874,724
Mattel, Inc.†	6.75%	12/31/2025	911	934,918
Newell Brands, Inc.	5.625%	4/1/2036	1,206	1,201,053
Total				3,010,695

Pharmaceuticals 0.05%

Bausch Health Cos, Inc.†	5.00%	1/30/2028	324	309,161

Real Estate Development & Management 0.19%

Kaisa Group Holdings Ltd. (China)†(e)	11.95%	10/22/2022	390	338,497
Sunac China Holdings Ltd. (China)(e)	7.875%	2/15/2022	920	883,200
Total				1,221,697

Real Estate Investment Trusts 1.84%

China Evergrande Group (China)(e)	10.00%	4/11/2023	1,000	760,023
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	1/17/2023	226	212,428
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023	374	359,955
Crown Castle International Corp.	3.30%	7/1/2030	503	498,870
EPR Properties	4.95%	4/15/2028	2,007	1,981,295
Equinix, Inc.	2.625%	11/18/2024	942	885,522
Healthcare Realty Trust, Inc.	2.40%	3/15/2030	450	401,093
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	895	802,404
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024	330	255,746
Longfor Group Holdings Ltd. (China)(e)	4.50%	1/16/2028	470	474,784
Shimao Property Holdings Ltd. (Hong Kong)(e)	4.75%	7/3/2022	500	493,740
Spirit Realty LP	3.40%	1/15/2030	860	741,556
VEREIT Operating Partnership LP	4.875%	6/1/2026	2,378	2,295,466
WEA Finance LLC†	2.875%	1/15/2027	1,246	1,176,405
Yuzhou Properties Co. Ltd. (China)(e)	6.00%	10/25/2023	270	224,775
Total				11,564,062

Recreation & Travel 0.27%

Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,811	1,143,104
Viking Cruises Ltd.†	5.875%	9/15/2027	956	564,671
Total				1,707,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.07%

McDonald’s Corp.	3.30%	7/1/2025	$167	$173,075
Yum! Brands, Inc.†	7.75%	4/1/2025	229	241,022
Total				414,097

Retail 0.19%

Lithia Motors, Inc.†	4.625%	12/15/2027	1,317	1,195,309

Software/Services 0.10%

Match Group, Inc.†	5.00%	12/15/2027	627	604,141

Specialty Retail 0.26%

JD.com, Inc. (China)(e)	3.375%	1/14/2030	985	987,656
Murphy Oil USA, Inc.	4.75%	9/15/2029	357	336,669
NIKE, Inc.	2.40%	3/27/2025	298	309,127
Total				1,633,452

Steel 0.09%

GUSAP III LP†	4.25%	1/21/2030	635	562,775

Support: Services 0.28%

Ahern Rentals, Inc.†	7.375%	5/15/2023	612	354,192
Brand Industrial Service, Inc.†	8.50%	7/15/2025	620	491,455
Johns Hopkins University	2.813%	1/1/2060	241	218,721
United Rentals North America, Inc.	4.875%	1/15/2028	592	577,526
University of Chicago (The)	2.761%	4/1/2045	124	117,173
Total				1,759,067

Technology 0.69%

Baidu, Inc. (China)(e)	3.50%	11/28/2022	433	440,925
Match Group, Inc.†	5.625%	2/15/2029	287	276,537
Netflix, Inc.	6.375%	5/15/2029	1,643	1,799,989
Prosus NV (Netherlands)†(e)	5.50%	7/21/2025	770	765,480
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	1,000	1,064,163
Total				4,347,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.67%

AT&T, Inc.	1.964%(3 Mo. LIBOR + 1.18%) #	6/12/2024	$1,354	$1,258,279
AT&T, Inc.	6.25%	3/29/2041	1,346	1,677,966
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	298,776
Oztel Holdings SPC Ltd. (United Arab Emirates)†(e)	6.625%	4/24/2028	740	538,658
Verizon Communications, Inc.	2.792%(3 Mo. LIBOR + 1.10%) #	5/15/2025	475	433,251
Total				4,206,930

Telecommunications: Satellite 0.15%

Intelsat Jackson Holdings SA (Luxembourg)(e)	5.50%	8/1/2023	642	398,846
ViaSat, Inc.†	5.625%	4/15/2027	579	574,976
Total				973,822

Telecommunications: Wireless 0.10%

Sprint Capital Corp.	6.875%	11/15/2028	534	612,898

Telecommunications: Wireline Integrated & Services 0.14%

Consolidated Communications, Inc.	6.50%	10/1/2022	679	599,217
Front Range BidCo, Inc.†	6.125%	3/1/2028	272	259,930
Total				859,147

Tobacco 0.08%

BAT Capital Corp.	4.70%	4/2/2027	487	497,351

Transportation: Infrastructure/Services 0.04%

Autoridad del Canal de Panama (Panama)†(e)	4.95%	7/29/2035	200	231,061

Transportation: Miscellaneous 0.03%

Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%	5/2/2023	220	219,725

Utilities 0.19%

Aegea Finance Sarl (Brazil)†(e)	5.75%	10/10/2024	574	533,105
Essential Utilities, Inc.	3.566%	5/1/2029	666	680,388
Total				1,213,493
Total Corporate Bonds (cost $227,409,694)				211,398,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.65%

Angola 0.07%

Republic of Angola†(e)	8.25%	5/9/2028	$525	$218,696
Republic of Angola†(e)	9.50%	11/12/2025	560	241,288
Total				459,984

Argentina 0.03%

Provincia de Mendoza†(e)	8.375%	5/19/2024	400	184,000

Bahamas 0.10%

Commonwealth of Bahamas†(e)	6.00%	11/21/2028	370	325,061
Commonwealth of Bahamas†(e)	6.95%	11/20/2029	300	279,753
Total				604,814

Egypt 0.17%

Republic of Egypt†(e)	4.55%	11/20/2023	200	178,110
Republic of Egypt†(e)	6.125%	1/31/2022	220	212,645
Republic of Egypt†(e)	6.588%	2/21/2028	575	492,344
Republic of Egypt†(e)	7.903%	2/21/2048	200	163,249
Total				1,046,348

Guatemala 0.11%

Republic of Guatemala†(e)	4.875%	2/13/2028	730	714,336

Indonesia 0.23%

Republic of Indonesia(e)	3.40%	9/18/2029	1,500	1,479,950

Japan 0.98%

Japan Bank for International Corp.(e)	2.125%	2/10/2025	3,236	3,433,356
Japan Bank for International Corp.(e)	2.50%	5/23/2024	2,564	2,714,697
Total				6,148,053

Kenya 0.13%

Republic of Kenya†(e)	7.00%	5/22/2027	860	797,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Latvia 0.04%

Republic of Latvia†(e)	5.25%	6/16/2021	$258	$268,232

Mexico 0.10%

United Mexican States(e)	3.75%	1/11/2028	600	599,556

Nigeria 0.11%

Republic of Nigeria†(e)	6.375%	7/12/2023	600	501,540
Republic of Nigeria†(e)	7.143%	2/23/2030	275	193,101
Total				694,641

Pakistan 0.04%

Republic of Pakistan†(e)	6.875%	12/5/2027	310	259,082

Qatar 0.19%

State of Qatar†(e)	3.25%	6/2/2026	825	837,537
State of Qatar†(e)	5.103%	4/23/2048	310	377,431
Total				1,214,968

Romania 0.01%

Republic of Romania†(e)	6.125%	1/22/2044	49	56,573

Sri Lanka 0.04%

Republic of Sri Lanka†(e)	6.85%	11/3/2025	400	247,993

Turkey 0.30%
Republic of Turkey(e)	4.25%	4/14/2026	820	685,725
Republic of Turkey(e)	5.25%	3/13/2030	445	361,749
Republic of Turkey(e)	5.75%	3/22/2024	510	476,494
Turkiye Ihracat Kredi Bankasi AS†(e)	8.25%	1/24/2024	400	378,534
Total				1,902,502
Total Foreign Government Obligations (cost $18,298,031)				16,678,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.95%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.217	%#(g)	2/25/2032	$2,731	$352,819
Government National Mortgage Assoc. 2012-144 AL	1.85	%#(g)	1/16/2053	3,386	3,342,259
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	2	2,024
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(g)	11/16/2055	996	1,026,082
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(g)	2/16/2049	692	715,214
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(g)	2/16/2053	211	217,684
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	1,556	1,602,446
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,167	1,199,019
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	610	629,860
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,665	1,718,218
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	474	489,461
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	416	426,565
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	540	556,530
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,018,589)					12,278,181

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.04%

Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	1,524	1,685,108
Federal National Mortgage Assoc.(h)	3.00%		TBA	36,200	37,963,336
Federal National Mortgage Assoc.	3.50%		3/1/2050	28,967	30,909,193
Federal National Mortgage Assoc.(h)	3.50%		TBA	30,656	32,431,892
Federal National Mortgage Assoc.	4.00%		1/1/2048	1,848	2,043,231
Federal National Mortgage Assoc.(h)	4.00%		TBA	25,957	27,716,652
Federal National Mortgage Assoc.	4.182%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	295	301,877
Government National Mortgage Assoc.(h)	3.50%		TBA	17,500	18,439,044
Total Government Sponsored Enterprises Pass-Throughs (cost $148,515,296)					151,490,333

MUNICIPAL BONDS 0.78%

California	7.30%		10/1/2039	235	361,895
California	7.625%		3/1/2040	350	565,982
California Health Facilities Financing Authority	3.034%		6/1/2034	350	351,726
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	646	655,238
Massachusetts School Building Authority	3.395%		10/15/2040	895	918,368
Michigan Finance Authority	3.084%		12/1/2034	940	979,696
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	680	727,709
University of California Bond of Regents	3.006%		5/15/2050	375	342,281
Total Municipal Bonds (cost $4,851,430)					4,902,895

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.68%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(g)	12/25/2059	367	364,368
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.655%(1 Mo. LIBOR + .95%)	#	6/15/2035	537	446,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.555%(1 Mo. LIBOR + .85%)	#	1/15/2033	$187	$177,852
BBCMS Mortgage Trust 2019-BWAY A†	1.661%(1 Mo. LIBOR + .96%)	#	11/25/2034	655	614,473
BBCMS Mortgage Trust 2019-BWAY B†	2.015%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	288	267,141
BX Trust 2018-GW A†	1.505%(1 Mo. LIBOR + .80%)	#	5/15/2035	1,467	1,330,700
BX Trust 2019-OC11 A†	3.202%		12/9/2041	1,251	1,160,428
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	917,808
COMM 2015-LC19 Mortgage Trust 2015-LC19 A4	3.183%		2/10/2048	417	438,762
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,064,390
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.008	%#(g)	8/10/2047	532	18,407
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(g)	7/10/2050	510	540,094
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435	%#(g)	7/10/2050	178	179,221
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435	%#(g)	7/10/2050	410	360,362
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.435	%#(g)	7/10/2050	574	473,285
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	299	304,278
CSAIL Commercial Mortgage Trust 2015-C2 C	4.192	%#(g)	6/15/2057	700	609,168
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	709	688,054
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	2,183	2,033,735
CSMC Trust 2020-AFC1 A1†	2.24	%#(g)	2/25/2050	852	761,690
DBWF Mortgage Trust 2018-GLKS A†	1.78%(1 Mo. LIBOR + 1.03%)	#	12/19/2030	1,008	849,534
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(g)	1/25/2060	539	525,584
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	390	374,885
Great Wolf Trust 2019-WOLF A†	1.739%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,216	2,970,676
Great Wolf Trust 2019-WOLF E†	3.437%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	1,250	1,030,971
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.655%(1 Mo. LIBOR + .95%)	#	7/15/2035	682	654,727
GS Mortgage Securities Trust 2015-GC32 C	4.427	%#(g)	7/10/2048	195	170,961
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	673,211
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(g)	8/5/2034	629	609,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269	%#(g)	7/15/2048	$374	$352,760
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.854	%#(g)	9/6/2038	100	104,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.705%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	1,362	1,302,240
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.005%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	1,059	961,784
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	2.805%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	680	562,321
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.679%(1 Mo. LIBOR + 1.02%)	#	11/15/2035	542	474,056
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.327%(1 Mo. LIBOR + .95%)	#	7/5/2033	377	356,367
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	2.627%(1 Mo. LIBOR + 1.25%)	#	7/5/2033	1,130	1,052,854
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	345,040
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	452,027
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	12	8,918
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.597	%#(g)	7/15/2050	15,987	384,459
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(g)	1/26/2060	335	333,241
PFP Ltd. 2019-6 A†	1.755%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	749	689,348	(a)
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	576	597,530
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(g)	2/25/2024	234	225,605
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(g)	1/5/2043	250	225,146
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(g)	2/25/2050	530	509,503
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	6	5,909
UBS-BAMLL Trust 2012-WRM E†	4.238	%#(g)	6/10/2030	595	522,328
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365	%#(g)	8/10/2049	200	203,112
Verus Securitization Trust 2020-1 A1†	2.417	%#(g)	1/25/2060	618	594,260
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.283	%#(g)	7/15/2046	364	321,717
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.11	%#(g)	5/15/2048	1,489	1,210,093
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(g)	7/15/2048	213	178,287
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.971	%#(g)	1/15/2059	434	325,712
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(g)	11/15/2050	1,630	1,680,862
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	1,125	1,173,808
Total Non-Agency Commercial Mortgage-Backed Securities (cost $37,736,011)					35,764,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 24.68%

U.S. Treasury Bond	2.00%	2/15/2050	$5,429	$6,308,562
U.S. Treasury Bond	2.375%	11/15/2049	1,271	1,587,409
U.S. Treasury Bond	2.75%	11/15/2047	12,501	16,550,640
U.S. Treasury Bond	3.625%	8/15/2043	9,223	13,602,484
U.S. Treasury Inflation Indexed Note(i)	0.625%	4/15/2023	13,082	13,183,151
U.S. Treasury Note	1.375%	1/31/2022	9,425	9,624,361
U.S. Treasury Note	1.875%	12/15/2020	5,335	5,401,271
U.S. Treasury Note	2.50%	1/31/2021	30,208	30,814,520
U.S. Treasury Notes	0.375%	3/31/2022	42,696	42,813,581
U.S. Treasury Notes	0.50%	3/31/2025	15,546	15,645,895
Total U.S. Treasury Obligations (cost $147,232,444)				155,531,874
Total Long- Term Investments (cost $708,980,745)				696,560,562

SHORT-TERM INVESTMENTS 8.03%

CORPORATE BONDS 1.35%

Aerospace/Defense 0.12%

L3Harris Technologies, Inc.	2.25%(3 Mo. LIBOR + .48%) #	4/30/2020	786	784,918

Automakers 0.37%

Toyota Motor Credit Corp.	1.753%(3 Mo. LIBOR + .07%) #	5/22/2020	2,324	2,314,626

Banks: Regional 0.09%

Wells Fargo & Co.	2.594%(3 Mo. LIBOR + 1.34%) #	3/4/2021	560	558,318

Computer Hardware 0.08%

Hewlett Packard Enterprise Co.	1.464%(3 Mo. LIBOR + .68%) #	3/12/2021	543	525,454

Drugs 0.05%

CVS Health Corp.	1.719%(3 Mo. LIBOR + .72%) #	3/9/2021	296	289,955

Electronics 0.22%

Tyco Electronics Group SA (Luxembourg)(e)	1.764%(3 Mo. LIBOR + .45%) #	6/5/2020	1,404	1,396,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Insurance 0.12%

Jackson National Life Global Funding†	1.051%(3 Mo. LIBOR + .31%)	#	3/16/2021		$756	$739,803

Retail 0.25%
Dollar Tree, Inc.	2.536%(3 Mo. LIBOR + .70%)	#	4/17/2020		1,606	1,605,664

Specialty Retail 0.02%

Home Depot, Inc. (The)	1.464%(3 Mo. LIBOR + .15%)	#	6/5/2020		110	109,861

Telecommunications: Wireline Integrated & Services 0.03%

AT&T, Inc.	2.305%(3 Mo. LIBOR + .93%)	#	6/30/2020		167	165,919
Total Corporate Bonds (cost $8,443,221)						8,490,954

FOREIGN GOVERNMENT OBLIGATION 5.31%

Japan
Japan Treasury Discount Bill(b) (cost $32,942,762)	Zero Coupon		4/27/2020	JPY	3,600,000	33,485,441

REPURCHASE AGREEMENT 0.24%

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $1,505,000 of U.S. Treasury Note at 2.125% due 05/15/2022; value: $1,577,299; proceeds: $1,546,223 (cost $1,546,223)					$1,546	1,546,223

U.S. TREASURY OBLIGATION 1.13%

U.S. Treasury Bill (cost $7,108,428)	Zero Coupon		5/7/2020		7,119	7,118,562
Total Short-Term Investments (cost $50,040,634)						50,641,180
Total Investments in Securities 118.58% (cost $759,021,379)						747,201,742
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (18.58%)						(117,075,894)
Net Assets 100.00%						$630,125,848

CAD	Canadian dollar.
JPY	Japanese yen.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $166,622,388, which represents 26.44% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Securities purchased on a when-issued basis.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Foreign security traded in U.S. dollars.
(f)	Defaulted (non-income producing security).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Bank of America	6/15/2020	526,000	$379,701	$374,030	$5,671

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	State Street Bank and Trust	4/27/2020	3,600,000,000	$33,012,834	$33,517,999	$(505,165)

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2020	39	Long	$5,298,398	$5,408,813	$110,415
U.S. 5-Year Treasury Note	June 2020	403	Long	49,168,106	50,519,828	1,351,722
U.S. Long Bond	June 2020	230	Long	38,365,396	41,184,375	2,818,979
Total Unrealized Appreciation on Open Futures Contracts						$4,281,116

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	June 2020	135	Short	$(20,074,182)	$(21,064,219)	$(990,037)
U.S. Ultra Treasury Bond	June 2020	14	Short	(2,821,349)	(3,106,250)	(284,901)
Total Unrealized Depreciation on Open Futures Contracts						$(1,274,938)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$40,000,172	$8,184,044	$48,184,216
Remaining Industries	—	60,331,121	—	60,331,121
Corporate Bonds	—	211,398,603	—	211,398,603
Foreign Government Obligations	—	16,678,682	—	16,678,682
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,278,181	—	12,278,181
Government Sponsored Enterprises Pass-Throughs	—	151,490,333	—	151,490,333
Municipal Bonds	—	4,902,895	—	4,902,895
Non-Agency Commercial Mortgage-Backed Securities	—	35,075,309	689,348	35,764,657
U.S. Treasury Obligations	—	155,531,874	—	155,531,874
Short-Term Investments
Corporate Bonds	—	8,490,954	—	8,490,954
Foreign Government Obligation	—	33,485,441	—	33,485,441
Repurchase Agreement	—	1,546,223	—	1,546,223
U.S. Treasury Obligation	—	7,118,562	—	7,118,562
Total	$—	$738,328,350	$8,873,392	$747,201,742
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$5,671	$—	$5,671
Liabilities	—	(505,165)	—	(505,165)
Futures Contracts
Assets	4,281,116	—	—	4,281,116
Liabilities	(1,274,938)	—	—	(1,274,938)
Total	$3,006,178	$(499,494)	$—	$2,506,684

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non- Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2020	$386,770	$—
Accrued Discounts (Premiums)	(3)	—
Realized Gain (Loss)	26	—
Change in Unrealized Appreciation (Depreciation)	(854,693)	(59,378)
Purchases	—	—
Sales	(329,028)	—
Transfers into Level 3	8,980,972	748,726
Transfers out of Level 3	—	—
Balance as of March 31, 2020	$8,184,044	$689,348
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(854,693)	$(59,378)

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”, formerly “Calibrated Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.